             As filed with the Securities and Exchange Commission on May 1, 2006

                                           REGISTRATION NOS. 333-25549/811-02441


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       -----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.          [ ]
                         Post Effective Amendment No. 13      [X]
                                                      --
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Amendment No. 111                    [X]
                                       ---

                       -----------------------------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-8470
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                -----------------

                         AMERICAN HOME ASSURANCE COMPANY
                               (NAME OF GUARANTOR)

                       70 PINE STREET, NEW YORK, NY 10270
         (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 770-7000
               (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               ------------------

                              LAUREN W. JONES, ESQ.
                      AMERICAN GENERAL LIFE COMPANIES, LLC
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
(NAME AND ADDRESS OF AGENT FOR SERVICE FOR REGISTRANT, DEPOSITOR AND GUARANTORS)

                       -----------------------------------

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on [date] pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on [date] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts, and
(ii) a guarantee related to insurance obligations under certain of those contracts.

                           WM STRATEGIC ASSET MANAGER
                                   PROSPECTUS

                                   MAY 1, 2006

                 FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                      DEFERRED ANNUITY CONTRACTS OFFERED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        ANNUITY ADMINISTRATION DEPARTMENT
                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257

American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund series of the WM Variable Trust ("Trust"):

PORTFOLIOS                                                FUNDS
----------                                                -----
o        Flexible Income Portfolio                        o        Equity Income Fund
o        Conservative Balanced Portfolio                  o        Growth & Income Fund
o        Balanced Portfolio                               o        West Coast Equity Fund
o        Conservative Growth Portfolio                    o        Mid Cap Stock Fund
o        Strategic Growth Portfolio                       o        Growth Fund
                                                          o        Small Cap Growth Fund
                                                          o        International Growth Fund
                                                          o        Short Term Income Fund
                                                          o        U.S. Government Securities Fund
                                                          o        Income Fund
                                                          o        Money Market Fund


Each of the mutual fund series offers Class I shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.


We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of the WM Variable Trust.


For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2006. We have filed the SAI with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the SAI appears at page 36 of this Prospectus. You may obtain a free copy of the SAI if you write or call AGL's Annuity Administration Department, in our Home Office, which is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The telephone number is 1-800-277-0914. You may also obtain the SAI through the SEC's Web site at http://www.sec.gov.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

WM STRATEGIC ASSET MANAGER
TABLE OF CONTENTS


DEFINITIONS........................................................................................................  4
FEE TABLE..........................................................................................................  6
SUMMARY OF CONTRACT PROVISIONS.....................................................................................  7
         Minimum Investment Requirements...........................................................................  7
         Purchase Payment Accumulation.............................................................................  7
         Fixed and Variable Annuity Payments.......................................................................  8
         Changes in Allocations Among Divisions and Guarantee Periods..............................................  8
         Surrenders and Withdrawals................................................................................  8
         Cancellation Right........................................................................................  8
         Death Proceeds............................................................................................  9
         Limitations Imposed by Retirement Plans and Employers.....................................................  9
         Communications to Us......................................................................................  9
         Financial and Performance Information.....................................................................  9
SELECTED ACCUMULATION UNIT DATA (UNAUDITED)........................................................................  9
FINANCIAL INFORMATION.............................................................................................. 12
AGL................................................................................................................ 12
SEPARATE ACCOUNT D................................................................................................. 13
THE SERIES......................................................................................................... 13
         Voting Privileges......................................................................................... 14
THE FIXED ACCOUNT.................................................................................................. 15
         Guarantee Periods......................................................................................... 15
         Crediting Interest........................................................................................ 15
         New Guarantee Periods..................................................................................... 15
CONTRACT ISSUANCE AND PURCHASE PAYMENTS............................................................................ 16
         Payments.................................................................................................. 16
         Minimum Requirements...................................................................................... 16
OWNER ACCOUNT VALUE................................................................................................ 16
         Variable Account Value.................................................................................... 16
         Fixed Account Value....................................................................................... 17
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
     WITHDRAWAL OF OWNER ACCOUNT VALUE............................................................................. 17
         Transfers................................................................................................. 17
         Automatic Rebalancing..................................................................................... 19
         Market Timing............................................................................................. 19
         Surrenders................................................................................................ 19
         Partial Withdrawals....................................................................................... 20
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS......................................................................... 20
         Annuity Commencement Date................................................................................. 20
         Application of Owner Account Value........................................................................ 21
         Fixed and Variable Annuity Payments....................................................................... 21
         Annuity Payment Options................................................................................... 21
         Election of Annuity Payment Option........................................................................ 22
         Available Annuity Payment Options......................................................................... 22
         Transfers................................................................................................. 23
DEATH PROCEEDS..................................................................................................... 23
         Death Proceeds Before the Annuity Commencement Date....................................................... 23
         Death Proceeds After the Annuity Commencement Date........................................................ 24
         Proof of Death............................................................................................ 25
CHARGES UNDER THE CONTRACTS........................................................................................ 25
         Premium Taxes............................................................................................. 25
         Surrender Charge.......................................................................................... 25
         Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before
              February 15, 2000.................................................................................... 27
         Special Surrender Charge Rules for Contracts Issued Before October 2, 1998................................ 27
         Transfer Charges.......................................................................................... 28
         Annual Contract Fee....................................................................................... 28
         Charge to the Separate Account............................................................................ 28
         Miscellaneous............................................................................................. 29

         Systematic Withdrawal Plan................................................................................ 29
         One-Time Reinstatement Privilege.......................................................................... 29
         Reduction in Surrender Charges or Administrative Charges.................................................. 29
LONG-TERM CARE AND TERMINAL ILLNESS................................................................................ 29
         Long-Term Care............................................................................................ 29
         Terminal Illness.......................................................................................... 29
OTHER ASPECTS OF THE CONTRACTS..................................................................................... 29
         Owners, Annuitants, and Beneficiaries; Assignments........................................................ 30
         Reports................................................................................................... 30
         Rights Reserved by Us..................................................................................... 30
         Payment and Deferment..................................................................................... 31
FEDERAL INCOME TAX MATTERS......................................................................................... 31
         General................................................................................................... 31
         Non-Qualified Contracts................................................................................... 31
         Individual Retirement Annuities ("IRAs").................................................................. 33
         Roth IRAs................................................................................................. 34
         Simplified Employee Pension Plans......................................................................... 34
         Simple Retirement Accounts................................................................................ 35
         Other Qualified Plans..................................................................................... 35
         Private Employer Unfunded Deferred Compensation Plans..................................................... 36
         Economic Growth and Tax Relief Reconciliation Act of 2001................................................. 36
         Federal Income Tax Withholding and Reporting.............................................................. 36
         Taxes Payable by AGL and the Separate Account............................................................. 36
DISTRIBUTION ARRANGEMENTS.......................................................................................... 36
SERVICE AGREEMENTS................................................................................................. 37
LEGAL MATTERS...................................................................................................... 37
OTHER INFORMATION ON FILE.......................................................................................... 38
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................................................................... 38

DEFINITIONS

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

ACCOUNT VALUE - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

ANNUITANT - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY ADMINISTRATION DEPARTMENT - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

FIXED ACCOUNT - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191; Mailing address -- P.O. Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

SURRENDER CHARGE - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

FEE TABLE

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

OWNER TRANSACTION CHARGES
         Front-End Sales Charge Imposed on Purchases.............................    0%
         Maximum Surrender Charge(1).............................................  7.0%
         (computed as a percentage of purchase payments surrendered)
         Transfer Fee............................................................  $25(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

ANNUAL CONTRACT FEE(3)...........................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Variable Account Value)

         Mortality and Expense Risk Charge.......................................  1.25%
         Administrative Expense Charge...........................................  0.15%
                                                                                   -----
    Total Separate Account Annual Expenses.......................................  1.40%
                                                                                   =====

PORTFOLIO AND UNDERLYING FUND EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                                   MINIMUM              MAXIMUM
-------------------------------------------                                   -------              -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                                              0.53%                0.98%


Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:



                        1 Year                 3 Years               5 Years                10 Years
                        ------                 -------               -------                --------
Minimum                   $905                  $1,082                $1,443                  $2,332
Maximum                   $950                  $1,218                $1,672                  $2,793


----------

(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

(2) You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.

(3) This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

(2) This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                        1 Year                 3 Years               5 Years                10 Years
                        ------                 -------               -------                --------
Minimum                   $905                  $1,057                $1,423                  $2,332
Maximum                   $950                  $1,193                $1,652                  $2,793


(3) This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                        1 Year                 3 Years               5 Years                10 Years
                        ------                 -------               -------                --------
Minimum                   $800                  $1,057                $1,423                  $2,332
Maximum                   $845                  $1,193                $1,652                  $2,793


(4) If you do not surrender your Contract:


                        1 Year                 3 Years               5 Years                10 Years
                        ------                 -------               -------                --------
Minimum                   $205                    $632                $1,083                  $2,332
Maximum                   $250                    $768                $1,312                  $2,793


Note: These examples should not be considered representations of past or future expenses for AGL Separate Account D or for any Series. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through

     o the accumulation of purchase payments on a fixed or variable basis, and

     o the application of such accumulations to provide Fixed or Variable Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:

     o    the amount we receive on the date of issue of your Contract, and

     o any amount of transfers or exchanges which you already requested to be paid to us as of the date of issue, but we have not received by that date.

PURCHASE PAYMENT ACCUMULATION

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 16 available Divisions of the Separate Account. Each Division invests solely in shares of one of 16 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")



For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")


FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value -- Transfers," for these and other conditions of transfer.


After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options -- Transfers.")


SURRENDERS AND WITHDRAWALS


You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")


CANCELLATION RIGHT


You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.



We will refund to you, in most states, the sum of:


     o    your Account Value, and

     o    any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.


Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.


FINANCIAL AND PERFORMANCE INFORMATION


We include financial statements of AGL and the WM Strategic Asset Manager Divisions of Separate Account D in the SAI. (See "Contents of Statement of Additional Information.") The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of the Trust.


From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."


SELECTED ACCUMULATION UNIT DATA (UNAUDITED)



The following tables show the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations.



               AU VALUE       AU VALUE     AU VALUE  AU VALUE  AU VALUE  AU VALUE  AU VALUE  AU VALUE  AU VALUE  AU VALUE
               (BEGINNING     AT           AT        AT        AT        AT        AT        AT        AT        AT
DIVISION       OF PERIOD)(1)  12/31/97(2)  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03  12/31/04  12/31/05
--------------------------------------------------------------------------------------------------------------------------
Flexible
Income
Portfolio      $        5.00  $      5.09  $   5.61  $   6.01  $   6.27  $   6.48  $   6.53  $   7.29  $   6.48  $   7.81
Conservative
Balanced
Portfolio(3)   $        5.05  $      5.05  $   5.21  $   5.24  $   5.42  $   5.48  $   5.28  $   6.09  $   5.48  $   6.71
Balanced
Portfolio      $        5.00  $      5.19  $   6.00  $   7.56  $   7.49  $   7.39  $   6.65  $   8.05  $   7.39  $   9.14
Conservative
Growth
Portfolio      $        5.00  $      5.20  $   6.15  $   8.45  $   8.13  $   7.73  $   6.44  $   8.18  $   7.73  $   9.51
Strategic
Growth
Portfolio      $        5.00  $      5.31  $   6.60  $   9.64  $   9.15  $   8.46  $   6.63  $   8.70  $   8.46  $  10.28
Equity Income
Fund           $        5.00           --  $   5.10  $   5.16  $   5.96  $   6.34  $   5.47  $   7.02  $   6.34  $   8.97
Growth &
Income Fund    $        5.00           --  $   5.27  $   6.14  $   6.19  $   5.89  $   4.58  $   5.73  $   5.89  $   6.28

               AU VALUE       AU VALUE     AU VALUE  AU VALUE  AU VALUE  AU VALUE  AU VALUE  AU VALUE  AU VALUE  AU VALUE
               (BEGINNING     AT           AT        AT        AT        AT        AT        AT        AT        AT
DIVISION       OF PERIOD)(1)  12/31/97(2)  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03  12/31/04  12/31/05
--------------------------------------------------------------------------------------------------------------------------
West Coast
Equity Fund    $        5.00           --  $   5.42  $   7.50  $   7.86  $   8.29  $   6.33  $   8.95  $   8.29  $  10.68
Mid Cap Stock
Fund           $        5.00           --        --        --  $   5.82  $   6.42  $   5.68  $   7.15  $   6.42  $   9.04
Growth Fund    $        5.00           --  $   6.51  $  12.66  $   9.73  $   6.81  $   4.63  $   5.90  $   6.81  $   6.67
Small Cap
Growth Fund    $        5.00           --  $   5.26  $   8.87  $   7.83  $   6.73  $   3.51  $   5.93  $   6.73  $   5.93
International
Growth Fund    $        5.00           --  $   4.51  $   6.76  $   5.34  $   4.33  $   3.60  $   4.81  $   4.33  $   6.26
Short Term
Income Fund    $        5.00           --  $   5.12  $   5.20  $   5.55  $   5.92  $   6.20  $   6.45  $   5.92  $   6.51
U.S.
Government
Securities
Fund           $        5.00           --  $   5.15  $   5.10  $   5.52  $   5.86  $   6.30  $   6.34  $   5.86  $   6.54
Income Fund    $        5.00           --  $   5.13  $   4.95  $   5.39  $   5.75  $   6.21  $   6.72  $   5.75  $   7.07
Money Market
Fund           $        5.00  $      5.08  $   5.26  $   5.43  $   5.66  $   5.79  $   5.79  $   5.75  $   5.79  $   5.78



                         AU                AU              AU               AU               AU
                         OUTSTANDING       OUTSTANDING     OUTSTANDING      OUTSTANDING      OUTSTANDING
DIVISION                 AT 12/31/972      AT 12/31/98     AT 12/31/99      AT 12/31/00      AT 12/31/01
---------------------------------------------------------------------------------------------------------
Flexible
Income
Portfolio                 19,655.774         197,772.388    3,439,144.532    5,785,165.233    8,182,975.352
Conservative
Balanced
Portfolio                      0.000(3)      159,223.103    1,096,861.668    1,499,025.578    2,351,793.582
Balanced
Portfolio                453,339.806       1,859,881.570   12,033,168.476   32,836,153.871   40,969,356.326
Conservative
Growth
Portfolio                264,038.616       1,637,321.182    8,513,968.886   28,335,202.170   33,856,563.630
Strategic
Growth
Portfolio                111,494.836         749,671.602    3,584,668.199   10,506,667.519   11,050,599.132
Equity Income
Fund                              --         305,153.917    2,272,960.294    2,671,970.525    3,246,150.397
Growth &
Income Fund                       --         502,841.030    5,205,744.062    9,352,990.287    9,551,972.874
West Coast
Equity Fund                       --          58,117.270    1,091,631.484    3,024,359.456    3,331,295.113
Mid Cap Stock
Fund                              --                  --               --      394,124.813      823,142.998
Growth Fund                       --         232,430.131    4,728,611.423   10,071,085.242    8,330,605.412
Small Cap
Growth Fund                       --          25,966.576      325,450.027    1,357,176.480    1,240,993.128
International
Growth Fund                       --          30,476.828      288,477.422      915,393.029      781,327.828
Short Term
Income Fund                       --          15,012.476      259,468.345      385,576.563      520,841.088
U.S.
Government
Securities Fund                   --          76,666.683    1,417,780.628    2,036,726.008    3,747,397.969
Income Fund                       --          91,650.920      791,572.990    1,259,062.641    1,824,297.760
Money Market
Fund                      17,424.448         148,140.839      694,836.836    1,905,969.912    3,412,875.657

                                AU               AU                   AU               AU
                                OUTSTANDING      OUTSTANDING          OUTSTANDING      OUTSTANDING
DIVISION                        AT 12/31/02      AT 12/31/03          AT 12/31/04      AT 12/31/05
---------------------------------------------------------------------------------------------------
Flexible
Income
Portfolio                        9,808,934.082    7,868,316.436        8,182,975        5,803,431
Conservative
Balanced
Portfolio                        2,261,546.551    2,035,584.995        2,351,794        1,931,866
Balanced
Portfolio                       34,906,844.567   31,038,323.542       40,969,356       24,705,106
Conservative
Growth
Portfolio                       26,163,599.894   21,673,180.428       33,856,564       16,108,452
Strategic
Growth
Portfolio                        8,646,313.010    7,264,858.545       11,050,599        5,446,225
Equity Income
Fund                             3,088,847.446    2,828,240.659        3,246,150        2,685,742
Growth &
Income Fund                      7,300,111.330    5,917,060.683        9,551,973        4,258,719
West Coast
Equity Fund                      2,712,340.482    2,486,638.457        3,331,295        2,054,268
Mid Cap Stock
Fund                               915,142.688      803,239.487          823,143          674,912
Growth Fund                      5,917,083.216    4,884,654.061        8,330,605        3,259,242
Small Cap
Growth Fund                      1,002,626.559      927,137.008        1,240,993          585,522
International
Growth Fund                        643,141.049      560,816.206          781,328          518,465
Short Term
Income Fund                        816,941.328      683,336.872          520,841          431,283
U.S.
Government
Securities Fund                  6,054,654.976    3,935,171.725        3,747,398        1,909,404
Income Fund                      2,221,944.625    2,087,184.296        1,824,298        1,403,063
Money Market
Fund                             3,980,318.493    2,191,061.078        3,412,876        1,204,188


------------------------

(1) The dates when the Divisions commenced operations are as follows: Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Growth Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division, June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000. The Small Cap Growth Fund was previously known as the Small Cap Stock Fund.

(2) Accumulation Unit Values and Accumulation Units Outstanding show only for those Divisions which commenced operations before January 1, 1998.

(3) The Conservative Balanced Portfolio Division (previously named the Income Portfolio Division) originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. The unit value for the Division remained unchanged at $5.05 for the entire period of suspended operations and is the value indicated for the beginning of the period. The unit value was the same when the Division recommenced operations on April 22, 1998 (the date we identify as "Beginning of Period").

FINANCIAL INFORMATION


Please see the first page of this Prospectus for information on how to obtain a copy of the SAI. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")



The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the SAI. They provide financial information about the WM Strategic Asset Manager Divisions which invest in the Series of the Trust. (See "Contents of Statement of Additional Information.")


AGL

AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), which is wholly owned by American International Group, Inc. ("AIG"). The commitments under the Contracts are AGL's, and AGC and AIG have has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.


AMERICAN HOME ASSURANCE COMPANY



Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home") and AGC Life Insurance Company ("AGC Life"), two affiliates of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. These guarantees do not guarantee variable Contract value or the investment performance of the Variable Account Options available under the Contracts. Each guarantee provides that the Company's Contract owners can enforce the guarantee directly.



The AGC Life guarantee is limited and covers only (i) insurance obligations arising under Contracts issued on or after August 10, 2005 and before the AGC Life guarantee is terminated, including obligations arising from Purchase Payments or other payments received after termination; and (ii) insurance obligations under Contracts issued prior to August 10, 2005 arising from any Purchase Payments or other Payments made on or after August 10, 2005 and prior to termination (the "AGC Life Obligations"). The American Home guarantee is not limited in this way.



The Company expects that both the American Home and AGC Life guarantees will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the American Home guarantee would continue to be covered by the American Home guarantee, including obligations arising from Purchase Payments or other payments received after termination, until satisfied in full. After termination of the AGC Life guarantee, the AGC Life Obligations would continue to be covered by the AGC Life guarantee until satisfied in full.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc.



AGC Life Insurance Company is a stock life insurance company organized under the laws of Missouri on September 1, 1982. AGC Life's principal executive office is located at 458N American General Center, Nashville, TN 37250-0001. AGC Life is a holding company which is engaged primarily, through its subsidiaries, in a range of insurance and insurance related activities. AGC Life is an indirect, wholly owned subsidiary of American International Group, Inc.

SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 97 Divisions, 16 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

THE SERIES


The Separate Account has 16 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 16 Series (the five Portfolios and the 11 Funds) of the Trust.



The five "Portfolios" are funded by Series that operate differently from the other 11 "Series." You should carefully read the information described in "The Series" section of this prospectus. You can also find more information about the Portfolios in the Trust's prospectus.



The Trust offers Class I shares of these Series, without sales charges, to Separate Account D. The Trust may also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL.


We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.


For example, violation of the federal tax laws by one separate account investing in the Trust could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the Trust, if a material irreconcilable conflict arises among separate accounts. In such event, the Trust may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, the Trust's Board of Trustees and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.


We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of the Trust in which the available Divisions invest are as follows:

  Strategic Growth Portfolio                    Growth Fund
  Conservative Growth Portfolio                 Mid Cap Stock Fund
  Balanced Portfolio                            Small Cap Growth Fund
  Conservative Balanced Portfolio               International Growth Fund
  Flexible Income Portfolio                     Short Term Income Fund
  Equity Income Fund                            U.S. Government Securities Fund
  Growth & Income Fund                          Income Fund
  West Coast Equity Fund                        Money Market Fund


WM Advisors, Inc. is the investment advisor of each Series of the Trust. Capital Guardian Trust Company is the sub-advisor of the International Growth Fund. Salomon Brothers Asset Management, Inc., OppenheimerFunds, Inc. and Janus Capital Management LLC jointly sub-advise the Growth Fund. Delaware Management Company and Oberweis Asset Management, Inc. jointly sub-advise the Small Cap Growth Fund. WM Funds Distributor, Inc. is the distributor of shares of each Series of the Trust. None of these companies are affiliated with AGL.


Before selecting any Division, you should carefully read the Trust prospectus, which is attached at the end of this Prospectus. The Trust prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The Trust prospectus also provides detailed information about the Trust's allocation of the assets of each Portfolio among the other Series of the Trust and the WM High Yield Fund (the "Underlying Funds"), and about the predetermined investment limits and the diversification requirements of the Code that govern this allocation ("allocation limitations"). Each Portfolio will invest in different combinations of the Underlying Funds. AGL understands that the effect of the Portfolios' allocation limitations is that each Portfolio will allocate its assets to at least five of the Underlying Funds. AGL also understands that the effect of the Portfolios' voting procedures is that Owners will have the privilege of voting Portfolio shares and not Underlying Fund shares. (See "Voting Privileges.") Please refer to the Trust prospectus for more details.


Lower-rated fixed income securities, such as those in which the Equity Income, Growth & Income, Growth, Small Cap Growth, and Income Funds may invest, are subject to greater risk of loss of income and principal and generally subject to greater market fluctuations than investments in lower yielding fixed income securities. You should carefully read about these Funds in the Trust's prospectus and related SAI and consider your ability to assume the risks of making an investment in the Divisions which invest in them.



You may obtain additional copies of this Prospectus or the Trust's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus.


VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

     o    You, as the Owner, before the Annuity Commencement Date, and

     o    The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

     o    For each Owner before the Annuity Commencement Date, we will divide
          (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

     o    For each Annuitant or payee during the Annuity Period, we will divide
          (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

     o Shares for which we receive instructions, in accordance with those instructions, and

     o Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.


The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.


Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request before the end of the Guarantee Period.


We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")


If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.")


The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.



If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Fund Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.


CREDITING INTEREST

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

CONTRACT ISSUANCE AND PURCHASE PAYMENTS

As of August 1, 2002, no new Contracts will be issued; however, existing Contract Owners may continue to add to their existing Contracts. You may make purchase payments pursuant to employer sponsored plans only with our agreement.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. The minimum subsequent purchase payment is $100. We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Fund Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     o Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

     o Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.


We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.


The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.


The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.


FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     o Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

     o Your Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

     o You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

     o If a transfer causes your Account Value in any Division or the Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or the Guarantee Period in the same proportions as the transfer request.

     o You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

     o You may transfer no more than 25% of the Account Value you allocated to the Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers from the Guarantee period (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe in this prospectus, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:


     o    the amount we are to transfer under the plan,

     o the frequency of the transfers -- either monthly, quarterly, semi-annually, or annually, and

     o    the duration of the plan.


We may also offer certain "special automatic transfer plans" to Owners who:



     o    make new purchase payments, and


     o do not own another annuity contract which AGL, or any AGL affiliate, issued.


Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.



Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.


Transfers under any automatic transfer plan will:

     o    not count towards the 12 free transfers each Contract Year,

     o    not incur a $25 charge,

     o not be subject to the 25% limitation on transfers from the Guarantee Period, and

     o not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

     o    verification of the Contract number,

     o    verification of the identity of the caller,

     o    verification of both the Annuitant's and Owner's names, and

     o    a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.

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

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     o dilution in the value of Fund shares underlying investment options of other Contract Owners;

     o    interference with the efficient management of the Fund's portfolio;
          and

     o    increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

          o an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

          o exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.


The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.


In addition, Contract Owners incur a $25 charge for each transfer in excess of 12 each year.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:

     o your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

     o    minus any applicable Surrender Charge,

     o    minus any uncollected Contract Fee (see "Annual Contract Fee"), and

     o    minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.


See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.


We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.


FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.


We determine the amount of each monthly Variable Annuity Payment thereafter as follows:


     o We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

     o We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

     o If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

     o The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3.5%.

ANNUITY PAYMENT OPTIONS

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     o We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

     o We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION


You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:


     o where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

     o where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.


If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.



You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.


When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.


We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the SAI. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS


Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.


OPTION 1 - LIFE ANNUITY -- We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN -- We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY -- We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.


OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD -- We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.



Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.


OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT -- We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")


The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.


ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS -- In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

     o the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

     o the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

     o the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).

The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

     o the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);

     o the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

     o the "highest anniversary value" before the date of death, as defined below.


          The highest anniversary value before the date of death will be determined as follows:


          (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

          (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

          (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

          The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

     o    proof of the Owner's or Annuitant's death, and

     o a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

     o    We will distribute all amounts:

          (a)  within five years of the date of death, or

          (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

     o If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

     o If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.


Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.


DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:


     o    have all the remaining rights and powers under a Contract, and

     o    be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

     o    a certified death certificate;

     o a certified decree of a court of competent jurisdiction as to the finding of death;

     o a written statement by a medical doctor who attended the deceased at the time of death; or

     o    any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

     o    from purchase payment(s) when received;

     o    from the Owner's Account Value at the time annuity payments begin;

     o    from the amount of any partial withdrawal; or

     o from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:


                                                         SURRENDER CHARGE AS A
YEAR OF PURCHASE                                         PERCENTAGE OF PURCHASE
PAYMENT WITHDRAWAL                                       PAYMENT WITHDRAWN
------------------                                       ----------------------
1st                                                      7%
2nd                                                      6%
3rd                                                      5%
4th                                                      5%
5th                                                      4%
6th                                                      3%
7th                                                      2%
Thereafter                                               0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

     o    total surrender;

     o    partial withdrawal;

     o    commencement of an Annuity Payment Option; and

     o    termination due to insufficient Account Value.

The Surrender Charge will NOT apply to withdrawals in the following circumstances:

     o to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

     o upon death of the Annuitant, at any age, after the Annuity Commencement Date;

     o upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

     o upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

     o upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

     o    within the 30-day window under the One-Time Reinstatement Privilege;

     o if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

     o to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and

     o to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contact funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.

If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED AFTER OCTOBER 1, 1998 AND BEFORE FEBRUARY 15, 2000


If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.



If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will NOT apply to withdrawals in the following circumstances:


     o to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

     o to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED BEFORE OCTOBER 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

     o to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

     o to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

TRANSFER CHARGES


We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.


ANNUAL CONTRACT FEE


We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.


CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

     o    our actuarial estimate of mortality rates may prove erroneous,

     o    Annuitants will live longer than expected, and

     o more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE


If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.


This privilege is not available under Contracts purchased in Oregon.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

LONG-TERM CARE AND TERMINAL ILLNESS

THE RIDER WE DESCRIBE BELOW IS NOT AVAILABLE IN ALL STATES. YOU SHOULD ASK YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE TO TELL YOU IF IT APPLIES TO YOU. THERE IS NO SEPARATE CHARGE FOR THIS RIDER.

LONG-TERM CARE

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

TERMINAL ILLNESS

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.


We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.


If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.


Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")


REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

     o    reflect a change in the Separate Account or any Division;

     o    create new separate accounts;

     o operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

     o transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;

     o add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     o    add, restrict or remove Guarantee Periods of the Fixed Account;

     o    make any new Division available to you on a basis we determine;

     o substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

     o make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

     o commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

     o    make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     o the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

     o the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

     o    the SEC by order permits the delay for the protection of Owners.


We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.


FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax advisor before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax advisor on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisors to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons - that is, Owners such as corporations - are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

     o    the amount paid, by

     o the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.


In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.


In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     o    made on or after the recipient reaches age 59 1/2;

     o    made on account of the recipient's becoming disabled;

     o that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

     o that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the taxpayer or the joint life (or joint life expectancies) of the taxpayer and the Beneficiary, provided such payments are made for a minimum of 5 years or until the taxpayer attains age 59 1/2, whichever is later and the distribution method is not changed before the end of that period (except in the case of death, disability or pursuant to IRS regulations).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, for 2006, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $4,000 or 100% of the individual's earned income. If you are age 50 or older, the $4,000 limit increases to $5,000. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $8,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse (maximum $10,000 if both are age 50 or older). Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income of not more than $50,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $60,000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $50,000 and $60,000 the deduction is reduced (phased out) until it decreases to zero, based on the amount of income.



Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $75,000 and $85,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $4,000 or 100% of the individual's earned income ($5,000 if 50 or older), provided the couple's modified adjusted gross income is $150,000 or less. A portion of the contribution may be deducted if the modified adjusted gross income is between $150,000 to $160,000, and no deduction is allowed for modified adjusted gross income of $160,000 or more.


Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from (1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     o    annuities paid over a life or life expectancy;

     o    installments for a period of ten years or more; and

     o    required minimum distributions under section 401(a)(9) of the Code.


Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding if the amounts were from a tax-qualified plan.


Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or beneficiaries' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     o distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years or until the Annuitant attains age 59 1/2, whichever is later and the distribution method is not changed during that period (except in the case of death or disability or as allowed by IRS regulations);

     o distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

     o distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

     o distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

     o distributions for higher education expenses for the individual, a spouse, children, or grandchildren.


Generally, the Code requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from employment (retire). If you own a "traditional" IRA, you must begin taking distributions as noted above regardless of when you retire. This does not apply to "Roth" IRAs.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.


IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax advisor.



Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")


ROTH IRAS


Individuals may purchase a non-deductible IRA, known as a Roth IRA. For 2006, the maximum purchase payments for a Roth IRA is $4,000 per year (or $5,000 if you are 50 or older). This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $4,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs ($5,000 if you are 50 or older).


An individual may make a rollover contribution from a Traditional IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.


Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum and may be made for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.


SIMPLIFIED EMPLOYEE PENSION PLANS


Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employer may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $42,000 for 2006.



If you are 50 and older, additional contributions can be made to your SEP IRA, if certain conditions are met. The most that can be contributed is the lesser of $5,000 or your compensation for the year.

SIMPLE RETIREMENT ACCOUNTS


Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $10,000 for 2006 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.



If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SRA, if certain conditions are met. The most that can be contributed for 2006 is the lesser of $2,500 or your compensation for the year, reduced by your other elective deferrals for the year.


OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.


A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:


     o part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     o made after the employee's separation from service on account of early retirement after attaining age 55;

     o made to an alternate payee pursuant to a qualified domestic relations order;

     o distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

     o distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age 70 1/2 (or retires, if later). (See "Distributions from an IRA.")

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some IRA or 403(b) cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. In these cases only, you may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.


Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.


DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and WM Funds Distributor, Inc. permit affiliated broker-dealer firms, including our affiliated broker-dealer American General Securities Incorporated ("AGSI"), to offer the Contracts for sale. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI, WM Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliate of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. AGESC is also registered with the Securities and Exchange Commission and is a member of the NASD.

AGL offers the Contracts on a continuous basis. AGL and WM Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. WM Funds Distributor, Inc. also provides certain administrative services to AGL in connection with processing Contract applications.


AGL compensates WM Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.


AGL also has agreed to pay WM Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

SERVICE AGREEMENTS


American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.



We have entered into an arrangement with WM Advisors, Inc. to provide certain services and discharge certain obligations. Under the arrangement, WM Advisors, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Funds purchased by AGL at Contract Owners' instructions.


LEGAL MATTERS


We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners. On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, American General Equity Services Corporation ("AGESC"), and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b- 20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.



AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.



Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.



Subject to the receipt of permanent relief, Depositor, Registrant and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.


OTHER INFORMATION ON FILE


We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.



We will send you a Statement on request without charge. Its contents are as follows:



CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
General Information..........................................................  2
Regulation and Reserves......................................................  2


Services.....................................................................  3
Principal Underwriter........................................................  3
Annuity Payments.............................................................  4
     Gender of Annuitant.....................................................  4
     Misstatement of Age or Gender and Other Errors..........................  4




Financial Statements.........................................................  8

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                           WM STRATEGIC ASSET MANAGER

    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                        ANNUITY ADMINISTRATION DEPARTMENT

                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2006



This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 1, 2006, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the WM Variable Trust. You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Definitions."

                                TABLE OF CONTENTS


General Information............................................................................................2

Regulation and Reserves .......................................................................................2

Services.......................................................................................................3

Principal Underwriter..........................................................................................3

Annuity Payments...............................................................................................4
        Gender of Annuitant....................................................................................4
        Misstatement of Age or Gender and Other Errors.........................................................4

Change of Investment Adviser or Investment Policy..............................................................4

Financial Statements...........................................................................................8


                               GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.

                             REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

     o    benefit reserve requirements,

     o    adequacy of insurance company capital and surplus,

     o    various operational standards, and

     o    accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

     o    employee benefit regulation,

     o tax law changes affecting the taxation of insurance companies or of insurance products,

     o changes in the relative desirability of various personal investment vehicles, and

     o removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.



                                    SERVICES


AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AGL paid AGLC for these services $317,771,939, $329,659,308, and $299,019,857, respectively.


                              PRINCIPAL UNDERWRITER

American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC is registered with the Securities and Exchange Commission and is a member of the NASD. From November 1, 2000 until October 1, 2002, the underwriter was American General Distributors, Inc.

As principal underwriter, AGESC and the prior underwriter were not paid any fees on the Contracts and did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.

                                ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.










                                     EXPERTS


The financial statements included in this registration statement have been audited by PricewaterhouseCoopers LLP ("PWC"), independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere in this registration statement, and are included in reliance upon such reports of PWC given on the authority of such firm as experts in accounting and auditing. The address of PWC is 1201 Louisiana, 29th Floor, Houston, Texas 77002.


                              FINANCIAL STATEMENTS


You should consider the financial statements of AGL and American Home that we include in this SAI primarily as bearing on the ability of AGL and American Home to meet their respective obligations under the Contracts.

SEPARATE ACCOUNT FINANCIAL STATEMENTS

The statement of net assets as of December 31, 2005 and the related statements of operations and statements of changes in net assets for the year then ended of the Separate Account, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AGL FINANCIAL STATEMENTS

The consolidated balance sheet of AGL as of December 31, 2005 and 2004 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for the years then ended, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.


AMERICAN HOME ASSURANCE COMPANY FINANCIAL STATEMENTS


The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, are also presented in the Statement of Additional Information, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                  PricewaterhouseCoopers LLP

                                                  Suite 2900

                                                  1201 Louisiana St.

                                                  Houston TX 77002-5678

                                                  Telephone (713) 356 4000

            Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain non-traditional long-duration contracts in 2004.

As discussed in Note 17 to the financial statements, the Company has restated its financial statements as of December 31, 2004 and 2003 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
March 29, 2006

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                    December 31
                                                             -------------------------
                                                                 2005         2004
                                                             ------------ ------------
                                                                            (Restated)
                                                                  (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair
     value (amortized cost - $48,882,647 - 2005;
     $46,684,901--2004)..................................... $ 50,523,762 $ 49,439,233
   Fixed maturity securities, trading, at fair value
     (amortized cost - $148,276 - 2005; $8,946 - 2004)......      148,025       11,512
   Equity securities, available for sale, at fair value
     (cost - $33,457 - 2005; $48,038 - 2004)................       66,361       70,294
   Equity securities, trading, at fair value (cost - $1,000
     - 2005; $1,638 - 2004).................................        1,000        6,374
   Mortgage loans on real estate, net of allowance ($4,679
     - 2005; $4,964 - 2004).................................    3,694,210    3,324,940
   Policy loans.............................................    1,774,872    1,730,819
   Investment real estate...................................       35,595       37,730
   Partnerships.............................................    2,589,696    2,087,804
   Separate account seed money (cost - $64,000 - 2005;
     $39,758 - 2004)........................................       67,000       41,488
   Securities lending collateral............................   15,901,157   13,014,004
   Short-term investments...................................       84,220       62,913
   Derivative assets........................................       13,190       11,077
                                                             ------------ ------------
Total investments...........................................   74,899,088   69,838,188

Cash and cash equivalents...................................      222,192      257,224
Restricted Cash.............................................       17,705       18,647
Investment in ultimate Parent Company (cost - $8,597 in
  2005 and 2004)............................................       55,277       53,203
Notes receivable from affiliates............................      753,666      598,045
Indebtedness from affiliates................................           --       37,019
Accrued investment income...................................      722,214      705,590
Accounts receivable.........................................    1,123,440    1,098,251
Deferred policy acquisition costs/cost of insurance
  purchased.................................................    4,355,356    3,613,153
Other assets................................................      260,813      272,270
Assets held in separate accounts............................   27,162,510   25,537,215
                                                             ------------ ------------
Total assets................................................ $109,572,261 $102,028,805
                                                             ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                    December 31
                                                             -------------------------
                                                                 2005         2004
                                                             ------------ ------------
                                                                            (Restated)
                                                                  (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits................................... $ 10,343,640 $  9,152,754
   Policyholder contract deposits...........................   39,716,124   38,449,523
   Other policy claims and benefits payable.................      238,727      198,769
   Other policyholders' funds...............................    2,762,101    2,513,561
   Federal income taxes.....................................    1,404,000    1,447,288
   Indebtedness to affiliates...............................      234,563      258,953
   Securities lending payable...............................   15,901,157   13,014,004
   Other liabilities........................................    1,328,146    1,245,235
   Derivative liabilities...................................       66,081       57,647
   Liabilities related to separate accounts.................   27,162,510   25,537,215
                                                             ------------ ------------
Total liabilities...........................................   99,157,049   91,874,949

Minority interest...........................................      105,740      102,150

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares
     authorized, issued and outstanding.....................          850          850
   Common stock, $10 par value, 600,000 shares authorized,
     issued and outstanding.................................        6,000        6,000
   Additional paid-in capital...............................    3,627,638    3,619,068
   Accumulated other comprehensive income...................      909,440    1,443,524
   Retained earnings........................................    5,765,544    4,982,264
                                                             ------------ ------------
Total shareholder's equity..................................   10,309,472   10,051,706
                                                             ------------ ------------
Total liabilities, minority interest and shareholder's
  equity.................................................... $109,572,261 $102,028,805
                                                             ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                2005        2004        2003
                                                             ----------  ----------  ----------
                                                                         (Restated)  (Restated)
                                                                       (In Thousands)
Revenues:
   Premiums and other considerations........................ $2,782,785  $2,540,322  $2,362,951
   Net investment income....................................  3,633,886   3,485,349   3,140,035
   Net realized investment gain (losses)....................    (52,851)    (63,437)    (27,902)
   Other....................................................    315,008     288,640     172,763
                                                             ----------  ----------  ----------
Total revenues..............................................  6,678,828   6,250,874   5,647,847
                                                             ----------  ----------  ----------
Benefits and expenses:
   Policyholders' benefits..................................  1,782,042   1,650,664   1,539,035
   Interest credited........................................  2,163,035   2,063,646   2,039,015
   Operating costs and expenses.............................  1,129,210   1,069,054     897,304
                                                             ----------  ----------  ----------
Total benefits and expenses.................................  5,074,287   4,783,364   4,475,354
                                                             ----------  ----------  ----------
Income before income tax expense............................  1,604,541   1,467,510   1,172,493
                                                             ----------  ----------  ----------
Income tax expense:
   Current..................................................    243,542     124,643     252,425
   Deferred.................................................    137,039     267,475      30,199
                                                             ----------  ----------  ----------
Total income tax expense....................................    380,581     392,118     282,624
                                                             ----------  ----------  ----------
Net income before cumulative effect of accounting change....  1,223,960   1,075,392     889,869

Cumulative effect of accounting change, net of tax..........         --     (16,859)         --
                                                             ----------  ----------  ----------
Net income.................................................. $1,223,960  $1,058,533  $  889,869
                                                             ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                    Year ended December 31
                                                             ------------------------------------
                                                                 2005         2004        2003
                                                             -----------  -----------  ----------
                                                                           (Restated)  (Restated)
                                                                        (In Thousands)
Preferred stock:
   Balance at beginning and end of year..................... $       850  $       850  $      850
                                                             -----------  -----------  ----------
Common stock:
   Balance at beginning and end of year.....................       6,000        6,000       6,000
                                                             -----------  -----------  ----------
Additional paid-in capital:
   Balance at beginning of year, as previously reported.....   3,619,068    3,503,978   3,167,462
   Adjustments (See Note 17)................................          --           --      (4,779)
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   3,619,068    3,503,978   3,162,683
   Capital contribution from Parent Company.................       8,570      115,090     341,295
                                                             -----------  -----------  ----------
Balance at end of year......................................   3,627,638    3,619,068   3,503,978

Accumulated other comprehensive income:
   Balance at beginning of year, as previously reported.....   1,443,524    1,116,855     736,299
   Adjustments (See Note 17)................................          --           --     (59,514)
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   1,443,524    1,116,855     676,785
   Other comprehensive income (loss)........................    (534,084)     326,669     440,070
                                                             -----------  -----------  ----------
Balance at end of year......................................     909,440    1,443,524   1,116,855

Retained earnings:
   Balance at beginning of year, as previously reported.....   4,982,264    4,224,411   3,289,151
   Adjustments (See Note 17)................................          --           --      46,071
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   4,982,264    4,224,411   3,335,222
   Net income...............................................   1,223,960    1,058,533     889,869
   Dividends paid...........................................    (440,680)    (300,680)       (680)
                                                             -----------  -----------  ----------
Balance at end of year......................................   5,765,544    4,982,264   4,224,411
                                                             -----------  -----------  ----------
Total shareholder's equity.................................. $10,309,472  $10,051,706  $8,852,095
                                                             ===========  ===========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                                2005        2004       2003
                                                             ----------  ---------- ----------
                                                                         (Restated) (Restated)
                                                                      (In Thousands)
Net income.................................................. $1,223,960  $1,058,533 $  889,869
Other comprehensive income (loss):
   Gross change in unrealized gains (losses) on securities,
     after tax (pretax: 2005 - $(599,075); 2004 - $461,126;
     2003 - $602,337).......................................   (582,077)    299,732    391,519
   Reclassification adjustment for (gains) losses included
     in net income..........................................     47,993      26,937     48,551
                                                             ----------  ---------- ----------
   Other comprehensive income (loss)........................   (534,084)    326,669    440,070
                                                             ----------  ---------- ----------
Comprehensive income........................................ $  689,876  $1,385,202 $1,329,939
                                                             ==========  ========== ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                      2005          2004          2003
                                                                  ------------  ------------  ------------
                                                                                 (Restated)    (Restated)
                                                                               (In Thousands)
Operating activities
Net income....................................................... $  1,223,960  $  1,058,533  $    889,869
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Cumulative effect of accounting change, net of tax............           --        16,859            --
   Interest credited on policyholder contracts...................    2,163,035     2,063,646     2,039,015
   Change in accounts receivable.................................      (35,189)      (74,800)     (155,662)
   Change in future policy benefits and other policy claims......     (335,380)   (1,003,487)      210,769
   Amortization of policy acquisition costs and cost of
     insurance purchased.........................................      388,103       320,443       287,848
   Policy acquisition costs deferred.............................     (854,609)     (732,410)     (603,239)
   Change in other policyholders' funds..........................      248,538       308,794       339,326
   Provision for deferred income tax expense.....................      160,107       250,746       222,196
   Depreciation and amortization, including premiums and
     discounts...................................................      188,160       193,670       170,474
   Change in indebtedness to (from) affiliates...................     (142,992)     (181,863)      320,652
   Change in trading securities..................................     (131,000)       51,067       (68,953)
   Change in restricted cash.....................................          942        70,134       (88,781)
   Realized investments (gains) losses...........................       52,851        63,437       286,267
   Other, net....................................................       59,664        64,984       714,462
                                                                  ------------  ------------  ------------
Net cash provided by operating activities........................    2,986,190     2,469,753     4,564,243

Investing activities
Purchases of:
   Fixed maturity and equity securities..........................  (31,593,646)  (27,390,556)  (35,155,231)
   Mortgage loans on real estate.................................     (778,836)     (691,747)     (443,541)
   Other investments.............................................  (21,836,745)  (18,188,518)  (14,902,823)
Sales of:
   Fixed maturity and equity securities..........................   26,780,200    26,942,747    29,702,380
   Other investments.............................................   20,861,183    12,915,557    13,862,846
Redemptions and maturities of:
   Fixed maturity and equity securities..........................    2,892,484     1,735,026     1,792,981
   Mortgage loans on real estate.................................      412,603       307,711       291,851
Sales and purchases of property, equipment, and software, net....       12,425         9,648    (1,056,323)
Change in securities lending collateral..........................   (2,887,153)   (5,765,710)   (1,738,088)
                                                                  ------------  ------------  ------------
Net cash used in investing activities............................   (6,137,485)  (10,125,842)   (7,645,948)

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                                                                 2005         2004         2003
                                                             -----------  -----------  -----------
                                                                           (Restated)   (Restated)
                                                                         (In Thousands)
Financing activities
Net policyholder account deposits...........................   4,948,706    7,332,833    6,780,518
Net policyholder account withdrawals........................  (4,278,916)  (5,296,849)  (5,574,250)
Dividends paid..............................................    (440,680)    (300,680)        (680)
Capital contribution from parent............................          --      115,090      341,295
Change in securities lending payable........................   2,887,153    5,765,710    1,738,088
                                                             -----------  -----------  -----------
Net cash provided by financing activities...................   3,116,263    7,616,104    3,284,971
                                                             -----------  -----------  -----------
Increase (decrease) in cash.................................     (35,032)     (39,985)     203,266
Cash and cash equivalents at beginning of year..............     257,224      297,209       93,943
                                                             -----------  -----------  -----------
Cash and cash equivalents at end of year.................... $   222,192  $   257,224  $   297,209
                                                             ===========  ===========  ===========

Interest paid amounted to approximately $44,952,000, $47,709,000 and $11,298,000 in 2005, 2004 and 2003, respectively. Income taxes paid amounted to approximately $121,904,000, $208,397,000 and $240,802,000 in 2005, 2004 and
2003, respectively.

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2005

1. Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. Effective March 31, 2003, AGL merged with it's affiliate Old Line Life Insurance Company ("Old Line") and became the surviving entity. Effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying consolidated financial statements include the financial position, operating results, and cash flows of The Franklin, AMFLIC, All American, Old Line and exclude AGNY.

Effective December 20, 2004, AGL merged with its wholly owned subsidiary, American General International Investments, Inc. ("AGII"), and became the surviving entity. The financial position, operating results and cash flows of AGII have historically been included in the consolidated financial statements of AGL.

The Company operates through two divisions: Life Insurance and Retirement Services. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance Division, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGES's wholly owned broker-dealer subsidiary American General Securities Incorporated ("AGSI"), also provides support services to certain affiliated insurance companies. The Retirement Services Division includes the results of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

                    American General Life Insurance Company

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

We have reclassified certain amounts in our 2004 and 2003 consolidated financial statements to conform to the 2005 presentation. The reclassifications included the presentation of changes in "Securities Lending Collateral" and "Securities Lending Payable" separately as Investing Activities and Financing Activities, respectively, in the Statements of Cash Flows. None of these reclassifications had an effect on consolidated earnings, shareholder's equity or cash flows.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2005.

                    American General Life Insurance Company

2.2 Statutory Accounting (continued)

Statutory net income, capital and surplus of the Company at December 31 is as follows:

                                                  2005       2004       2003
                                               ---------- ---------- ----------
                                                        (In Thousands)
Statutory net income.......................... $  637,973 $  567,253 $  134,370
Statutory capital and surplus................. $5,010,153 $4,705,497 $4,066,448

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

                    American General Life Insurance Company

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Fixed Maturity and Equity Securities

Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2005 and 2004. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

                    American General Life Insurance Company

2.4 Investments (continued)

Fixed maturity and equity securities classified as trading securities are carried at market value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently.

The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
(ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

2.4 Investments (continued)

Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships

Partnerships consist primarily of limited partnerships investments and other investments not classified elsewhere herein. Included in partnerships are preferred equity investments in partially owned companies. The cost method partnerships are investments in which the Company holds less than a five percent interest. They are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Equity method partnerships are investments in which the Company holds a five percent or more interest and are carried at net asset value. The changes in such net asset values are recorded in earnings through net investment income.

As part of the consolidation of Castle Trust (see Note 9), included in partnerships is an investment in commercial aircraft totaling $935.1 million, net of accumulated depreciation of $117.9 million. These aircraft are recorded at cost and depreciated on a straight-line basis over their estimated lives of 25 years from the date of manufacture, to a residual value that is 15 percent of the Castle Trust cost. Total depreciation expense for the years ended December 31, 2005 and 2004 were $52.7 million and $51.3 million, respectively.

                    American General Life Insurance Company

2.4 Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statements of income.

Dollar Roll Agreements

Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheets in other liabilities.

At December 31, 2005 and 2004, the Company had no dollar roll agreements outstanding.

2.5 Separate Accounts

Separate Account assets and liabilities represent funds that are separately administered for Variable Annuities and Variable Universal Life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Therefore, the Company's liability for these

                    American General Life Insurance Company

2.5 Separate Accounts (continued)

accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the

                    American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable life products, the assumption for the long-term growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

DPAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                    American General Life Insurance Company

2.7 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                           2005        2004
                                                        ----------- -----------
                                                                    (Restated)
                                                            (In Thousands)
Future policy benefits:
   Ordinary life....................................... $ 4,852,453 $ 4,553,987
   Group life..........................................      25,760      26,346
   Life contingent group annuities.....................      85,565      89,228
   Life contingent annuities...........................   4,737,550   3,744,591
   Terminal funding....................................     397,630     401,444
   Accident and health.................................     244,682     337,158
                                                        ----------- -----------
Total.................................................. $10,343,640 $ 9,152,754
                                                        =========== ===========
Policyholder contract deposits:
   Annuities........................................... $33,228,804 $32,463,764
   Corporate-owned life insurance......................     373,848     376,478
   Universal life......................................   6,113,472   5,609,281
                                                        ----------- -----------
Total.................................................. $39,716,124 $38,449,523
                                                        =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 9.45 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 14.0 percent, grading to zero over a

                    American General Life Insurance Company

2.7 Policy and Contract Claims Reserves (continued)

period of 0 to 20 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2005 was 5.39 percent.

2.8 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statements of income.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

                    American General Life Insurance Company

2.9 Premium Recognition (continued)

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Reinsurance

The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. These limits were increased from lower amounts on June 1, 2005. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 2 percent of life insurance in force at December 31, 2005.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $56.4 million, $60.8 million and $67.9 million in 2005, 2004 and 2003, respectively, and were included in policyholders' benefits.

                    American General Life Insurance Company

2.12 Income Taxes

For the tax years ending December 31, 2005, 2004 and 2003, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and tax credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.13 Derivatives

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer or trader in derivative instruments.

Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, S&P 500 index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds).

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see
Note 11). The Company carries all

                    American General Life Insurance Company

2.13 Derivatives (continued)

derivatives in the consolidated balance sheet at fair value. Changes in the fair value of derivatives are reported in realized investment gains and losses.

2.14 Recently Issued Accounting Standards

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

The following VIE activities are not consolidated by the Company under FIN46R:

     i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

     ii. The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

In March 2005, FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a variable interest entity ("VIE") or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The Company adopted FSP FIN46R-5 in the second quarter of 2005. The adoption of FSP FIN46R-5 did not have a material effect on the Company's financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $16.9 million to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. In April 2005, the SEC delayed the effective date for FAS 123R until the first fiscal year beginning after June 15, 2005. As a result, AIG expects to adopt the provisions of the revised FAS 123R and its related interpretive guidance in the first quarter of 2006. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's financial condition or results of operations.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

At the March meeting, the Emerging Issue Task Force "EITF" reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

On December 16, 2004, the FASB issued Statement No. 153, "Exchanges of Nonmonetary Assets--An Amendment of APB Opinion No. 29" ("FAS 153"). FAS 153 amends APB Opinion No. 29, "Accounting for Nonmonetary Transactions". The amendments made by FAS 153 are based on the principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. Further, the amendments eliminate the narrow exception for nonmonetary exchanges of similar productive assets and replace it with a broader exception for exchanges of nonmonetary assets that do not have "commercial substance." Previously, APB Opinion No. 29 required that the accounting for an exchange of a productive asset for a similar productive asset or an equivalent interest in the same or similar productive asset should be based on the recorded amount of the asset relinquished. The provisions in FAS 153 are effective for nonmonetary asset exchanges beginning July 1, 2005. The adoption of FAS 153 did not have a material effect on the Company's financial condition or results of operations.

On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning
January 1, 2006.

At the June 2005 meeting, the EITF reached a consensus with respect to Issue
No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what

                    American General Life Insurance Company
rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue is effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue is effective beginning January 1, 2006. The Company is currently assessing the effect of adopting this EITF Issue.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

                    American General Life Insurance Company

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"), an amendment of SFAS 140 and SFAS
133. SFAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under SFAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. SFAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of a company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued. The Company has elected to early adopt SFAS 155 effective January 1, 2006. Adoption of SFAS 155 is not expected to have a material effect on the Company's consolidated financial condition or results of operation.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                                 2005       2004       2003
                                              ---------- ---------- ----------
                                                         (Restated) (Restated)
                                                       (In Thousands)
Investment income:
   Fixed maturities.......................... $3,265,962 $3,101,785 $2,859,528
   Equity securities.........................      3,435      8,070     13,148
   Mortgage loans on real estate.............    273,270    229,921    237,745
   Investment real estate....................      9,903     10,265      8,229
   Policy loans..............................    100,787     99,421    105,214
   Other long-term investments...............     32,396     82,767    (57,083)
   Short-term investments....................     28,263     16,697     18,431
                                              ---------- ---------- ----------
Gross investment income......................  3,714,016  3,548,926  3,185,212
Investment expenses..........................     80,130     63,577     45,177
                                              ---------- ---------- ----------
Net investment income........................ $3,633,886 $3,485,349 $3,140,035
                                              ========== ========== ==========

The carrying value of investments that produced no investment income during 2005 was less than 0.3 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

During 2005, 2004 and 2003, investment income from other long-term investments is primarily related to gains or losses associated with various partnership interests.

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                  2005       2004       2003
                                               ---------  ---------- ----------
                                                          (Restated) (Restated)
                                                        (In Thousands)
Fixed maturities:
   Gross gains................................ $ 204,217  $ 270,273  $ 495,550
   Gross losses...............................  (329,543)  (256,398)  (510,749)
                                               ---------  ---------  ---------
Total fixed maturities........................  (125,326)    13,875    (15,199)
Equity securities.............................    36,727      7,041      2,914
Partnerships..................................    (4,464)   (20,818)    26,358
Derivatives...................................     5,162    (31,852)   (46,583)
Other.........................................    35,050    (31,683)     4,608
                                               ---------  ---------  ---------
Net realized investment gains (losses) before
  tax.........................................   (52,851)   (63,437)   (27,902)
Income tax benefit............................   (18,498)   (22,203)    (9,766)
                                               ---------  ---------  ---------
Net realized investment gains (losses) after
  tax......................................... $ (34,353) $ (41,234) $ (18,136)
                                               =========  =========  =========

During 2005, 2004 and 2003, the Company's realized losses included write-downs of $121.6 million, $63.1 million (restated) and $291.7 million (restated), respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

                         Less than 12 Months     12 Months or More           Total
                        ---------------------- --------------------- ----------------------
                                                  (In Thousands)
                           Fair     Unrealized   Fair     Unrealized    Fair     Unrealized
                           Value      Losses     Value      Losses      Value      Losses
                        ----------- ---------- ---------- ---------- ----------- ----------
Fixed maturity
  securities........... $15,162,414  $335,958  $1,061,524  $61,193   $16,223,938  $397,151
Equity securities......       2,794       172       1,742    1,476         4,536     1,648
                        -----------  --------  ----------  -------   -----------  --------
   Total............... $15,165,208  $336,130  $1,063,266  $62,669   $16,228,474  $398,799
                        ===========  ========  ==========  =======   ===========  ========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2005 and 2004 were as follows:

                                                            Gross      Gross
                                               Amortized  Unrealized Unrealized    Fair
                                                 Cost        Gain       Loss       Value
                                              ----------- ---------- ---------- -----------
                                                             (In Thousands)
December 31, 2005
-----------------
Fixed maturity securities:
   Corporate securities:.....................
       Investment-grade...................... $28,425,624 $1,510,483 $(156,438) $29,779,669
       Below investment-grade................   3,504,754    145,856   (79,454)   3,571,156
   Mortgage-backed securities................  12,632,632    113,801  (127,981)  12,618,452
   U.S. government obligations...............     175,470     34,052      (677)     208,845
   Foreign governments.......................     750,686     93,689    (6,565)     837,810
   State and political subdivisions..........   3,256,136    125,314   (24,311)   3,357,139
   Collateralized bonds......................      83,537      1,875    (1,725)      83,687
   Redeemable preferred stocks...............      53,808     13,196        --       67,004
                                              ----------- ---------- ---------  -----------
Total fixed maturity securities.............. $48,882,647 $2,038,266 $(397,151) $50,523,762
                                              =========== ========== =========  ===========
Equity securities............................ $    33,457 $   34,552 $  (1,648) $    66,361
                                              =========== ========== =========  ===========
Separate account seed money.................. $    64,000 $    3,000 $      --  $    67,000
                                              =========== ========== =========  ===========
Investment in ultimate Parent Company........ $     8,597 $   46,680 $      --  $    55,277
                                              =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                                                           Gross      Gross
                                                              Amortized  Unrealized Unrealized    Fair
                                                                Cost        Gain       Loss       Value
                                                             ----------- ---------- ---------- -----------
                                                                               Restated
                                                                            (In Thousands)
December 31, 2004
-----------------
Fixed maturity securities:
   Corporate securities:....................................
       Investment-grade..................................... $27,204,193 $2,139,206 $ (63,416) $29,279,983
       Below investment-grade...............................   2,979,378    209,999   (31,897)   3,157,480
   Mortgage-backed securities...............................  12,575,337    296,349   (38,749)  12,832,937
   U.S. government obligations..............................     214,984     31,887      (834)     246,037
   Foreign governments......................................     411,263     46,495      (207)     457,551
   State and political subdivisions.........................   3,188,957    184,295   (24,610)   3,348,642
   Collateralized bonds.....................................      59,077        160    (2,798)      56,439
   Redeemable preferred stocks..............................      51,712      9,055      (603)      60,164
                                                             ----------- ---------- ---------  -----------
Total fixed maturity securities............................. $46,684,901 $2,917,446 $(163,114) $49,439,233
                                                             =========== ========== =========  ===========
Equity securities........................................... $    48,038 $   24,776 $  (2,520) $    70,294
                                                             =========== ========== =========  ===========
Separate account seed money................................. $    39,758 $    1,735 $      (5) $    41,488
                                                             =========== ========== =========  ===========
Investment in ultimate Parent Company....................... $     8,597 $   44,606 $      --  $    53,203
                                                             =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholder's equity at December 31, 2005 were as follows:

                                                                2005        2004        2003
                                                             ----------  ----------  ----------
                                                                         (Restated)  (Restated)
                                                                       (In Thousands)
Gross unrealized gains...................................... $2,122,498  $2,988,563  $2,635,838
Gross unrealized losses.....................................   (398,799)   (165,639)   (371,145)
DPAC and other fair value adjustments.......................   (316,972)   (587,095)   (537,304)
Deferred federal income taxes...............................   (497,287)   (792,305)   (610,534)
                                                             ----------  ----------  ----------
Net unrealized gains on securities.......................... $  909,440  $1,443,524  $1,116,855
                                                             ==========  ==========  ==========

The contractual maturities of fixed maturity securities at December 31, 2005 were as follows:

                                                                                  2005
                                                                         -----------------------
                                                                          Amortized    Market
                                                                            Cost       Value
                                                                         ----------- -----------
                                                                             (In Thousands)
Fixed maturity securities, excluding mortgage-backed securities:
   Due in one year or less.............................................. $   846,359 $   858,504
   Due after one year through five years................................   4,130,131   4,329,861
   Due after five years through ten years...............................  11,538,141  11,863,561
   Due after ten years..................................................  19,735,384  20,853,384
Mortgage-backed securities..............................................  12,632,632  12,618,452
                                                                         ----------- -----------
Total fixed maturity securities......................................... $48,882,647 $50,523,762
                                                                         =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $29.5 billion, $28.7 billion and $31.5 billion, during 2005, 2004 and 2003, respectively.

At December 31, 2005, $46.3 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2005 and 2004:

                                       Outstanding   Percent of     Percent
                                         Amount        Total     Nonperforming
                                      -------------  ----------  -------------
                                      (In Millions)
December 31, 2005
Geographic distribution:
   South Atlantic....................        $  862        23.3%           0.0%
   Pacific...........................           722        19.5            0.0
   Mid-Atlantic......................           854        23.1            0.0
   East North Central................           395        10.7            8.9
   Mountain..........................           130         3.5            0.0
   West South Central................           235         6.4            0.0
   East South Central................           202         5.5            0.0
   West North Central................           105         2.8           21.6
   New England.......................           172         4.7            0.0
   Canada............................            22          .6            0.0
Allowance for losses.................            (5)       (0.1)           0.0
                                             ------       -----
Total................................        $3,694       100.0%           2.1%
                                             ======       =====
Property type:
   Office............................        $1,437        38.9%           5.6%
   Retail............................         1,044        28.3            0.2
   Industrial........................           426        11.4            0.0
   Apartments........................           520        14.1            0.0
   Hotel/motel.......................            66         1.8            0.0
   Other.............................           206         5.6            0.0
Allowance for losses.................            (5)       (0.1)           0.0
                                             ------       -----
Total................................        $3,694       100.0%           2.1%
                                             ======       =====

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                       Outstanding   Percent of     Percent
                                         Amount        Total     Nonperforming
                                      -------------  ----------  -------------
(Restated)
                                      (In Millions)
December 31, 2004
Geographic distribution:
   South Atlantic....................        $  741        22.3%           0.0%
   Pacific...........................           572        17.2            0.0
   Mid-Atlantic......................           681        20.5            2.1
   East North Central................           391        11.8            7.5
   Mountain..........................           174         5.2            0.0
   West South Central................           227         6.8            0.0
   East South Central................           246         7.4            0.0
   West North Central................           105         3.2           10.4
   New England.......................           170         5.1            0.0
   Canada............................            23         0.7            0.0
Allowance for losses.................            (5)       (0.2)           0.0
                                             ------       -----
Total................................        $3,325       100.0%           1.6%
                                             ======       =====
Property type:
   Office............................        $1,295        38.9            3.5%
   Retail............................           952        28.6            0.0
   Industrial........................           419        12.6            0.0
   Apartments........................           425        12.8            0.0
   Hotel/motel.......................            54         1.6           15.4
   Other.............................           185         5.6            0.0
Allowance for losses.................            (5)       (0.1)           0.0
                                             ------       -----
Total................................        $3,325         100%           1.6%
                                             ======       =====

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                                2005        2004        2003
                                                             ----------  ----------  ----------
                                                                         (Restated)  (Restated)
                                                                       (In Thousands)
Balance at January 1........................................ $3,288,233  $2,933,067  $2,779,562
   Capitalization...........................................    854,609     728,087     598,665
   Accretion of interest/amortization.......................   (377,957)   (280,198)   (327,341)
   Effect of unrealized (gains) losses on securities........    259,223     (80,598)   (131,753)
   Effect of realized (gains) losses on securities..........     (4,650)    (12,125)     13,934
                                                             ----------  ----------  ----------
Balance at December 31...................................... $4,019,457  $3,288,233  $2,933,067
                                                             ==========  ==========  ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2005, DAC amortization was increased by $16 million due to the unlocking of future assumptions on variable universal life products to reflect a refinement of assumptions made necessary due to shifting product mix.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31, were as follows:

                                                               2005      2004      2003
                                                             --------  --------  --------
                                                                    (In Thousands)
Balance at January 1........................................ $324,920  $338,520  $351,600
   Deferral of renewal commissions..........................        0     3,623     5,274
   Accretion of interest/amortization.......................   (9,561)  (30,316)   15,612
   Effect of unrealized (gains) losses on securities........   23,672    12,725   (33,966)
   Effect of realized (gains) losses on securities..........   (3,132)      368        --
                                                             --------  --------  --------
Balance at December 31...................................... $335,899  $324,920  $338,520
                                                             ========  ========  ========

During 2003, the Company reduced their CIP amortization by $34 million primarily due to improved mortality. CIP amortization expected to be recorded in each of the next five years is $15.3 million, $12.8 million, $12.2 million, $11.2 million, and $8.8 million, respectively.

                    American General Life Insurance Company

5. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure as of December 31, 2005 were as follows:

                                                          2005         2004
                                                      -----------  -----------
Return of Net Deposits Plus a Minimum Return                (In Millions)
Account value........................................ $   45, 297  $    43,750
Net amount at risk /(a)/.............................       1,801        2,199
Average attained age of contract holders.............          54           54
Range of guaranteed minimum return rates.............  0.00%-3.00%  0.00%-3.00%

   /(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                                  2005   2004
                                                                  ----   ----
                                                                  (In Millions)
Balance at January 1 /(b)/....................................... $ 10   $ 13
Guaranteed benefits incurred.....................................    5      8
Guaranteed benefits paid.........................................   (8)   (11)
                                                                   ----   ----
Balance at December 31........................................... $  7   $ 10
                                                                   ====   ====

   /(b)/ Included in the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and December 31, 2004:

  . Data used was 1,000 stochastically generated investment performance scenarios.

  .   Mean investment performance assumption was 10%.

  .   Volatility assumption was 16%.

  .   Mortality was assumed to be 70% to 87.5% of the 1983a table.

  .   Lapse rates vary by contract type and duration and range from 5% to 25%.

  .   The discount rate was 3% to 8%.

                    American General Life Insurance Company

6. Other Assets

Other assets consisted of the following:

                                                              December 31
                                                             2005     2004
                                                           -------- --------
                                                            (In Thousands)
Goodwill.................................................. $ 39,765 $ 39,780
Computer software, net....................................   96,184  104,114
Accounts receivable from brokers, net.....................   14,582   29,437
Prepaid expenses..........................................   39,304   36,605
Property and equipment, net...............................   45,366   49,594
Other.....................................................   25,612   12,740
                                                           -------- --------
Total other assets........................................ $260,813 $272,270
                                                           ======== ========

7. Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $180.4 million in restructuring costs. Of the total restructuring charges, approximately $177.2 million has been paid as of December 31, 2005. The remaining balance has been released during 2005.

8. Federal Income Taxes

8.1 Tax Liabilities

Income tax liabilities were as follows:

                                                           December 31
                                                         2005       2004
                                                      ---------- ----------
                                                                 (Restated)
                                                          (In Thousands)
Current tax receivables.............................. $   14,032 $  (98,435)
Net deferred tax liabilities.........................  1,389,968  1,545,723
                                                      ---------- ----------
   Income tax payable................................ $1,404,000 $1,447,288
                                                      ========== ==========

                    American General Life Insurance Company

8.1 Tax Liabilities (continued)

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                         2005        2004
                                                      ----------  ----------
                                                                  (Restated)
                                                          (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs................. $1,236,446  $  997,168
   Basis differential of investments.................    215,648     280,839
   Net unrealized gains on debt and equity
     securities available for sale...................    497,287     792,305
   Capitalized EDP...................................     24,144      26,599
   Prepaid expenses..................................     12,814      12,803
   Other.............................................    143,258      54,548
                                                      ----------  ----------
Total deferred tax liabilities.......................  2,129,597   2,164,262

Deferred tax assets applicable to:
   Policy reserves...................................   (713,177)   (581,827)
   Other.............................................    (26,452)    (36,712)
                                                      ----------  ----------
Total deferred tax assets............................   (739,629)   (618,539)
                                                      ----------  ----------
Net deferred tax liabilities......................... $1,389,968  $1,545,723
                                                      ==========  ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2004, the Company had approximately $382 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. During 2005, the Company distributed cash dividends in excess of $382 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

                    American General Life Insurance Company

8.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                                2005       2004        2003
                                                             ---------  ----------  ----------
                                                                        (Restated)  (Restated)
                                                                       (In Thousands)
Income tax at statutory percentage of GAAP pretax income.... $ 561,589    $513,629    $410,373
Non-conventional fuel source credits........................  (142,767)    (96,202)    (93,655)
Dividends received deduction................................   (28,583)    (19,828)    (18,632)
Prior year corrections......................................   (10,989)     (8,241)     (3,225)
Other credits, taxes and settlements........................     1,331       2,760     (12,237)
                                                             ---------    --------    --------
Income tax expense.......................................... $ 380,581    $392,118    $282,624
                                                             =========    ========    ========

For the tax years ending December 31, 2005, 2004 and 2003, the Company was included in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

9. Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                                              December 31, 2005    December 31, 2004
                                                             -------------------- --------------------
                                                             Par Value Book Value Par Value Book Value
                                                             --------- ---------- --------- ----------
                                                                          (In Thousands)
American General Corporation, 9.375%, due 2008.............. $  4,725   $  4,091  $  4,725   $  3,932
Transatlantic Holdings Inc., Promissory notes, 5.75%, due
  2015......................................................  164,000    163,202        --         --
AGC Life, Promissory notes, 5.02%, due 2010.................  116,000    116,000   116,000    116,000
American General Corporation, Promissory notes, 4.79%, due
  2006......................................................  415,000    415,000   415,000    415,000
Castle Trust 2, Asset backed notes, 5.26%, due 2026.........   41,453     41,449    45,990     46,971
Castle Trust 2, Asset backed notes, 8.26%, due 2026.........   13,929     13,924    14,497     16,142
                                                             --------   --------  --------   --------
Total notes receivable from affiliates...................... $755,107   $753,666  $596,212   $598,045
                                                             ========   ========  ========   ========

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $66.9 million, $67.5 million and $54.4 million for such services in 2005, 2004 and 2003, respectively. Accounts payable for such services at December 31, 2005 and 2004 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries.

The Company received approximately $329.2 million, $337.0 million and $311.4 million for such services and rent in 2005, 2004 and 2003, respectively. Accounts receivable for rent and services at December 31, 2005 and 2004 were not material.

                    American General Life Insurance Company

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II LP ("Castle Trust 2") for $116,558,398. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from Ambler Holding Corp, a wholly-owned subsidiary of the Company's affiliate AIG Financial Products, all of its Class D membership interests in Spicer Energy II LLC ("Spicer") for a purchase price of $86,100,234. As a result, the Company's Class D interest represents 25.3% of the equity in Spicer's three synfuel facilities. The Company's investment in Spicer is reported in partnerships on the consolidated balance sheet.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $345,000 at December 31, 2005 and $295,000 at December 31, 2004. The Company believes the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance (the

                    American General Life Insurance Company

Department). In early 2005, the Company discussed this Cut-through Agreement with the Department and it was agreed that the reserve established under these contracts would not exceed $300 million without the consent of the Department. As of December 31, 2005, the reserves recorded by AIGC, related to these contracts, totaled $231 million. The Company believes the probability of loss under this agreement is remote.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements for the years ending December 31, 2005, 2004 and 2003.

10. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                    American General Life Insurance Company

11. Derivative Financial Instruments

11.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to swaps, currency swaps, S&P 500 index options and treasury note and U.S. long bond futures as economic hedges of certain financial assets and liabilities as follows:

Derivative Instrument                  Economically Hedged Item
---------------------                  -------------------------------------
Interest rate and currency swaps       Private placement bonds
S&P index options                      Equity-indexed policy liabilities on
                                         certain universal life and annuity
                                         policies
Treasury note and long bond futures    Bonds purchased for short-term
                                         (trading) purposes

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter (OTC)- traded S&P 500 index options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

11.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

                    American General Life Insurance Company

11.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                       2005      2004
                                                      ------  ----------
                                                              (Restated)
                                                         (In Millions)
Interest rate swap agreements:
   Notional amount................................... $1,320      $1,419
   Fair value........................................     (6)          4
Currency swap agreements:
   Notional amount...................................    602         360
   Fair Value........................................    (57)        (58)

                    American General Life Insurance Company

11.4 Index Options

S&P 500 index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows:

                                                       2005           2004
                                                  -------------- --------------
                                                           Fair           Fair
                                                  Notional Value Notional Value
                                                  -------- ----- -------- -----
                                                          (In Millions)
Calls:
   One-year (or less) contracts..................     $310   $10     $100    $6
   Two-year contracts............................       32     3       13     1

11.5 Futures

The Company purchases and sells short futures (treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All such positions are closed out each quarter-end with mark to market adjustments recognized currently in earnings.

12. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

                    American General Life Insurance Company

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                               2005               2004
                                         ---------------- ---------------------
                                          Fair   Carrying    Fair     Carrying
                                          Value   Amount    Value      Amount
                                         ------- -------- ---------- ----------
                                                          (Restated) (Restated)
                                                     (In Millions)
Assets
Fixed maturity and equity securities.... $50,739 $50,739   $49,527    $49,527
Mortgage loans on real estate...........   4,841   3,694     3,532      3,325
Policy loans............................   1,823   1,775     1,777      1,731
Short-term investments..................      84      84        63         63
Derivative assets.......................      13      13        11         11
Partnerships............................   2,590   2,590     2,088      2,088
Separate account seed money.............      67      67        41         41
Investment in ultimate Parent Company...      55      55        53         53
Notes receivable from affiliates........     754     754       598        598
Securities lending collateral...........   9,743   9,743     9,286      9,286
Assets held in separate accounts........  27,163  27,163    25,537     25,537

Liabilities
Investment contracts....................  32,512  34,556    30,792     33,591
Dividend accumulations..................     898     898       904        904
Derivative liabilities..................      66      66        58         58
Securities lending payable..............   9,743   9,743     9,286      9,286
Liabilities related to separate accounts  27,163  27,163    25,537     25,537

The following methods and assumptions were used to estimate the fair value of financial instruments:

Fixed Maturity and Equity Securities

Fair value for fixed maturity securities was based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

                    American General Life Insurance Company

Fair values for equity securities was based upon quoted market prices.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Investment in Ultimate Parent Company

The fair value of the investment in the ultimate Parent Company is based on quoted market prices of AIG common stock.

Assets and Liabilities Related to Separate Accounts

The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

Derivative Financial Instruments

Fair values for derivative assets and liabilities were based upon quoted market prices received from AIG Financial Products Corp, an affiliated financial products company, and independent sources.

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

Notes Receivable from Affiliates

Fair values of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Separate Account Seed Money

Fair value is considered to be the market value of the underlying securities.

13. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $650.1 million of unfunded commitments for its investments in limited partnerships at December 31, 2005.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2005 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance

                    American General Life Insurance Company

Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term. After an initial one-year extension, effective October 29, 2004, the facility was amended to extend the commitment termination date to October 28, 2005. The Company has received annual facility fees of 0.045%. However, effective as of October 29, 2004, the facility fee was changed to 0.040%. Effective October 28, 2005, the commitment was amended to extend the termination date to October 27, 2006. No loans were funded during 2005 or 2004.

AGL owns interests in certain limited liability companies (LLCs) which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $447 million of synfuel tax credits through December 31, 2005. One of the conditions a taxpayer must meet to qualify for coal synfuel tax credits is that the synfuel production facility must have been "placed in service" before July 1, 1998. On July 1, 2005, Internal Revenue Service (IRS) field agents issued notices of proposed adjustment to the LLCs proposing to disallow all of the credits taken by the LLCs during the years 2001 through 2003. The IRS field agents subsequently conceded that one of the facilities was timely placed in service, but contended that none of the other underlying production facilities were placed in service by the statutory deadline. On October 3, 2005, IRS field agents issued 60-day letters to the LLCs proposing to disallow the tax credits taken with respect to synfuel sales by the remaining five production facilities. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

                    American General Life Insurance Company

Tax credits generated from the production and sale of synthetic fuel under section 29 of the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. Although AGL cannot predict the future price of domestic crude oil for the years 2006 and 2007 (the final years the tax credits are available), AGL does not expect the phase-out provision to affect tax credits generated in 2005. AIG has also entered into hedges designed to mitigate a portion of its future exposure to a sustained high price of oil. However, no assurance can be given as to the effectiveness of the hedging in actually reducing such exposure or whether such hedging will continue.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year.

Net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, are 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). Under the agreement with AGAC, the company remains liable for any credit losses arising from uncollectible amounts from the third party reinsurers, including the Company's 50% pool participant. During 2005 and 2004, the Company recorded charges of $0.0 million and $20.7 million, respectively, related to such uncollectible amounts. Reinsurance recoverables included in these financial statements related to the workers' compensation business were $58.8 million and $62.0 million at December 31, 2005 and 2004, respectively. While not included in these financial statements, the Company is contingently liable for losses incurred by its 50% pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company

                    American General Life Insurance Company
will need to obtain permission from the SEC to continue to provide its variable annuities and variable universal life products. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

                    American General Life Insurance Company

14. Reinsurance

Reinsurance transactions for the years ended December 31, 2005, 2004 and 2003 were as follows:

                                                                                            Percentage
                                                     Ceded to    Assumed From               of Amount
                                                       Other        Other                    Assumed
                                      Gross Amount   Companies    Companies     Net Amount    to Net
                                      ------------ ------------  ------------  ------------ ----------
                                                         (In Thousands)
December 31, 2005
Life insurance in force.............. $502,899,091 $408,690,675    $3,081,688  $ 97,290,104       3.17%
                                      ============ ============    ==========  ============
Premiums:
   Life insurance and annuities......    3,200,493      456,696        14,397     2,758,194       0.52%
   Accident and health insurance.....       25,590        2,926         1,927        24,591       7.84%
                                      ------------ ------------    ----------  ------------
Total premiums....................... $  3,226,083 $    459,622    $   16,324  $  2,782,785       0.59%
                                      ============ ============    ==========  ============
December 31, 2004
Life insurance in force.............. $410,133,222 $314,611,320    $2,814,650  $ 98,336,552       2.86%
                                      ============ ============    ==========  ============
Premiums:
   Life insurance and annuities......    2,903,136      395,625         9,307     2,516,818       0.37%
   Accident and health insurance.....       25,374        2,999         1,129        23,504       4.80%
                                      ------------ ------------    ----------  ------------
Total premiums....................... $  2,928,510 $    398,624    $   10,436  $  2,540,322       0.41%
                                      ============ ============    ==========  ============
December 31, 2003
Life insurance in force.............. $314,862,729 $211,992,953    $2,628,269  $105,498,045       2.49%
                                      ============ ============    ==========  ============
Premiums:
   Life insurance and annuities......    2,638,355      305,828         6,641     2,339,168       0.28%
   Accident and health insurance.....       24,827       (6,252)       (7,296)       23,783     -30.68%
                                      ------------ ------------    ----------  ------------
Total premiums....................... $  2,663,182 $    299,576    $     (655) $  2,362,951      -0.04%
                                      ============ ============    ==========  ============

Reinsurance recoverable on paid losses was approximately $44.7 million, and $47.5 million, at December 31, 2005 and 2004, respectively. Reinsurance recoverable on unpaid losses was approximately $114.5 million, and $77.7 million at December 31, 2005 and 2004, respectively.

                    American General Life Insurance Company

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"). The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15. Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life.

The Company paid $440 million, $300 million and $0 million in dividends on common stock to the Parent Company in 2005, 2004 and 2003, respectively. The Company also paid $680,000 in dividends on preferred stock to the Parent Company in 2005, 2004 and 2003.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2005, approximately $9.6 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.3 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

                    American General Life Insurance Company

16. Division Operations

16.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

16.2 Division Results

Results of each division exclude net realized investment gains.

Division earnings information was as follows:

                                     Revenues                   Income Before Taxes                  Earnings
                          ------------------------------  ------------------------------  ------------------------------
                           2005      2004        2003      2005      2004        2003      2005      2004        2003
                          ------  ----------  ----------  ------  ----------  ----------  ------  ----------  ----------
                                  (Restated)  (Restated)          (Restated)  (Restated)          (Restated)  (Restated)
                                                                   (In Millions)
Retirement Services...... $2,571      $2,464      $2,188  $1,110      $1,043      $  781  $  758      $  698        $523
Life Insurance...........  4,161       3,850       3,488     547         488         419     500         401         385
                          ------      ------      ------  ------      ------      ------  ------      ------        ----
Total divisions..........  6,732       6,314       5,676   1,657       1,531       1,200   1,258       1,099         908
Realized investment
gains (losses)...........    (53)        (63)        (28)    (53)        (63)        (28)    (34)        (41)        (18)
                          ------      ------      ------  ------      ------      ------  ------      ------        ----
Total consolidated....... $6,679      $6,251      $5,648  $1,604      $1,468      $1,172  $1,224      $1,058        $890
                          ======      ======      ======  ======      ======      ======  ======      ======        ====

                    American General Life Insurance Company

16.2 Division Results (continued)

Division balance sheet information was as follows:

                                            Assets           Liabilities
                                      ------------------- ------------------
                                                   December 31
                                      --------------------------------------
                                        2005      2004     2005      2004
                                      -------- ---------- ------- ----------
                                               (Restated)         (Restated)
                                                  (In Millions)
Retirement Services.................. $ 70,603  $68,087   $65,608  $63,087
Life Insurance.......................   32,811   30,214    27,391   25,060
                                      --------  -------   -------  -------
Total consolidated................... $103,414  $98,301   $92,999  $88,147
                                      ========  =======   =======  =======

17. Restatement of Previously Issued Financial Statements

In February 2005, AIG's management initiated an internal review of AIG's books and records. As a result of the internal review, AIG concluded that the accounting for certain transactions needed to be restated in its 2004 Annual Report on Form 10-K. In November 2005, AIG announced that it had identified additional items that would require restatement. The Company had activity in certain of the transaction types identified for accounting restatement. Due to the significance of such items to the Company's net income in the years ended December 31, 2004 and 2003, the Company has restated the consolidated financial statements as of December 31, 2004 and for the years ended December 31, 2004 and 2003. Relevant disclosures have been restated in footnotes 2, 3, 4, 8, 11, 12 and 16 due to the effects of the restatements discussed below. The following provides detail of the significant accounting adjustments included in the restatement of the Company's consolidated financial statements.

Dollar Roll Transactions. The Company enters into dollar roll transactions with third parties designed to enhance the return on the Company's mortgage-backed securities ("MBS") portfolio. In a dollar roll transaction, the Company agrees to sell a pool of MBSs and simultaneously agrees to repurchase substantially the same securities at a later date, typically in one month. The

                    American General Life Insurance Company

Company had previously accounted for these transactions as collateralized financings under SFAS 140. Even though the Company had received collateral sufficient to fund substantially all of the cost of purchasing identical replacement securities at the time of transfer, the Company was not fully protected during the term of the contract to replace the asset in the event that the transferee defaulted. Accordingly, the Company should not have accounted for these transactions as financings, but rather as derivatives with mark-to-market changes reflected in earnings.

Accounting for Derivatives. The Company enters into derivative contracts principally to hedge interest rate risk and foreign currency risk associated with certain investment securities and to hedge the index-based exposures inherent in the Company's equity-indexed annuity and universal life products. Such derivative transactions include interest rate swaps, cross currency swaps and S&P Index options which are generally executed through an affiliated counterparty. Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") requires that derivatives used for hedging must be executed with an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company has determined that in many cases its derivatives did not meet these hedging requirements. As a result, the accompanying consolidated financial statements have been restated to reclassify changes in fair value of derivatives from other comprehensive income to net realized investment gains (losses). The Company continues to believe that such hedging activities have been and remain economically effective.

Accounting for Limited Partnerships. In its previously issued consolidated financial statements for the year ended December 31, 2004, the Company recorded a correction to properly reflect its ownership in certain limited partnerships, which included an entry to the statement of income to record the cumulative amount of equity in earnings that had not been recorded in prior years. The accompanying consolidated financial statements have been restated to include the equity in earnings from these partnerships for the years ended December 31, 2004 and 2003 in the respective year's statement of income, and to record other miscellaneous corrections to accounting for various partnerships, including a mark-to-market adjustment on limited partnerships accounted for under the cost method.

Term Insurance Reserves and Deferred Acquisition Costs ("DAC"). In 2004, the Company converted its term policies, written primarily in 2003 and 2004, to a new administrative system. During the conversion, the Company determined that certain errors existed in the mortality factors used in its reserve calculations and that certain deferrable agent commissions had been erroneously omitted from its DAC calculations during 2003. In its previously issued consolidated financial statements for the year ended December 31, 2004, the Company recorded a correction to

                    American General Life Insurance Company
its recorded reserves and DAC for these matters. The accompanying consolidated financial statements have been restated to include these corrections in the period ended December 31, 2003.

Other Adjustments. Other restatement adjustments include impairments to reflect other-than-temporary declines in the value of certain available-for-sale securities as of the respective balance sheet dates, the release of credit reserves for mortgage loans and accrued interest on debt securities which were determined to be incorrect under GAAP, corrections of errors in reserves and deferred acquisition costs, and other miscellaneous corrections and reclassifications. In addition, corrections to additional paid-in capital related to the incorrect recording of two unrelated capital transactions, primarily occurring prior to 2003, were made as part of the restatement.

The effect of all accounting restatement adjustments on the Company's consolidated statements of income was as follows:

                                                        Increase (Decrease) for
                                                           Years Ended and at
                                                               December 31,
                                                        ---------------------
                                                            2004         2003
                                                        ------------   -------
                                                              (in millions)
Pretax income before cumulative effect of
  accounting change:
   Dollar roll transactions............................         $ 15     $ (87)
   Derivatives.........................................          (35)      (50)
   Limited partnerships................................           33       (10)
   Term reserves and DAC...............................          (32)       32
   Other...............................................          (18)       (1)
                                                        ------------   -------
       Total effect on pretax income before
         cumulative effect of accounting change........         $(37)    $(116)
                                                        ============   =======
Net income:
   Dollar roll transactions............................         $ 10     $ (56)
   Derivatives.........................................          (23)      (33)
   Limited partnerships................................           21        (7)
   Term reserves and DAC...............................          (21)       21
   Other...............................................          (17)        3
                                                        ------------   -------
       Total effect on net income......................         $(30)    $ (72)
                                                        ============   =======

                    American General Life Insurance Company

A summary of the restatement adjustments and their effect on line items in the consolidated financial statements is as follows:

As of and for the year ended December 31, 2004:

                                                             As previously
                                                               reported      Adjustments   As restated
                                                             -------------  -------------  -----------
                                                                            (In millions)
Consolidated Balance Sheet
--------------------------
   Fixed maturity securities, available for sale............       $49,436           $  3      $49,439
   Mortgage loans on real estate............................         3,325             --        3,325
   Partnerships.............................................         2,092             (4)       2,088
   Accounts receivable......................................         1,108            (10)       1,098
   Deferred policy acquisition costs/cost of insurance
     purchased..............................................         3,617             (4)       3,613
   Total assets.............................................        98,316            (15)      98,301
   Future policy benefits...................................         9,156             (3)       9,153
   Policyholder contract deposits...........................        38,439             11       38,450
   Federal income taxes.....................................         1,443              4        1,447
   Other liabilities........................................         1,256            (11)       1,245
   Total liabilities........................................        88,146              1       88,147
   Additional paid-in capital...............................         3,624             (5)       3,619
   Accumulated other comprehensive income...................         1,399             45        1,444
   Retained earnings........................................         5,038            (56)       4,982
   Total shareholder's equity...............................        10,068            (16)      10,052
   Total liabilities and shareholder's equity...............        98,316            (15)      98,301

Consolidated Statement of Income
--------------------------------
   Net investment income....................................         3,557            (72)       3,485
   Net realized investment gains (losses)...................          (158)            95          (63)
   Other revenues...........................................           289             --          289
   Policyholder benefits....................................         1,626             25        1,651
   Operating costs and expenses.............................         1,035             34        1,069
   Pretax income before cumulative effect of accounting
     change.................................................         1,504            (36)       1,468
   Income tax expense.......................................           399             (7)         392
   Net income (loss)........................................         1,089            (30)       1,059

                    American General Life Insurance Company

As of and for the year ended December 31, 2004:

                                                             As previously
                                                               reported      Adjustments   As restated
                                                             -------------  -------------  -----------
                                                                            (In millions)
Consolidated Statement of Shareholder's Equity
----------------------------------------------
   Additional paid-in capital...............................
       Beginning balance....................................      $  3,507           $ (3)    $  3,504
       Capital contribution from Parent.....................           117             (2)         115
       Ending balance.......................................         3,624             (5)       3,619
   Accumulated comprehensive income.........................
       Beginning balance....................................         1,098             19        1,117
       Other comprehensive income...........................           301             26          327
       Ending balance.......................................         1,399             45        1,444
   Retained earnings........................................
       Beginning balance....................................         4,250            (26)       4,224
       Net income...........................................         1,089            (30)       1,059
       Ending balance.......................................         5,038            (56)       4,982
   Total shareholder's equity...............................        10,068            (16)      10,052

Consolidated Statement of Cash Flows
------------------------------------
   Net income...............................................         1,089            (30)       1,059
   Interest credited to policyholders.......................         2,064              3        2,067
   Change in accounts receivable............................           (85)            10          (75)
   Change in future policy benefits and other policy claims.        (1,018)            11       (1,007)
   Amortization of policy acquisition costs and cost of
     insurance purchased....................................           311              9          320
   Policy acquisition costs deferred........................          (758)            26         (732)
   Provision for deferred income tax expense................           256             (5)         251
   Accounts payable to brokers..............................           (73)            73           --
   Realized investment losses (gains).......................           158            (95)          63
   Other, net...............................................           (10)            75           65
   Net cash provided by operating activities................         2,393             77        2,470
   Purchases of fixed maturities and equity securities......       (27,374)           (17)     (27,391)
   Sales of fixed maturities and equity securities..........        27,002            (59)      26,943
   Change in securities lending collateral..................            --              5            5
   Net cash used in investing activities....................        (4,285)           (70)      (4,355)
   Capital contribution from Parent.........................           117             (2)         115
   Change in securities lending payable.....................            --             (5)          (5)
   Net cash provided by financing activities................         1,852             (7)       1,845

                    American General Life Insurance Company

As of and for the year ended December 31, 2003:

                                                             As previously
                                                               reported      Adjustments   As restated
                                                             -------------  -------------  -----------
                                                                            (In millions)
Consolidated Statement of Income
--------------------------------
   Premiums and other considerations........................        $2,404          $ (41)      $2,363
   Net investment income....................................         3,289           (149)       3,140
   Realized investment gains (losses).......................           (57)            29          (28)
   Other revenues...........................................           176             (3)         173
   Policyholder benefits....................................         1,545             (6)       1,539
   Operating costs and expenses.............................           940            (43)         897
   Pretax income before cumulative effect of accounting
     change.................................................         1,288           (116)       1,172
   Income tax expense.......................................           327            (44)         283
   Net income (loss)........................................           962            (72)         890

Consolidated Statement of Shareholder's Equity
----------------------------------------------
   Additional paid-in capital...............................
       Beginning balance....................................         3,167             (4)       3,163
       Capital contribution from parent.....................           340              1          341
       Ending balance.......................................         3,507             (3)       3,504
   Accumulated comprehensive income.........................
       Beginning balance....................................           736            (59)         677
       Other comprehensive income...........................           361             79          440
       Ending balance.......................................         1,098             19        1,117
   Retained earnings........................................
       Beginning balance....................................         3,289             46        3,335
       Net income...........................................           962            (72)         890
       Ending balance.......................................         4,250            (26)       4,224
   Total shareholder's equity...............................         8,862            (10)       8,852

                    American General Life Insurance Company

As of and for the year ended December 31, 2003:

                                                                As previously
                                                                  reported      Adjustments   As restated
                                                                -------------  -------------  -----------
                                                                               (In millions)
Consolidated Statement of Cash Flows
------------------------------------
   Net income..................................................      $    962          $ (72)    $    890
   Interest credited to policyholders..........................         2,039              4        2,043
   Change in future policy benefits and other policy claims....           216             (9)         207
   Amortization of policy acquisition costs and cost of
     insurance purchased.......................................           311            (23)         288
   Policy acquisition costs deferred...........................          (584)           (19)        (603)
   Provision for deferred income tax expense...................           268            (46)         222
   Accounts payable to brokers.................................          (614)           614           --
   Realized investment (gains) losses..........................           315            (29)         286
   Other, net..................................................           522            192          714
   Net cash provided by operating activities...................         3,952            612        4,564
   Purchase of fixed maturities and equity securities..........       (34,541)          (614)     (35,155)
   Change in securities lending collateral.....................            --              1            1
   Net cash used in investing activities.......................        (5,294)          (613)      (5,907)
   Capital contribution from parent............................           340              1          341
   Change in securities lending payable........................            --             (1)          (1)
   Net cash provided by financing activities...................         1,545              1        1,546

[LOGO] AIG AMERICAN GENERAL

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2005
                                                                  Annual Report

                                                              December 31, 2005

                                        American General Life Insurance Company
                         A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
1201 Louisiana
Suite 2900
Houston, TX 77002-5678
Telephone (713) 356-4000
Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D (the "Separate Account") at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 7, 2002 expressed an unqualified opinion thereon.

PRICEWATERHOUSECOOPERS LLP

April 5, 2006

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
December 31, 2005

                                                                Due from (to)              Contract   Contract     Net assets
                                                  Investment   American General            owners -   owners -   attributable to
                                                 securities -   Life Insurance             annuity  accumulation contract owner
Divisions                                        at fair value     Company      Net Assets reserves   reserves      reserves
------------------------------------------------ ------------- ---------------- ---------- -------- ------------ ---------------
AIM V.I. International Growth Fund - Series I     $2,450,961         $ (1)      $2,450,960   $209    $2,450,751    $2,450,960
AIM V.I. Premier Equity Fund - Series I            6,150,359           --        6,150,359    168     6,150,191     6,150,359
Alger American Leveraged AllCap Portfolio -
  Class O Shares                                         180           --              180    180            --           180
Alger American MidCap Growth Portfolio -
  Class O Shares                                         180           (1)             179    179            --           179
American Century VP Inflation Protection Fund
  - Class II                                             163           --              163    163            --           163
American Century VP Value Fund - Class I           2,694,313           (1)       2,694,312    172     2,694,140     2,694,312
Credit Suisse Small Cap Growth Portfolio             628,886           (1)         628,885    154       628,731       628,885
Dreyfus IP MidCap Stock Portfolio - Initial
  shares                                           1,079,714           (1)       1,079,713    185     1,079,528     1,079,713
The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial shares                            2,200,322           --        2,200,322     --     2,200,322     2,200,322
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares                                   3,594,950           --        3,594,950    172     3,594,778     3,594,950
Dreyfus VIF Quality Bond Portfolio - Initial
  shares                                           5,563,497           --        5,563,497    165     5,563,332     5,563,497
Evergreen VA High Income Fund - Class 1            5,387,853           --        5,387,853     --     5,387,853     5,387,853
Evergreen VA Strategic Income Fund - Class 1              --           --               --     --            --            --
Fidelity VIP Asset Manager Portfolio - Initial
  Class                                              124,770            1          124,771     --       124,771       124,771
Fidelity VIP Asset Manager Portfolio - Service
  Class 2                                          1,061,012           --        1,061,012    164     1,060,848     1,061,012
Fidelity VIP Contrafund Portfolio - Service
  Class 2                                          3,617,233           --        3,617,233    193     3,617,040     3,617,233
Fidelity VIP Equity-Income Portfolio - Service
  Class 2                                          3,679,123           --        3,679,123    173     3,678,950     3,679,123
Fidelity VIP Growth Portfolio - Service Class 2    2,455,945           (1)       2,455,944    164     2,455,780     2,455,944
Fidelity VIP Index 500 Portfolio - Initial Class      73,329           --           73,329     --        73,329        73,329
Fidelity VIP Mid Cap Portfolio - Service Class 2         213           --              213    213            --           213
Fidelity VIP Overseas Portfolio - Initial Class       33,413           --           33,413     --        33,413        33,413
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2                              189           (1)             188    188            --           188
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2                                         161           --              161    161            --           161
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2                                         184           (1)             183    183            --           183
Franklin Templeton - Templeton Foreign
  Securities Fund - Class 2                        1,628,521           --        1,628,521    190     1,628,331     1,628,521
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2                        1,998,242           --        1,998,242     --     1,998,242     1,998,242
Goldman Sachs Capital Growth Fund                    154,831           (1)         154,830     --       154,830       154,830
Janus Aspen Series International Growth
  Portfolio - Service Shares                         505,918           --          505,918    240       505,678       505,918
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares                                     878,051           --          878,051    190       877,861       878,051
Janus Aspen Series Worldwide Growth Portfolio
  - Service Shares                                   522,298           (1)         522,297    173       522,124       522,297
JPMorgan Mid Cap Value Portfolio                         187           --              187    187            --           187
JPMorgan Small Company Portfolio                     442,256           (1)         442,255    183       442,072       442,255
LEVCO Equity Value Fund                               41,488           --           41,488     --        41,488        41,488
MFS VIT Capital Opportunities Series - Initial
  Class                                            1,471,931           (1)       1,471,930    169     1,471,761     1,471,930
MFS VIT Emerging Growth Series - Initial Class     4,647,976           (1)       4,647,975    181     4,647,794     4,647,975
MFS VIT New Discovery Series - Initial Class         686,906           --          686,906    171       686,735       686,906
MFS VIT Research Series - Initial Class              960,037           --          960,037    182       959,855       960,037
Navellier Growth Portfolio                                --           --               --     --            --            --
Neuberger Berman AMT Balanced Portfolio -
  Class I                                              8,784           --            8,784     --         8,784         8,784
Neuberger Berman AMT Mid-Cap Growth
  Portfolio - Class I                                873,352           --          873,352    190       873,162       873,352
Neuberger Berman AMT Partners Portfolio -
  Class I                                                 --           --               --     --            --            --
Oppenheimer Balanced Fund/VA - Non-Service
  Shares                                                 174           (1)             173    173            --           173
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares                                     202           --              202    202            --           202
PIMCO VIT Real Return Portfolio -
  Administrative Class                             4,090,915           (1)       4,090,914    167     4,090,747     4,090,914
PIMCO VIT Short-Term Portfolio -
  Administrative Class                             1,228,709          (22)       1,228,687    158     1,228,529     1,228,687
PIMCO VIT Total Return Portfolio -
  Administrative Class                             3,752,964           --        3,752,964    164     3,752,800     3,752,964
Pioneer Fund VCT Portfolio - Class I               1,695,800           --        1,695,800     --     1,695,800     1,695,800
Pioneer Growth Opportunities VCT Portfolio -
  Class I                                          2,465,661           --        2,465,661     --     2,465,661     2,465,661
Putnam VT Diversified Income Fund - Class IB             171           (1)             170    170            --           170
Putnam VT Growth and Income Fund - Class IB        2,704,936           --        2,704,936    173     2,704,763     2,704,936
Putnam VT International Growth and Income
  Fund - Class IB                                    862,247           (1)         862,246    200       862,046       862,246
Royce Small-Cap Portfolio                          1,514,045           --        1,514,045     --     1,514,045     1,514,045

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2005

                                                        Due from (to)                Contract   Contract     Net assets
                                          Investment   American General              owners -   owners -   attributable to
                                         securities -   Life Insurance               annuity  accumulation contract owner
Divisions                                at fair value     Company       Net Assets  reserves   reserves      reserves
---------------------------------------- ------------- ---------------- ------------ -------- ------------ ---------------
Safeco RST Core Equity Portfolio         $         --       $  --       $         -- $     -- $         --  $         --
Safeco RST Growth Opportunities
  Portfolio                                        --          --                 --       --           --            --
SunAmerica - Aggressive Growth
  Portfolio - Class 1                             185          (1)               184      184           --           184
SunAmerica - SunAmerica Balanced
  Portfolio - Class 1                             166          (1)               165      165           --           165
UIF Core Plus Fixed Income Portfolio
  - Class I                                 2,592,775          --          2,592,775       --    2,592,775     2,592,775
UIF Emerging Markets Equity
  Portfolio - Class I                       2,442,958          --          2,442,958       --    2,442,958     2,442,958
UIF Equity Growth Portfolio - Class I       9,168,173          --          9,168,173      186    9,167,987     9,168,173
UIF Global Value Equity Portfolio -
  Class I                                   4,925,118          --          4,925,118       --    4,925,118     4,925,118
UIF High Yield Portfolio - Class I          4,439,353          --          4,439,353      167    4,439,186     4,439,353
UIF International Magnum Portfolio -
  Class I                                   3,368,662          --          3,368,662       --    3,368,662     3,368,662
UIF U.S. Mid Cap Value Portfolio -
  Class I                                  11,507,341          --         11,507,341       --   11,507,341    11,507,341
UIF U.S. Real Estate Portfolio - Class I    4,033,782          --          4,033,782       --    4,033,782     4,033,782
UIF Value Portfolio - Class I               9,305,629          --          9,305,629       --    9,305,629     9,305,629
VALIC Company I - Blue Chip
  Growth Fund                                 122,382          --            122,382       --      122,382       122,382
VALIC Company I - Health Sciences
  Fund                                         75,883          --             75,883       --       75,883        75,883
VALIC Company I - Income &
  Growth Fund                                  53,905          --             53,905       --       53,905        53,905
VALIC Company I - International
  Equities Fund                             1,135,695          (1)         1,135,694      203    1,135,491     1,135,694
VALIC Company I - Mid Cap Index
  Fund                                      6,008,627          --          6,008,627      190    6,008,437     6,008,627
VALIC Company I - Money Market I
  Fund                                      7,758,512          (1)         7,758,511       --    7,758,511     7,758,511
VALIC Company I - Nasdaq-100
  Index Fund                                  599,084          (1)           599,083      167      598,916       599,083
VALIC Company I - Science &
  Technology Fund                             407,489          --            407,489      161      407,328       407,489
VALIC Company I - Small Cap Index
  Fund                                        967,923          (1)           967,922      177      967,745       967,922
VALIC Company I - Social Awareness
  Fund                                          2,878          (1)             2,877       --        2,877         2,877
VALIC Company I - Stock Index Fund          6,968,179          (1)         6,968,178      172    6,968,006     6,968,178
Van Kampen Comstock Fund                    5,272,944           1          5,272,945   42,382    5,230,563     5,272,945
Van Kampen Corporate Bond Fund                307,397          (1)           307,396       --      307,396       307,396
Van Kampen High Yield Fund                  5,541,584        (536)         5,541,048       --    5,541,048     5,541,048
Van Kampen LIT Emerging Growth
  Portfolio - Class I                      13,977,951          --         13,977,951  616,949   13,361,002    13,977,951
Van Kampen LIT Enterprise Portfolio -
  Class I                                  17,252,674           5         17,252,679       --   17,252,679    17,252,679
Van Kampen LIT Government
  Portfolio - Class I                       7,786,597          --          7,786,597   22,976    7,763,621     7,786,597
Van Kampen LIT Growth and Income
  Portfolio - Class I                      43,924,985          --         43,924,985      187   43,924,798    43,924,985
Van Kampen LIT Money Market
  Portfolio - Class I                       3,090,985        (118)         3,090,867   29,772    3,061,095     3,090,867
Van Kampen Reserve Fund                       271,546          --            271,546   14,513      257,033       271,546
Vanguard VIF High Yield Bond
  Portfolio                                       170          (1)               169      169           --           169
Vanguard VIF REIT Index Portfolio                 216          (1)               215      215           --           215
WM VT Balanced Portfolio                  244,651,657          --        244,651,657  210,292  244,441,365   244,651,657
WM VT Conservative Balanced
  Portfolio                                13,325,540          --         13,325,540       --   13,325,540    13,325,540
WM VT Conservative Growth
  Portfolio                               174,444,921          --        174,444,921       --  174,444,921   174,444,921
WM VT Equity Income Fund                   25,824,358          --         25,824,358       --   25,824,358    25,824,358
WM VT Flexible Income Portfolio            46,991,106          --         46,991,106       --   46,991,106    46,991,106
WM VT Growth & Income Fund                 39,149,697          --         39,149,697       --   39,149,697    39,149,697
WM VT Growth Fund                          40,064,148          --         40,064,148    1,536   40,062,612    40,064,148
WM VT Income Fund                          19,076,038          --         19,076,038    2,860   19,073,178    19,076,038
WM VT International Growth Fund             8,864,679          --          8,864,679    2,026    8,862,653     8,864,679
WM VT Mid Cap Stock Fund                    7,005,906          --          7,005,906       --    7,005,906     7,005,906
WM VT Money Market Fund                     8,400,312         238          8,400,550       --    8,400,550     8,400,550
WM VT Short Term Income Fund                6,927,322          --          6,927,322       --    6,927,322     6,927,322
WM VT Small Cap Growth Fund                 9,719,239          --          9,719,239    1,608    9,717,631     9,719,239
WM VT Strategic Growth Portfolio           56,857,582          --         56,857,582       --   56,857,582    56,857,582
WM VT U.S. Government Securities
  Fund                                     19,408,966          --         19,408,966    2,717   19,406,249    19,408,966
WM VT West Coast Equity Fund               23,075,210          --         23,075,210       --   23,075,210    23,075,210

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

                                     A            B          A+B=C          D              E             F         C+D+E+F

                                                                                                                   Increase
                                                                                                                  (decrease)
                                            Mortality and                                          Net change in    in net
                                             expense risk     Net                    Capital gain    unrealized     assets
                                 Dividends       and       investment  Net realized  distributions  appreciation  resulting
                                from mutual administrative   income   gain (loss) on  from mutual  (depreciation)    from
Divisions                          funds       charges       (loss)    investments       funds     of investments operations
------------------------------- ----------- -------------- ---------- -------------- ------------- -------------- ----------
AIM V.I. International Growth
 Fund - Series I                 $ 15,142     $ (32,765)   $ (17,623)  $   (82,739)    $     --      $  461,810   $  361,448
AIM V.I. Premier Equity Fund
 - Series I                        51,475       (93,575)     (42,100)   (1,117,926)          --       1,422,879      262,853
Alger American Leveraged
 AllCap Portfolio - Class O
 Shares                                --            (1)          (1)            5           --              22           26
Alger American MidCap
 Growth Portfolio - Class O
 Shares                                --            (1)          (1)            3            8               8           18
American Century VP
 Inflation Protection Fund -
 Class II                               8            --            8             1           --              (6)           3
American Century VP Value
 Fund - Class I                    25,036       (37,352)     (12,316)       46,529      289,675        (232,683)      91,205
Credit Suisse Small Cap
 Growth Portfolio                      --        (9,427)      (9,427)       51,745           --         (71,708)     (29,390)
Dreyfus IP MidCap Stock
 Portfolio - Initial shares           331       (14,478)     (14,147)       53,622        4,404          30,775       74,654
The Dreyfus Socially
 Responsible Growth Fund,
 Inc. - Initial shares                 --       (35,001)     (35,001)     (604,570)          --         680,611       41,040
Dreyfus VIF Developing
 Leaders Portfolio - Initial
 shares                                --       (53,606)     (53,606)       83,019           --         117,384      146,797
Dreyfus VIF Quality Bond
 Portfolio - Initial shares       225,675       (85,089)     140,586       (45,528)          --         (25,489)      69,569
Evergreen VA High Income
 Fund - Class 1                   319,477       (21,878)     297,599        21,902           --        (264,419)      55,082
Evergreen VA Strategic
 Income Fund - Class 1                 --           (50)         (50)          937           --          (1,677)        (790)
Fidelity VIP Asset Manager
 Portfolio - Initial Class          3,351        (1,896)       1,455             3           43           1,336        2,837
Fidelity VIP Asset Manager
 Portfolio - Service Class 2       28,299       (14,612)      13,687         7,866          388           1,428       23,369
Fidelity VIP Contrafund
 Portfolio - Service Class 2        4,441       (46,548)     (42,107)      322,388          634         186,753      467,668
Fidelity VIP Equity-Income
 Portfolio - Service Class 2       58,153       (51,447)       6,706        56,343      143,767         (63,556)     143,260
Fidelity VIP Growth Portfolio
 - Service Class 2                  7,108       (33,738)     (26,630)      (15,315)          --         134,689       92,744
Fidelity VIP Index 500
 Portfolio - Initial Class          1,430        (1,141)         289           710           --           1,361        2,360
Fidelity VIP Mid Cap Portfolio
 - Service Class 2                     --            (1)          (1)           13            4              22           38
Fidelity VIP Overseas
 Portfolio - Initial Class            224          (461)        (237)       (1,030)         175           5,981        4,889
Franklin Templeton - Franklin
 Small Cap Value Securities
 Fund - Class 2                         2            (1)           1             8            1               7           17
Franklin Templeton - Franklin
 U.S. Government Fund -
 Class 2                                9            (1)           8            --           --              (4)           4
Franklin Templeton - Mutual
 Shares Securities Fund -
 Class 2                                2            (1)           1             7            1              11           20
Franklin Templeton -
 Templeton Foreign
 Securities Fund - Class 2         21,402       (23,387)      (1,985)      (82,702)          --         226,933      142,246
Franklin Templeton -
 Templeton Global Asset
 Allocation Fund - Class 2         77,196       (27,686)      49,510        33,384           --         (39,385)      43,509
Goldman Sachs Capital
 Growth Fund                          229        (2,245)      (2,016)        2,880           --           1,238        2,102
Janus Aspen Series
 International Growth
 Portfolio - Service Shares         4,556        (5,614)      (1,058)       29,530           --          85,400      113,872
Janus Aspen Series Mid Cap
 Growth Portfolio - Service
 Shares                                --       (12,273)     (12,273)       31,767           --          67,435       86,929
Janus Aspen Series Worldwide
 Growth Portfolio - Service
 Shares                             6,505        (7,971)      (1,466)         (919)          --          17,138       14,753
JPMorgan Mid Cap Value
 Portfolio                             --            --           --             8            3               8           19
JPMorgan Small Company
 Portfolio                             --        (6,179)      (6,179)       29,865       59,828         (76,618)       6,896
LEVCO Equity Value Fund                47          (262)        (215)        8,099          695          (3,229)       5,350
MFS VIT Capital
 Opportunities Series - Initial
 Class                             12,219       (21,413)      (9,194)       28,014           --         (22,187)      (3,367)
MFS VIT Emerging Growth
 Series - Initial Class                --       (67,613)     (67,613)   (1,281,203)          --       1,679,959      331,143
MFS VIT New Discovery
 Series - Initial Class                --        (9,579)      (9,579)       10,502           --          19,552       20,475
MFS VIT Research Series -
 Initial Class                      4,406       (12,706)      (8,300)       16,614           --          47,955       56,269
Navellier Growth Portfolio             --            --           --            --           --              --           --
Neuberger Berman AMT
 Balanced Portfolio - Class I          82          (133)         (51)          156           --             503          608
Neuberger Berman AMT
 Mid-Cap Growth Portfolio -
 Class I                               --       (11,113)     (11,113)       15,882           --          88,596       93,365
Neuberger Berman AMT
 Partners Portfolio - Class I          --            (6)          (6)          442           --            (329)         107
Oppenheimer Balanced Fund/
 VA - Non-Service Shares                4            (1)           3             3            8              (7)           7
Oppenheimer Global
 Securities Fund/VA - Non-
 Service Shares                         2            --            2            10           --              16           28
PIMCO VIT Real Return
 Portfolio - Administrative
 Class                            122,132       (59,897)      62,235       163,649       44,773        (239,233)      31,424
PIMCO VIT Short-Term
 Portfolio - Administrative
 Class                             34,345       (16,716)      17,629           792           --          (4,539)      13,882
PIMCO VIT Total Return
 Portfolio - Administrative
 Class                            135,364       (53,867)      81,497        40,005       60,192        (137,226)      44,468
Pioneer Fund VCT Portfolio -
 Class I                           24,332       (25,103)        (771)       18,573           --          64,976       82,778
Pioneer Growth Opportunities
 VCT Portfolio - Class I               --       (36,751)     (36,751)       35,690           --         126,850      125,789
Putnam VT Diversified
 Income Fund - Class IB                15            --           15             1           --             (10)           6
Putnam VT Growth and
 Income Fund - Class IB            44,272       (37,440)       6,832        32,534           --          61,141      100,507
Putnam VT International
 Growth and Income Fund -
 Class IB                           6,289       (10,041)      (3,752)       26,180           --          72,803       95,231
Royce Small-Cap Portfolio              --        (5,112)      (5,112)        5,689       15,842          85,992      102,411
Safeco RST Core Equity
 Portfolio                             --            --           --            --           --              --           --
Safeco RST Growth
 Opportunities Portfolio               --            --           --            --           --              --           --
SunAmerica - Aggressive
 Growth Portfolio - Class 1            --            (1)          (1)            7           --              11           17
SunAmerica - SunAmerica
 Balanced Portfolio - Class 1           5            (1)           4             1           --              (2)           3
UIF Core Plus Fixed Income
 Portfolio - Class I              101,994       (42,531)      59,463        60,104       20,915         (58,971)      81,511
UIF Emerging Markets Equity
 Portfolio - Class I                8,485       (30,109)     (21,624)      (19,871)          --         646,053      604,558
UIF Equity Growth Portfolio -
 Class I                           47,368      (133,335)     (85,967)   (1,126,271)          --       2,377,592    1,165,354
UIF Global Value Equity
 Portfolio - Class I               53,576       (75,338)     (21,762)      152,236       36,804          36,941      204,219
UIF High Yield Portfolio -
 Class I                          372,955       (69,704)     303,251      (419,333)          --          86,081      (30,001)
UIF International Magnum
 Portfolio - Class I               41,315       (48,542)      (7,227)       57,675           --         244,115      294,563
UIF U.S. Mid Cap Value
 Portfolio - Class I               39,302      (173,632)    (134,330)      465,924      175,244         721,412    1,228,250

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2005

                              A            B          A+B=C           D              E             F           C+D+E+F

                                     Mortality and                                           Net change in     Increase
                                      expense risk     Net                     Capital gain    unrealized   (decrease) in
                          Dividends       and       investment   Net realized  distributions  appreciation    net assets
                         from mutual administrative   income    gain (loss) on  from mutual  (depreciation) resulting from
Divisions                   funds       charges       (loss)     investments       funds     of investments   operations
------------------------ ----------- -------------- ----------  -------------- ------------- -------------- --------------
UIF U.S. Real Estate
  Portfolio - Class I    $   52,961   $   (60,840)  $   (7,879)  $    848,412   $  116,980    $  (351,153)   $   606,360
UIF Value Portfolio -
  Class I                   136,377      (144,120)      (7,743)       663,947      565,443       (949,252)       272,395
VALIC Company I -
  Blue Chip Growth
  Fund                          183          (493)        (310)         4,505           --          4,749          8,944
VALIC Company I -
  Health Sciences Fund           --          (256)        (256)           471        3,122          4,773          8,110
VALIC Company I -
  Income & Growth
  Fund                          993          (209)         784             16           --          1,344          2,144
VALIC Company I -
  International Equities
  Fund                       18,129       (11,597)       6,532        (53,177)          --        194,589        147,944
VALIC Company I -
  Mid Cap Index Fund         62,352       (79,448)     (17,096)       244,010      225,459        167,894        620,267
VALIC Company I -
  Money Market I Fund       221,374       (60,920)     160,454             --           --             --        160,454
VALIC Company I -
  Nasdaq-100 Index
  Fund                          967        (8,593)      (7,626)       125,250           --       (118,454)          (830)
VALIC Company I -
  Science &
  Technology Fund                --        (6,117)      (6,117)       (25,685)          --         34,555          2,753
VALIC Company I -
  Small Cap Index Fund        8,466       (11,887)      (3,421)       133,626       29,929       (143,941)        16,193
VALIC Company I -
  Social Awareness
  Fund                           33           (43)         (10)            (8)          --             87             69
VALIC Company I -
  Stock Index Fund          115,985       (99,755)      16,230       (809,431)     145,319        865,442        217,560
Van Kampen Comstock
  Fund                       99,276       (43,829)      55,447        111,736      320,758       (311,686)       176,255
Van Kampen Corporate
  Bond Fund                  14,446        (2,320)      12,126            (50)          --         (6,896)         5,180
Van Kampen High Yield
  Fund                      440,796       (45,263)     395,533       (765,278)          --        396,974         27,229
Van Kampen LIT
  Emerging Growth
  Portfolio - Class I        41,384      (208,764)    (167,380)    (2,739,674)          --      3,730,049        822,995
Van Kampen LIT
  Enterprise Portfolio -
  Class I                   137,965      (243,954)    (105,989)    (2,390,074)          --      3,611,478      1,115,415
Van Kampen LIT
  Government Portfolio
  - Class I                 376,312      (117,335)     258,977         47,050           --       (115,148)       190,879
Van Kampen LIT
  Growth and Income
  Portfolio - Class I       559,290      (661,988)    (102,698)     2,667,016    1,225,186        (15,658)     3,773,846
Van Kampen LIT
  Money Market
  Portfolio - Class I        94,401       (45,474)      48,927             --           --             --         48,927
Van Kampen Reserve
  Fund                        6,286        (2,080)       4,206             --           --             --          4,206
Vanguard VIF High
  Yield Bond Portfolio           15            --           15              1           --            (11)             5
Vanguard VIF REIT
  Index Portfolio                 7            --            7             11           16             (7)            27
WM VT Balanced
  Portfolio               4,809,706    (3,513,156)   1,296,550      2,970,196           --      6,473,241     10,739,987
WM VT Conservative
  Balanced Portfolio        318,692      (190,293)     128,399        519,298           --       (235,383)       412,314
WM VT Conservative
  Growth Portfolio        2,293,271    (2,532,452)    (239,181)      (528,271)          --     10,098,671      9,331,219
WM VT Equity Income
  Fund                      397,896      (344,786)      53,110      1,441,174           --        587,728      2,082,012
WM VT Flexible
  Income Portfolio        1,706,050      (706,203)     999,847      1,378,157       65,061     (1,500,758)       942,307
WM VT Growth &
  Income Fund               515,986      (583,421)     (67,435)      (201,032)          --        931,134        662,667
WM VT Growth Fund           229,016      (587,180)    (358,164)   (11,719,232)          --     14,323,611      2,246,215
WM VT Income Fund         1,196,105      (286,902)     909,203        365,030           --     (1,083,254)       190,979
WM VT International
  Growth Fund               132,282      (114,369)      17,913         79,257           --      1,143,929      1,241,099
WM VT Mid Cap Stock
  Fund                       31,495       (95,741)     (64,246)       377,561      444,082         (7,737)       749,660
WM VT Money Market
  Fund                      239,938      (133,798)     106,140             --           --             --        106,140
WM VT Short Term
  Income Fund               299,627      (107,912)     191,715         51,904           --       (232,923)        10,696
WM VT Small Cap
  Growth Fund                    --      (145,704)    (145,704)    (1,748,898)          --      1,413,500       (481,102)
WM VT Strategic
  Growth Portfolio          391,661      (819,005)    (427,344)      (795,616)          --      4,570,332      3,347,372
WM VT U.S.
  Government
  Securities Fund           947,330      (299,012)     648,318         90,260           --       (558,188)       180,390
WM VT West Coast
  Equity Fund               167,290      (320,454)    (153,164)       706,305           --        963,449      1,516,590

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS

                                                                        Divisions
                                            -----------------------------------------------------------------
                                              AIM V.I.                      Alger American    Alger American
                                            International    AIM V.I.         Leveraged        MidCap Growth
                                            Growth Fund - Premier Equity  AllCap Portfolio - Portfolio - Class
                                              Series I    Fund - Series I   Class O Shares       O Shares
                                            ------------- --------------- ------------------ -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $  (17,623)    $   (42,100)         $ (1)             $ (1)
   Net realized gain (loss) on
     investments                                (82,739)     (1,117,926)            5                 3
   Capital gain distributions from
     mutual funds                                    --              --            --                 8
   Net change in unrealized
     appreciation (depreciation) of
     investments                                461,810       1,422,879            22                 8
                                             ----------     -----------          ----              ----
Increase (decrease) in net assets resulting
  from operations                               361,448         262,853            26                18
                                             ----------     -----------          ----              ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                 1,763           8,452            --                --
   Net transfers from (to) other
     Divisions or fixed rate option               9,874        (422,810)           --                --
   Mortality reserve transfers                       --              --            --                --
   Contract Withdrawals                        (499,781)     (1,482,359)           --                --
   Death Benefits                               (22,754)       (123,036)           --                --
   Annuity benefits                                 (55)            (47)          (48)              (49)
                                             ----------     -----------          ----              ----
Increase (decrease) in net assets resulting
  from principal transactions                  (510,953)     (2,019,800)          (48)              (49)
                                             ----------     -----------          ----              ----
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                   (149,505)     (1,756,947)          (22)              (31)

NET ASSETS:
   Beginning of year                          2,600,465       7,907,306           202               210
                                             ----------     -----------          ----              ----
   End of year                               $2,450,960     $ 6,150,359          $180              $179
                                             ==========     ===========          ====              ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)              $  (18,313)    $   (74,333)         $ --              $ --
   Net realized gain (loss) on
     investments                               (230,043)       (904,079)           --                --
   Capital gain distributions from
     mutual funds                                    --              --            --                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                748,826       1,290,161             4                13
                                             ----------     -----------          ----              ----
Increase (decrease) in net assets resulting
  from operations                               500,470         311,749             4                13
                                             ----------     -----------          ----              ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                 6,902          27,815           196               196
   Net transfers from (to) other
     Divisions or fixed rate option            (137,967)       (299,522)            2                 1
   Mortality reserve transfers                       --              --            --                --
   Contract Withdrawals                        (259,900)       (863,735)           --                --
   Death Benefits                               (25,263)        (80,183)           --                --
   Annuity benefits                                  --              --            --                --
                                             ----------     -----------          ----              ----
Increase (decrease) in net assets resulting
  from principal transactions                  (416,228)     (1,215,625)          198               197
                                             ----------     -----------          ----              ----
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                     84,242        (903,876)          202               210

NET ASSETS:
   Beginning of year                          2,516,223       8,811,182            --                --
                                             ----------     -----------          ----              ----
   End of year                               $2,600,465     $ 7,907,306          $202              $210
                                             ==========     ===========          ====              ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                          Divisions
                                                            --------------------------------------------------------------------
                                                            American Century
                                                              VP Inflation    American Century  Credit Suisse   Dreyfus IP MidCap
                                                            Protection Fund - VP Value Fund -  Small Cap Growth Stock Portfolio -
                                                                Class II          Class I         Portfolio      Initial shares
                                                            ----------------- ---------------- ---------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                   $  8           $  (12,316)      $  (9,427)       $  (14,147)
   Net realized gain (loss) on investments                           1               46,529          51,745            53,622
   Capital gain distributions from mutual funds                     --              289,675              --             4,404
   Net change in unrealized appreciation (depreciation)
     of investments                                                 (6)            (232,683)        (71,708)           30,775
                                                                  ----           ----------       ---------        ----------
Increase (decrease) in net assets resulting from operations          3               91,205         (29,390)           74,654
                                                                  ----           ----------       ---------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   --                5,556              --             1,572
   Net transfers from (to) other Divisions or fixed rate
     option                                                         --              315,883         (46,446)          (48,286)
   Mortality reserve transfers                                      --                   --              --                --
   Contract Withdrawals                                             --             (427,255)        (54,613)         (117,945)
   Death Benefits                                                   --              (20,934)             --           (10,407)
   Annuity benefits                                                (46)                 (48)            (44)              (51)
                                                                  ----           ----------       ---------        ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                     (46)            (126,798)       (101,103)         (175,117)
                                                                  ----           ----------       ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (43)             (35,593)       (130,493)         (100,463)

NET ASSETS:
   Beginning of year                                               206            2,729,905         759,378         1,180,176
                                                                  ----           ----------       ---------        ----------
   End of year                                                    $163           $2,694,312       $ 628,885        $1,079,713
                                                                  ====           ==========       =========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                   $  3           $   (9,179)      $  (9,687)       $  (10,694)
   Net realized gain (loss) on investments                          --               64,531          21,932            43,550
   Capital gain distributions from mutual funds                     --               19,620              --            26,518
   Net change in unrealized appreciation (depreciation)
     of investments                                                  7              244,957          49,039            69,978
                                                                  ----           ----------       ---------        ----------
Increase (decrease) in net assets resulting from operations         10              319,929          61,284           129,352
                                                                  ----           ----------       ---------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  196               15,403           4,196             4,962
   Net transfers from (to) other Divisions or fixed rate
     option                                                         --              181,536          99,838            87,667
   Mortality reserve transfers                                      --                   --              --                --
   Contract Withdrawals                                             --             (424,054)        (96,747)         (157,776)
   Death Benefits                                                   --              (12,179)         (1,490)           (2,143)
   Annuity benefits                                                 --                   --              --                --
                                                                  ----           ----------       ---------        ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                     196             (239,294)          5,797           (67,290)
                                                                  ----           ----------       ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            206               80,635          67,081            62,062

NET ASSETS:
   Beginning of year                                                --            2,649,270         692,297         1,118,114
                                                                  ----           ----------       ---------        ----------
   End of year                                                    $206           $2,729,905       $ 759,378        $1,180,176
                                                                  ====           ==========       =========        ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                     -------------------------------------------------------------------------
                                         The Dreyfus
                                          Socially           Dreyfus VIF         Dreyfus VIF
                                         Responsible         Developing         Quality Bond      Evergreen VA
                                     Growth Fund, Inc. - Leaders Portfolio - Portfolio - Initial  High Income
                                       Initial shares      Initial shares          shares        Fund - Class 1
                                     ------------------- ------------------- ------------------- --------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (35,001)         $   (53,606)        $   140,586       $  297,599
   Net realized gain (loss) on
     investments                           (604,570)              83,019             (45,528)          21,902
   Capital gain distributions from
     mutual funds                                --                   --                  --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            680,611              117,384             (25,489)        (264,419)
                                         ----------          -----------         -----------       ----------
Increase (decrease) in net assets
  resulting from operations                  41,040              146,797              69,569           55,082
                                         ----------          -----------         -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               858               19,238              18,642               --
   Net transfers from (to) other
     Divisions or fixed rate option        (195,591)            (300,956)           (109,440)        (301,998)
   Mortality reserve transfers                   --                   --                  --               --
   Contract Withdrawals                    (690,910)            (886,596)         (1,214,821)         (30,785)
   Death Benefits                           (87,108)             (21,991)           (180,922)              --
   Annuity benefits                              --                  (47)                (46)              --
                                         ----------          -----------         -----------       ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (972,751)          (1,190,352)         (1,486,587)        (332,783)
                                         ----------          -----------         -----------       ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (931,711)          (1,043,555)         (1,417,018)        (277,701)

NET ASSETS:
   Beginning of year                      3,132,033            4,638,505           6,980,515        5,665,554
                                         ----------          -----------         -----------       ----------
   End of year                           $2,200,322          $ 3,594,950         $ 5,563,497       $5,387,853
                                         ==========          ===========         ===========       ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (32,226)         $   (55,679)        $   195,804       $  276,243
   Net realized gain (loss) on
     investments                           (400,719)                 158              (1,719)           1,714
   Capital gain distributions from
     mutual funds                                --                   --                  --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            572,997              489,258             (60,894)         154,493
                                         ----------          -----------         -----------       ----------
Increase (decrease) in net assets
  resulting from operations                 140,052              433,737             133,191          432,450
                                         ----------          -----------         -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            12,777               20,462               7,364               --
   Net transfers from (to) other
     Divisions or fixed rate option        (188,861)            (276,165)           (266,425)          34,022
   Mortality reserve transfers                   --                   --                  --               --
   Contract Withdrawals                    (298,272)            (499,867)           (655,880)          (2,917)
   Death Benefits                           (49,371)             (28,471)            (73,508)              --
   Annuity benefits                              --                   --                  --               --
                                         ----------          -----------         -----------       ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (523,727)            (784,041)           (988,449)          31,105
                                         ----------          -----------         -----------       ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (383,675)            (350,304)           (855,258)         463,555

NET ASSETS:
   Beginning of year                      3,515,708            4,988,809           7,835,773        5,201,999
                                         ----------          -----------         -----------       ----------
   End of year                           $3,132,033          $ 4,638,505         $ 6,980,515       $5,665,554
                                         ==========          ===========         ===========       ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                     ------------------------------------------------------------------------
                                     Evergreen VA                                             Fidelity VIP
                                       Strategic   Fidelity VIP Asset  Fidelity VIP Asset      Contrafund
                                     Income Fund - Manager Portfolio - Manager Portfolio - Portfolio - Service
                                        Class 1       Initial Class      Service Class 2         Class 2
                                     ------------- ------------------- ------------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)        $    (50)        $  1,455           $   13,687          $   (42,107)
   Net realized gain (loss) on
     investments                            937                3                7,866              322,388
   Capital gain distributions from
     mutual funds                            --               43                  388                  634
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (1,677)           1,336                1,428              186,753
                                       --------         --------           ----------          -----------
Increase (decrease) in net assets
  resulting from operations                (790)           2,837               23,369              467,668
                                       --------         --------           ----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            --               --                2,499               21,312
   Net transfers from (to) other
     Divisions or fixed rate option          --               --              (20,248)             415,545
   Mortality reserve transfers               --               --                   --                   --
   Contract Withdrawals                 (33,950)          (6,076)            (121,042)          (1,033,779)
   Death Benefits                            --          (17,298)              (1,837)             (26,929)
   Annuity benefits                          --               --                  (46)                 (52)
                                       --------         --------           ----------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (33,950)         (23,374)            (140,674)            (623,903)
                                       --------         --------           ----------          -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                         (34,740)         (20,537)            (117,305)            (156,235)

NET ASSETS:
   Beginning of year                     34,740          145,308            1,178,317            3,773,468
                                       --------         --------           ----------          -----------
   End of year                         $     --         $124,771           $1,061,012          $ 3,617,233
                                       ========         ========           ==========          ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)        $  1,457         $  1,481           $   13,003          $   (40,973)
   Net realized gain (loss) on
     investments                            134           (2,740)              (2,836)             149,966
   Capital gain distributions from
     mutual funds                           304               --                   --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          1,676            5,682               29,315              345,697
                                       --------         --------           ----------          -----------
Increase (decrease) in net assets
  resulting from operations               3,571            4,423               39,482              454,690
                                       --------         --------           ----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            --               --               29,151               21,797
   Net transfers from (to) other
     Divisions or fixed rate option      34,083            9,295              123,729              767,372
   Mortality reserve transfers               --               --                   --                   --
   Contract Withdrawals                  (2,914)          (8,495)            (114,458)            (654,273)
   Death Benefits                            --               --                 (769)                  --
   Annuity benefits                          --               --                   --                   --
                                       --------         --------           ----------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           31,169              800               37,653              134,896
                                       --------         --------           ----------          -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          34,740            5,223               77,135              589,586

NET ASSETS:
   Beginning of year                         --          140,085            1,101,182            3,183,882
                                       --------         --------           ----------          -----------
   End of year                         $ 34,740         $145,308           $1,178,317          $ 3,773,468
                                       ========         ========           ==========          ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                      Divisions
                                     --------------------------------------------------------------------------
                                     Fidelity VIP Equity-    Fidelity VIP    Fidelity VIP Index Fidelity VIP Mid
                                      Income Portfolio -  Growth Portfolio -  500 Portfolio -   Cap Portfolio -
                                       Service Class 2     Service Class 2     Initial Class    Service Class 2
                                     -------------------- ------------------ ------------------ ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)           $    6,706          $  (26,630)         $    289            $ (1)
   Net realized gain (loss) on
     investments                              56,343             (15,315)              710              13
   Capital gain distributions from
     mutual funds                            143,767                  --                --               4
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (63,556)            134,689             1,361              22
                                          ----------          ----------          --------            ----
Increase (decrease) in net assets
  resulting from operations                  143,260              92,744             2,360              38
                                          ----------          ----------          --------            ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             18,554              23,015                --              --
   Net transfers from (to) other
     Divisions or fixed rate option           25,009              (2,484)                6              (1)
   Mortality reserve transfers                    --                  --                --              --
   Contract Withdrawals                     (584,494)           (338,361)          (11,582)             --
   Death Benefits                            (32,408)               (386)               --              --
   Annuity benefits                              (48)                (45)               --             (56)
                                          ----------          ----------          --------            ----
Increase (decrease) in net assets
  resulting from principal
  transactions                              (573,387)           (318,261)          (11,576)            (57)
                                          ----------          ----------          --------            ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (430,127)           (225,517)           (9,216)            (19)

NET ASSETS:
   Beginning of year                       4,109,250           2,681,461            82,545             232
                                          ----------          ----------          --------            ----
   End of year                            $3,679,123          $2,455,944          $ 73,329            $213
                                          ==========          ==========          ========            ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)           $    6,279          $  (34,232)         $   (200)           $ --
   Net realized gain (loss) on
     investments                              36,031             (34,704)               85              --
   Capital gain distributions from
     mutual funds                             15,262                  --                --              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                             310,889             109,155             7,017              34
                                          ----------          ----------          --------            ----
Increase (decrease) in net assets
  resulting from operations                  368,461              40,219             6,902              34
                                          ----------          ----------          --------            ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             40,698              11,764                --             196
   Net transfers from (to) other
     Divisions or fixed rate option           84,413             (35,913)               (3)              2
   Mortality reserve transfers                    --                  --                --              --
   Contract Withdrawals                     (477,902)           (326,954)           (1,994)             --
   Death Benefits                             (1,597)             (1,344)               --              --
   Annuity benefits                               --                  --                --              --
                                          ----------          ----------          --------            ----
Increase (decrease) in net assets
  resulting from principal
  transactions                              (354,388)           (352,447)           (1,997)            198
                                          ----------          ----------          --------            ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                               14,073            (312,228)            4,905             232

NET ASSETS:
   Beginning of year                       4,095,177           2,993,689            77,640              --
                                          ----------          ----------          --------            ----
   End of year                            $4,109,250          $2,681,461          $ 82,545            $232
                                          ==========          ==========          ========            ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     -----------------------------------------------------------------------
                                                              Franklin
                                                             Templeton -       Franklin         Franklin
                                                           Franklin Small     Templeton -      Templeton -
                                         Fidelity VIP         Cap Value      Franklin U.S.    Mutual Shares
                                     Overseas Portfolio - Securities Fund - Government Fund Securities Fund -
                                        Initial Class          Class 2         - Class 2         Class 2
                                     -------------------- ----------------- --------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)            $  (237)             $  1             $  8             $  1
   Net realized gain (loss) on
     investments                            (1,030)                8               --                7
   Capital gain distributions from
     mutual funds                              175                 1               --                1
   Net change in unrealized
     appreciation (depreciation) of
     investments                             5,981                 7               (4)              11
                                           -------              ----             ----             ----
Increase (decrease) in net assets
  resulting from operations                  4,889                17                4               20
                                           -------              ----             ----             ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               --                --               --               --
   Net transfers from (to) other
     Divisions or fixed rate option             (2)               --               --               (1)
   Mortality reserve transfers                  --                --               --               --
   Contract Withdrawals                     (5,635)               --               --               --
   Death Benefits                               --                --               --               --
   Annuity benefits                             --               (52)             (45)             (50)
                                           -------              ----             ----             ----
Increase (decrease) in net assets
  resulting from principal
  transactions                              (5,637)              (52)             (45)             (51)
                                           -------              ----             ----             ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                               (748)              (35)             (41)             (31)

NET ASSETS:
   Beginning of year                        34,161               223              202              214
                                           -------              ----             ----             ----
   End of year                             $33,413              $188             $161             $183
                                           =======              ====             ====             ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)            $  (208)             $ --             $ --             $ --
   Net realized gain (loss) on
     investments                            (7,452)               --               --               --
   Capital gain distributions from
     mutual funds                               --                --               --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            10,075                26                6               18
                                           -------              ----             ----             ----
Increase (decrease) in net assets
  resulting from operations                  2,415                26                6               18
                                           -------              ----             ----             ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               --               196              196              196
   Net transfers from (to) other
     Divisions or fixed rate option          6,464                 1               --               --
   Mortality reserve transfers                  --                --               --               --
   Contract Withdrawals                     (5,411)               --               --               --
   Death Benefits                               --                --               --               --
   Annuity benefits                             --                --               --               --
                                           -------              ----             ----             ----
Increase (decrease) in net assets
  resulting from principal
  transactions                               1,053               197              196              196
                                           -------              ----             ----             ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                              3,468               223              202              214

NET ASSETS:
   Beginning of year                        30,693                --               --               --
                                           -------              ----             ----             ----
   End of year                             $34,161              $223             $202             $214
                                           =======              ====             ====             ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                  Divisions
                                     -------------------------------------------------------------------
                                          Franklin          Franklin                      Janus Aspen
                                        Templeton -       Templeton -                        Series
                                         Templeton      Templeton Global    Goldman      International
                                     Foreign Securities Asset Allocation Sachs Capital Growth Portfolio -
                                       Fund - Class 2    Fund - Class 2   Growth Fund    Service Shares
                                     ------------------ ---------------- ------------- ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $   (1,985)       $   49,510      $ (2,016)        $ (1,058)
   Net realized gain (loss) on
     investments                            (82,702)           33,384         2,880           29,530
   Capital gain distributions from
     mutual funds                                --                --            --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            226,933           (39,385)        1,238           85,400
                                         ----------        ----------      --------         --------
Increase (decrease) in net assets
  resulting from operations                 142,246            43,509         2,102          113,872
                                         ----------        ----------      --------         --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             2,151             1,391            --              966
   Net transfers from (to) other
     Divisions or fixed rate option         (77,167)          182,380             1           71,776
   Mortality reserve transfers                   --                --            --               --
   Contract Withdrawals                    (309,203)         (280,626)      (28,106)         (74,815)
   Death Benefits                           (54,254)          (30,273)           --               --
   Annuity benefits                             (51)               --            --              (60)
                                         ----------        ----------      --------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (438,524)         (127,128)      (28,105)          (2,133)
                                         ----------        ----------      --------         --------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (296,278)          (83,619)      (26,003)         111,739

NET ASSETS:
   Beginning of year                      1,924,799         2,081,861       180,833          394,179
                                         ----------        ----------      --------         --------
   End of year                           $1,628,521        $1,998,242      $154,830         $505,918
                                         ==========        ==========      ========         ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $   (4,649)       $   27,705      $ (1,155)        $ (1,638)
   Net realized gain (loss) on
     investments                            (70,138)           (3,029)          691           (1,300)
   Capital gain distributions from
     mutual funds                                --                --            --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            358,489           235,009        13,460           61,235
                                         ----------        ----------      --------         --------
Increase (decrease) in net assets
  resulting from operations                 283,702           259,685        12,996           58,297
                                         ----------        ----------      --------         --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             9,539             3,805            --            6,856
   Net transfers from (to) other
     Divisions or fixed rate option          19,546            74,931            (2)          29,238
   Mortality reserve transfers                   --                --            --               --
   Contract Withdrawals                     (90,787)         (130,220)      (15,124)         (17,081)
   Death Benefits                                --           (41,117)           --               --
   Annuity benefits                              --                --            --               --
                                         ----------        ----------      --------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (61,702)          (92,601)      (15,126)          19,013
                                         ----------        ----------      --------         --------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             222,000           167,084        (2,130)          77,310

NET ASSETS:
   Beginning of year                      1,702,799         1,914,777       182,963          316,869
                                         ----------        ----------      --------         --------
   End of year                           $1,924,799        $2,081,861      $180,833         $394,179
                                         ==========        ==========      ========         ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                 Divisions
                                     ----------------------------------------------------------------
                                        Janus Aspen        Janus Aspen
                                       Series Mid Cap    Series Worldwide  JPMorgan Mid JPMorgan Small
                                     Growth Portfolio - Growth Portfolio -  Cap Value      Company
                                       Service Shares     Service Shares    Portfolio     Portfolio
                                     ------------------ ------------------ ------------ --------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (12,273)        $  (1,466)         $ --       $  (6,179)
   Net realized gain (loss) on
     investments                             31,767              (919)            8          29,865
   Capital gain distributions from
     mutual funds                                --                --             3          59,828
   Net change in unrealized
     appreciation (depreciation) of
     investments                             67,435            17,138             8         (76,618)
                                         ----------         ---------          ----       ---------
Increase (decrease) in net assets
  resulting from operations                  86,929            14,753            19           6,896
                                         ----------         ---------          ----       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             1,377               925            --             237
   Net transfers from (to) other
     Divisions or fixed rate option          (7,013)          (21,435)           --         100,893
   Mortality reserve transfers                   --                --            --              --
   Contract Withdrawals                    (208,645)         (198,746)           --        (113,263)
   Death Benefits                              (625)          (14,018)           --          (1,109)
   Annuity benefits                             (51)              (47)          (52)            (51)
                                         ----------         ---------          ----       ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (214,957)         (233,321)          (52)        (13,293)
                                         ----------         ---------          ----       ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (128,028)         (218,568)          (33)         (6,397)

NET ASSETS:
   Beginning of year                      1,006,079           740,865           220         448,652
                                         ----------         ---------          ----       ---------
   End of year                           $  878,051         $ 522,297          $187       $ 442,255
                                         ==========         =========          ====       =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (12,536)        $  (3,405)         $ --       $  (4,681)
   Net realized gain (loss) on
     investments                            (32,776)          (18,224)           --           6,197
   Capital gain distributions from
     mutual funds                                --                --            --              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            208,319            41,652            24          86,229
                                         ----------         ---------          ----       ---------
Increase (decrease) in net assets
  resulting from operations                 163,007            20,023            24          87,745
                                         ----------         ---------          ----       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             5,267             4,822           196           4,196
   Net transfers from (to) other
     Divisions or fixed rate option          64,009           (28,772)           --          88,888
   Mortality reserve transfers                   --                --            --              --
   Contract Withdrawals                    (111,560)          (55,124)           --         (24,021)
   Death Benefits                              (744)           (3,331)           --              --
   Annuity benefits                              --                --            --              --
                                         ----------         ---------          ----       ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (43,028)          (82,405)          196          69,063
                                         ----------         ---------          ----       ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             119,979           (62,382)          220         156,808

NET ASSETS:
   Beginning of year                        886,100           803,247            --         291,844
                                         ----------         ---------          ----       ---------
   End of year                           $1,006,079         $ 740,865          $220       $ 448,652
                                         ==========         =========          ====       =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                Divisions
                                     --------------------------------------------------------------
                                                  MFS VIT Capital      MFS VIT
                                                   Opportunities   Emerging Growth    MFS VIT New
                                     LEVCO Equity Series - Initial Series - Initial Discovery Series
                                      Value Fund       Class            Class       - Initial Class
                                     ------------ ---------------- ---------------- ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)        $   (215)     $   (9,194)     $   (67,613)      $  (9,579)
   Net realized gain (loss) on
     investments                          8,099          28,014       (1,281,203)         10,502
   Capital gain distributions from
     mutual funds                           695              --               --              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (3,229)        (22,187)       1,679,959          19,552
                                       --------      ----------      -----------       ---------
Increase (decrease) in net assets
  resulting from operations               5,350          (3,367)         331,143          20,475
                                       --------      ----------      -----------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            --          15,569           14,094          20,634
   Net transfers from (to) other
     Divisions or fixed rate option     (29,515)        (47,723)        (275,972)        (35,107)
   Mortality reserve transfers               --              --               --              --
   Contract Withdrawals                      --        (249,091)      (1,138,294)       (119,345)
   Death Benefits                            --            (310)         (47,762)           (907)
   Annuity benefits                          --             (47)             (47)            (45)
                                       --------      ----------      -----------       ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (29,515)       (281,602)      (1,447,981)       (134,770)
                                       --------      ----------      -----------       ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                         (24,165)       (284,969)      (1,116,838)       (114,295)

NET ASSETS:
   Beginning of year                     65,653       1,756,899        5,764,813         801,201
                                       --------      ----------      -----------       ---------
   End of year                         $ 41,488      $1,471,930      $ 4,647,975       $ 686,906
                                       ========      ==========      ===========       =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)        $    685      $  (16,797)     $   (77,519)      $ (10,557)
   Net realized gain (loss) on
     investments                          1,755         (67,425)      (1,252,825)         12,906
   Capital gain distributions from
     mutual funds                            --              --               --              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          5,063         259,859        1,938,688          33,574
                                       --------      ----------      -----------       ---------
Increase (decrease) in net assets
  resulting from operations               7,503         175,637          608,344          35,923
                                       --------      ----------      -----------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            --          60,013           33,745           7,918
   Net transfers from (to) other
     Divisions or fixed rate option      34,380         (70,958)        (253,664)         31,020
   Mortality reserve transfers               --              --               --              --
   Contract Withdrawals                 (10,982)       (179,029)        (598,165)        (96,489)
   Death Benefits                            --          (3,132)         (51,117)             --
   Annuity benefits                          --              --               --              --
                                       --------      ----------      -----------       ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                           23,398        (193,106)        (869,201)        (57,551)
                                       --------      ----------      -----------       ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          30,901         (17,469)        (260,857)        (21,628)

NET ASSETS:
   Beginning of year                     34,752       1,774,368        6,025,670         822,829
                                       --------      ----------      -----------       ---------
   End of year                         $ 65,653      $1,756,899      $ 5,764,813       $ 801,201
                                       ========      ==========      ===========       =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                   Divisions
                                     ---------------------------------------------------------------------
                                          MFS VIT       Navellier    Neuberger Berman    Neuberger Berman
                                     Research Series -   Growth        AMT Balanced     AMT Mid-Cap Growth
                                       Initial Class    Portfolio   Portfolio - Class I Portfolio - Class I
                                     ----------------- -----------  ------------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (8,300)    $        --        $   (51)           $ (11,113)
   Net realized gain (loss) on
     investments                            16,614              --            156               15,882
   Capital gain distributions from
     mutual funds                               --              --             --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            47,955              --            503               88,596
                                         ---------     -----------        -------            ---------
Increase (decrease) in net assets
  resulting from operations                 56,269              --            608               93,365
                                         ---------     -----------        -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            1,225              --             --                1,222
   Net transfers from (to) other
     Divisions or fixed rate option         45,542              --             (1)              56,891
   Mortality reserve transfers                  --              --             --                   --
   Contract Withdrawals                   (117,589)             --         (2,613)            (113,781)
   Death Benefits                             (712)             --             --                   --
   Annuity benefits                            (48)             --             --                  (49)
                                         ---------     -----------        -------            ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (71,582)             --         (2,614)             (55,717)
                                         ---------     -----------        -------            ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (15,313)             --         (2,006)              37,648

NET ASSETS:
   Beginning of year                       975,350              --         10,790              835,704
                                         ---------     -----------        -------            ---------
   End of year                           $ 960,037     $        --        $ 8,784            $ 873,352
                                         =========     ===========        =======            =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (2,626)    $    (3,216)       $  (117)           $ (10,403)
   Net realized gain (loss) on
     investments                             7,743           4,886         (1,651)              (3,554)
   Capital gain distributions from
     mutual funds                               --              --             --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           120,870        (154,825)         1,868              123,841
                                         ---------     -----------        -------            ---------
Increase (decrease) in net assets
  resulting from operations                125,987        (153,155)           100              109,884
                                         ---------     -----------        -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           55,543         (15,000)            --                3,752
   Net transfers from (to) other
     Divisions or fixed rate option          8,179      (1,672,837)         6,220               44,455
   Mortality reserve transfers                  --              --             --                   --
   Contract Withdrawals                   (159,557)       (707,190)        (5,567)             (68,759)
   Death Benefits                               --              --             --               (1,021)
   Annuity benefits                             --              --             --                   --
                                         ---------     -----------        -------            ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (95,835)     (2,395,027)           653              (21,573)
                                         ---------     -----------        -------            ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             30,152      (2,548,182)           753               88,311

NET ASSETS:
   Beginning of year                       945,198       2,548,182         10,037              747,393
                                         ---------     -----------        -------            ---------
   End of year                           $ 975,350     $        --        $10,790            $ 835,704
                                         =========     ===========        =======            =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     ----------------------------------------------------------------------
                                                          Oppenheimer      Oppenheimer      PIMCO VIT Real
                                      Neuberger Berman      Balanced    Global Securities Return Portfolio -
                                        AMT Partners     Fund/VA - Non-  Fund/VA - Non-     Administrative
                                     Portfolio - Class I Service Shares  Service Shares         Class
                                     ------------------- -------------- ----------------- ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)            $    (6)           $  3            $  2            $   62,235
   Net realized gain (loss) on
     investments                               442               3              10               163,649
   Capital gain distributions from
     mutual funds                               --               8              --                44,773
   Net change in unrealized
     appreciation (depreciation) of
     investments                              (329)             (7)             16              (239,233)
                                           -------            ----            ----            ----------
Increase (decrease) in net assets
  resulting from operations                    107               7              28                31,424
                                           -------            ----            ----            ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               --              --              --                15,938
   Net transfers from (to) other
     Divisions or fixed rate option             --              --              --                67,795
   Mortality reserve transfers                  --              --              --                    --
   Contract Withdrawals                     (3,037)             --              --              (680,895)
   Death Benefits                               --              --              --               (10,080)
   Annuity benefits                             --             (47)            (52)                  (46)
                                           -------            ----            ----            ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (3,037)            (47)            (52)             (607,288)
                                           -------            ----            ----            ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (2,930)            (40)            (24)             (575,864)

NET ASSETS:
   Beginning of year                         2,930             213             226             4,666,778
                                           -------            ----            ----            ----------
   End of year                             $    --            $173            $202            $4,090,914
                                           =======            ====            ====            ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)            $  (103)           $ --            $ --            $  (17,710)
   Net realized gain (loss) on
     investments                              (568)             --              --               129,255
   Capital gain distributions from
     mutual funds                               --              --              --               144,823
   Net change in unrealized
     appreciation (depreciation) of
     investments                               329              17              30                80,451
                                           -------            ----            ----            ----------
Increase (decrease) in net assets
  resulting from operations                   (342)             17              30               336,819
                                           -------            ----            ----            ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               --             196             196                32,409
   Net transfers from (to) other
     Divisions or fixed rate option          4,774              --              --               (96,115)
   Mortality reserve transfers                  --              --              --                    --
   Contract Withdrawals                     (4,012)             --              --              (455,189)
   Death Benefits                               --              --              --                (5,678)
   Annuity benefits                             --              --              --                    --
                                           -------            ----            ----            ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                                 762             196             196              (524,573)
                                           -------            ----            ----            ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                420             213             226              (187,754)

NET ASSETS:
   Beginning of year                         2,510              --              --             4,854,532
                                           -------            ----            ----            ----------
   End of year                             $ 2,930            $213            $226            $4,666,778
                                           =======            ====            ====            ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     ----------------------------------------------------------------------
                                     PIMCO VIT Short-  PIMCO VIT Total
                                     Term Portfolio - Return Portfolio -  Pioneer Fund     Pioneer Growth
                                      Administrative    Administrative   VCT Portfolio -  Opportunities VCT
                                          Class             Class            Class I     Portfolio - Class I
                                     ---------------- ------------------ --------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)         $   17,629        $   81,497       $     (771)       $  (36,751)
   Net realized gain (loss) on
     investments                               792            40,005           18,573            35,690
   Capital gain distributions from
     mutual funds                               --            60,192               --                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (4,539)         (137,226)          64,976           126,850
                                        ----------        ----------       ----------        ----------
Increase (decrease) in net assets
  resulting from operations                 13,882            44,468           82,778           125,789
                                        ----------        ----------       ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              767            27,517              194             5,519
   Net transfers from (to) other
     Divisions or fixed rate option         79,275           155,571          (72,686)         (100,650)
   Mortality reserve transfers                  --                --               --                --
   Contract Withdrawals                   (137,142)         (627,565)        (433,382)         (781,416)
   Death Benefits                               --           (96,907)          (9,699)          (16,498)
   Annuity benefits                            (43)              (45)              --                --
                                        ----------        ----------       ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (57,143)         (541,429)        (515,573)         (893,045)
                                        ----------        ----------       ----------        ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (43,261)         (496,961)        (432,795)         (767,256)

NET ASSETS:
   Beginning of year                     1,271,948         4,249,925        2,128,595         3,232,917
                                        ----------        ----------       ----------        ----------
   End of year                          $1,228,687        $3,752,964       $1,695,800        $2,465,661
                                        ==========        ==========       ==========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)         $   (1,134)       $   23,489       $   (1,643)       $   (2,523)
   Net realized gain (loss) on
     investments                             1,313            28,130              577             1,948
   Capital gain distributions from
     mutual funds                            2,919            60,899               --                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (3,845)           36,308           46,566            89,728
                                        ----------        ----------       ----------        ----------
Increase (decrease) in net assets
  resulting from operations                   (747)          148,826           45,500            89,153
                                        ----------        ----------       ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            7,902             9,654               13               228
   Net transfers from (to) other
     Divisions or fixed rate option          8,093          (220,785)       2,115,069         3,275,149
   Mortality reserve transfers                  --                --               --                --
   Contract Withdrawals                   (101,707)         (411,225)         (31,987)         (131,613)
   Death Benefits                           (4,580)             (455)              --                --
   Annuity benefits                             --                --               --                --
                                        ----------        ----------       ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (90,292)         (622,811)       2,083,095         3,143,764
                                        ----------        ----------       ----------        ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (91,039)         (473,985)       2,128,595         3,232,917

NET ASSETS:
   Beginning of year                     1,362,987         4,723,910               --                --
                                        ----------        ----------       ----------        ----------
   End of year                          $1,271,948        $4,249,925       $2,128,595        $3,232,917
                                        ==========        ==========       ==========        ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                  Divisions
                                     ------------------------------------------------------------------
                                                          Putnam VT        Putnam VT
                                         Putnam VT       Growth and   International Growth
                                     Diversified Income Income Fund -  and Income Fund -   Royce Small-
                                      Fund - Class IB     Class IB          Class IB       Cap Portfolio
                                     ------------------ ------------- -------------------- -------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)             $ 15         $    6,832         $ (3,752)       $   (5,112)
   Net realized gain (loss) on
     investments                               1             32,534           26,180             5,689
   Capital gain distributions from
     mutual funds                             --                 --               --            15,842
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (10)            61,141           72,803            85,992
                                            ----         ----------         --------        ----------
Increase (decrease) in net assets
  resulting from operations                    6            100,507           95,231           102,411
                                            ----         ----------         --------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             --             32,270            8,335            60,388
   Net transfers from (to) other
     Divisions or fixed rate option           (1)            (9,793)         119,069           313,477
   Mortality reserve transfers                --                 --               --                --
   Contract Withdrawals                       --           (287,051)         (73,220)          (12,754)
   Death Benefits                             --            (19,741)              --                --
   Annuity benefits                          (46)               (46)             (51)               --
                                            ----         ----------         --------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                               (47)          (284,361)          54,133           361,111
                                            ----         ----------         --------        ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                              (41)          (183,854)         149,364           463,522

NET ASSETS:
   Beginning of year                         211          2,888,790          712,882         1,050,523
                                            ----         ----------         --------        ----------
   End of year                              $170         $2,704,936         $862,246        $1,514,045
                                            ====         ==========         ========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)             $ --         $    5,848         $ (1,068)       $   (3,369)
   Net realized gain (loss) on
     investments                              --             18,863           14,845               294
   Capital gain distributions from
     mutual funds                             --                 --               --            52,046
   Net change in unrealized
     appreciation (depreciation) of
     investments                              15            233,451           98,000           144,211
                                            ----         ----------         --------        ----------
Increase (decrease) in net assets
  resulting from operations                   15            258,162          111,777           193,182
                                            ----         ----------         --------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            196             18,323              656           103,087
   Net transfers from (to) other
     Divisions or fixed rate option           --            144,397          107,884            72,472
   Mortality reserve transfers                --                 --               --                --
   Contract Withdrawals                       --           (269,447)         (41,616)               --
   Death Benefits                             --             (4,843)          (3,918)               --
   Annuity benefits                           --                 --               --                --
                                            ----         ----------         --------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                               196           (111,570)          63,006           175,559
                                            ----         ----------         --------        ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                              211            146,592          174,783           368,741

NET ASSETS:
   Beginning of year                          --          2,742,198          538,099           681,782
                                            ----         ----------         --------        ----------
   End of year                              $211         $2,888,790         $712,882        $1,050,523
                                            ====         ==========         ========        ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                  Divisions
                                     ------------------------------------------------------------------
                                                   Safeco RST                           SunAmerica -
                                     Safeco RST      Growth        SunAmerica -          SunAmerica
                                     Core Equity  Opportunities  Aggressive Growth  Balanced Portfolio -
                                      Portfolio     Portfolio   Portfolio - Class 1       Class 1
                                     -----------  ------------- ------------------- --------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)      $        --   $        --         $ (1)                $  4
   Net realized gain (loss) on
     investments                              --            --            7                    1
   Capital gain distributions from
     mutual funds                             --            --           --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                              --            --           11                   (2)
                                     -----------   -----------         ----                 ----
Increase (decrease) in net assets
  resulting from operations                   --            --           17                    3
                                     -----------   -----------         ----                 ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             --            --           --                   --
   Net transfers from (to) other
     Divisions or fixed rate option           --            --           --                   --
   Mortality reserve transfers                --            --           --                   --
   Contract Withdrawals                       --            --           --                   --
   Death Benefits                             --            --           --                   --
   Annuity benefits                           --            --          (49)                 (45)
                                     -----------   -----------         ----                 ----
Increase (decrease) in net assets
  resulting from principal
  transactions                                --            --          (49)                 (45)
                                     -----------   -----------         ----                 ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                               --            --          (32)                 (42)

NET ASSETS:
   Beginning of year                          --            --          216                  207
                                     -----------   -----------         ----                 ----
   End of year                       $        --   $        --         $184                 $165
                                     ===========   ===========         ====                 ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)      $    (5,505)  $   (41,421)        $ --                 $  3
   Net realized gain (loss) on
     investments                        (509,440)      395,115           --                   --
   Capital gain distributions from
     mutual funds                             --            --           --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         598,234       164,765           19                    8
                                     -----------   -----------         ----                 ----
Increase (decrease) in net assets
  resulting from operations               83,289       518,459           19                   11
                                     -----------   -----------         ----                 ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments          1,026        11,947          196                  196
   Net transfers from (to) other
     Divisions or fixed rate option   (2,210,761)   (3,413,211)           1                   --
   Mortality reserve transfers                --            --           --                   --
   Contract Withdrawals                 (164,448)     (378,844)          --                   --
   Death Benefits                        (48,093)      (15,452)          --                   --
   Annuity benefits                           --            --           --                   --
                                     -----------   -----------         ----                 ----
Increase (decrease) in net assets
  resulting from principal
  transactions                        (2,422,276)   (3,795,560)         197                  196
                                     -----------   -----------         ----                 ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                       (2,338,987)   (3,277,101)         216                  207

NET ASSETS:
   Beginning of year                   2,338,987     3,277,101           --                   --
                                     -----------   -----------         ----                 ----
   End of year                       $        --   $        --         $216                 $207
                                     ===========   ===========         ====                 ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                       Divisions
                                     ----------------------------------------------------------------------------
                                        UIF Core Plus       UIF Emerging         UIF Equity      UIF Global Value
                                        Fixed Income       Markets Equity    Growth Portfolio - Equity Portfolio -
                                     Portfolio - Class I Portfolio - Class I      Class I            Class I
                                     ------------------- ------------------- ------------------ ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $    59,463         $  (21,624)        $   (85,967)       $   (21,762)
   Net realized gain (loss) on
     investments                              60,104            (19,871)         (1,126,271)           152,236
   Capital gain distributions from
     mutual funds                             20,915                 --                  --             36,804
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (58,971)           646,053           2,377,592             36,941
                                         -----------         ----------         -----------        -----------
Increase (decrease) in net assets
  resulting from operations                   81,511            604,558           1,165,354            204,219
                                         -----------         ----------         -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                963              1,606              13,084              8,904
   Net transfers from (to) other
     Divisions or fixed rate option          127,396             57,638            (343,861)            (7,631)
   Mortality reserve transfers                    --                 --                  --                 --
   Contract Withdrawals                   (1,015,620)          (347,304)         (2,471,587)        (1,399,010)
   Death Benefits                            (79,780)           (36,716)           (333,964)           (34,469)
   Annuity benefits                               --             (3,868)                (48)            (3,184)
                                         -----------         ----------         -----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (967,041)          (328,644)         (3,136,376)        (1,435,390)
                                         -----------         ----------         -----------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (885,530)           275,914          (1,971,022)        (1,231,171)

NET ASSETS:
   Beginning of year                       3,478,305          2,167,044          11,139,195          6,156,289
                                         -----------         ----------         -----------        -----------
   End of year                           $ 2,592,775         $2,442,958         $ 9,168,173        $ 4,925,118
                                         ===========         ==========         ===========        ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $    82,792         $  (14,065)        $  (136,522)       $   (39,619)
   Net realized gain (loss) on
     investments                              87,310           (189,676)           (733,228)            (9,056)
   Capital gain distributions from
     mutual funds                              8,025                 --                  --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (76,010)           583,694           1,524,246            726,815
                                         -----------         ----------         -----------        -----------
Increase (decrease) in net assets
  resulting from operations                  102,117            379,953             654,496            678,140
                                         -----------         ----------         -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              2,100              8,729              14,051              3,138
   Net transfers from (to) other
     Divisions or fixed rate option           13,401            110,698             164,884            111,658
   Mortality reserve transfers                    --                 --                  --                 --
   Contract Withdrawals                     (432,403)          (173,355)         (1,369,079)          (833,544)
   Death Benefits                            (67,904)           (27,331)           (195,293)          (164,777)
   Annuity benefits                               --             (2,732)                 --             (2,861)
                                         -----------         ----------         -----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (484,806)           (83,991)         (1,385,437)          (886,386)
                                         -----------         ----------         -----------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (382,689)           295,962            (730,941)          (208,246)

NET ASSETS:
   Beginning of year                       3,860,994          1,871,082          11,870,136          6,364,535
                                         -----------         ----------         -----------        -----------
   End of year                           $ 3,478,305         $2,167,044         $11,139,195        $ 6,156,289
                                         ===========         ==========         ===========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                     ------------------------------------------------------------------------
                                      UIF High Yield   UIF International  UIF U.S. Mid Cap    UIF U.S. Real
                                     Portfolio - Class Magnum Portfolio - Value Portfolio - Estate Portfolio -
                                             I              Class I            Class I           Class I
                                     ----------------- ------------------ ----------------- ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)         $   303,251        $   (7,227)       $  (134,330)      $    (7,879)
   Net realized gain (loss) on
     investments                           (419,333)           57,675            465,924           848,412
   Capital gain distributions from
     mutual funds                                --                --            175,244           116,980
   Net change in unrealized
     appreciation (depreciation) of
     investments                             86,081           244,115            721,412          (351,153)
                                        -----------        ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from operations                 (30,001)          294,563          1,228,250           606,360
                                        -----------        ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             2,283             2,171             18,911            18,906
   Net transfers from (to) other
     Divisions or fixed rate option        (161,314)         (118,919)           (20,474)          106,677
   Mortality reserve transfers                   --                --                 --                --
   Contract Withdrawals                  (1,036,385)         (705,418)        (3,152,820)       (1,521,765)
   Death Benefits                          (186,580)          (63,832)          (337,126)          (86,139)
   Annuity benefits                             (45)           (2,600)            (3,939)               --
                                        -----------        ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,382,041)         (888,598)        (3,495,448)       (1,482,321)
                                        -----------        ----------        -----------       -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (1,412,042)         (594,035)        (2,267,198)         (875,961)

NET ASSETS:
   Beginning of year                      5,851,395         3,962,697         13,774,539         4,909,743
                                        -----------        ----------        -----------       -----------
   End of year                          $ 4,439,353        $3,368,662        $11,507,341       $ 4,033,782
                                        ===========        ==========        ===========       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)         $   299,146        $   56,967        $  (181,019)      $    11,220
   Net realized gain (loss) on
     investments                           (789,593)         (143,292)           109,158           280,784
   Capital gain distributions from
     mutual funds                                --                --                 --            83,200
   Net change in unrealized
     appreciation (depreciation) of
     investments                            958,453           642,320          1,684,873           940,983
                                        -----------        ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from operations                 468,006           555,995          1,613,012         1,316,187
                                        -----------        ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             3,329               819             15,592             7,630
   Net transfers from (to) other
     Divisions or fixed rate option         (93,959)          (33,117)           432,778           193,292
   Mortality reserve transfers                   --                --                 --                --
   Contract Withdrawals                  (1,002,219)         (471,044)        (1,559,284)         (558,763)
   Death Benefits                          (252,949)          (55,270)          (286,178)          (72,679)
   Annuity benefits                              --            (2,203)            (3,300)               --
                                        -----------        ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,345,798)         (560,815)        (1,400,392)         (430,520)
                                        -----------        ----------        -----------       -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (877,792)           (4,820)           212,620           885,667

NET ASSETS:
   Beginning of year                      6,729,187         3,967,517         13,561,919         4,024,076
                                        -----------        ----------        -----------       -----------
   End of year                          $ 5,851,395        $3,962,697        $13,774,539       $ 4,909,743
                                        ===========        ==========        ===========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                     -------------------------------------------------------------------------
                                                         VALIC Company I - VALIC Company I - VALIC Company I -
                                          UIF Value      Blue Chip Growth   Health Sciences   Income & Growth
                                     Portfolio - Class I       Fund              Fund              Fund
                                     ------------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $    (7,743)        $   (310)         $   (256)          $   784
   Net realized gain (loss) on
     investments                             663,947            4,505               471                16
   Capital gain distributions from
     mutual funds                            565,443               --             3,122                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (949,252)           4,749             4,773             1,344
                                         -----------         --------          --------           -------
Increase (decrease) in net assets
  resulting from operations                  272,395            8,944             8,110             2,144
                                         -----------         --------          --------           -------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              3,075               --                --                --
   Net transfers from (to) other
     Divisions or fixed rate option          (11,576)          64,086            18,354                --
   Mortality reserve transfers                    --               --                --                --
   Contract Withdrawals                   (2,548,563)         (42,874)          (21,974)               --
   Death Benefits                           (136,724)              --                --                --
   Annuity benefits                           (3,367)              --                --                --
                                         -----------         --------          --------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (2,697,155)          21,212            (3,620)               --
                                         -----------         --------          --------           -------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           (2,424,760)          30,156             4,490             2,144

NET ASSETS:
   Beginning of year                      11,730,389           92,226            71,393            51,761
                                         -----------         --------          --------           -------
   End of year                           $ 9,305,629         $122,382          $ 75,883           $53,905
                                         ===========         ========          ========           =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $   (46,603)        $    140          $   (100)          $   423
   Net realized gain (loss) on
     investments                             448,435                2                (3)                1
   Capital gain distributions from
     mutual funds                            356,932               --             3,173                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                             951,990            6,870               828             3,841
                                         -----------         --------          --------           -------
Increase (decrease) in net assets
  resulting from operations                1,710,754            7,012             3,898             4,265
                                         -----------         --------          --------           -------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              1,919               --                --                --
   Net transfers from (to) other
     Divisions or fixed rate option          296,387           85,214            67,495            47,496
   Mortality reserve transfers                    --               --                --                --
   Contract Withdrawals                   (1,555,488)              --                --                --
   Death Benefits                           (194,938)              --                --                --
   Annuity benefits                           (3,016)              --                --                --
                                         -----------         --------          --------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (1,455,136)          85,214            67,495            47,496
                                         -----------         --------          --------           -------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                              255,618           92,226            71,393            51,761

NET ASSETS:
   Beginning of year                      11,474,771               --                --                --
                                         -----------         --------          --------           -------
   End of year                           $11,730,389         $ 92,226          $ 71,393           $51,761
                                         ===========         ========          ========           =======

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     ----------------------------------------------------------------------
                                     VALIC Company I - VALIC Company I - VALIC Company I - VALIC Company I -
                                       International     Mid Cap Index    Money Market I   Nasdaq-100 Index
                                       Equities Fund         Fund              Fund              Fund
                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)         $    6,532        $   (17,096)      $   160,454        $  (7,626)
   Net realized gain (loss) on
     investments                           (53,177)           244,010                --          125,250
   Capital gain distributions from
     mutual funds                               --            225,459                --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           194,589            167,894                --         (118,454)
                                        ----------        -----------       -----------        ---------
Increase (decrease) in net assets
  resulting from operations                147,944            620,267           160,454             (830)
                                        ----------        -----------       -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           16,843             19,977            75,371           10,060
   Net transfers from (to) other
     Divisions or fixed rate option        143,650             49,591           (60,205)        (141,843)
   Mortality reserve transfers                  --                 --                --               --
   Contract Withdrawals                   (201,132)        (1,160,455)       (1,089,053)        (107,195)
   Death Benefits                               --           (122,979)          (30,305)              --
   Annuity benefits                            (51)               (50)               --              (44)
                                        ----------        -----------       -----------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (40,690)        (1,213,916)       (1,104,192)        (239,022)
                                        ----------        -----------       -----------        ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            107,254           (593,649)         (943,738)        (239,852)

NET ASSETS:
   Beginning of year                     1,028,440          6,602,276         8,702,249          838,935
                                        ----------        -----------       -----------        ---------
   End of year                          $1,135,694        $ 6,008,627       $ 7,758,511        $ 599,083
                                        ==========        ===========       ===========        =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)         $    2,068        $   (29,983)      $     3,703        $  (6,936)
   Net realized gain (loss) on
     investments                          (144,426)            52,953                --           38,833
   Capital gain distributions from
     mutual funds                               --            111,823                --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           287,798            728,445                --           27,151
                                        ----------        -----------       -----------        ---------
Increase (decrease) in net assets
  resulting from operations                145,440            863,238             3,703           59,048
                                        ----------        -----------       -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            1,320             30,106            30,547           38,691
   Net transfers from (to) other
     Divisions or fixed rate option         99,461             55,620           700,738         (181,427)
   Mortality reserve transfers                  --                 --                --               --
   Contract Withdrawals                   (104,810)          (802,167)       (1,336,219)         (61,397)
   Death Benefits                               --            (34,450)         (108,077)          (1,882)
   Annuity benefits                             --                 --                --               --
                                        ----------        -----------       -----------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (4,029)          (750,891)         (713,011)        (206,015)
                                        ----------        -----------       -----------        ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            141,411            112,347          (709,308)        (146,967)

NET ASSETS:
   Beginning of year                       887,029          6,489,929         9,411,557          985,902
                                        ----------        -----------       -----------        ---------
   End of year                          $1,028,440        $ 6,602,276       $ 8,702,249        $ 838,935
                                        ==========        ===========       ===========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     ----------------------------------------------------------------------
                                     VALIC Company I - VALIC Company I - VALIC Company I -
                                         Science &      Small Cap Index  Social Awareness  VALIC Company I -
                                      Technology Fund        Fund              Fund        Stock Index Fund
                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (6,117)       $   (3,421)         $  (10)         $    16,230
   Net realized gain (loss) on
     investments                           (25,685)          133,626              (8)            (809,431)
   Capital gain distributions from
     mutual funds                               --            29,929              --              145,319
   Net change in unrealized
     appreciation (depreciation) of
     investments                            34,555          (143,941)             87              865,442
                                         ---------        ----------          ------          -----------
Increase (decrease) in net assets
  resulting from operations                  2,753            16,193              69              217,560
                                         ---------        ----------          ------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            3,378             1,463              --               58,802
   Net transfers from (to) other
     Divisions or fixed rate option        (19,289)          (45,082)             --             (324,886)
   Mortality reserve transfers                  --                --              --                   --
   Contract Withdrawals                   (119,385)          (60,971)             (2)          (1,778,312)
   Death Benefits                               --                --              --             (127,362)
   Annuity benefits                            (43)              (47)             --                  (46)
                                         ---------        ----------          ------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (135,339)         (104,637)             (2)          (2,171,804)
                                         ---------        ----------          ------          -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           (132,586)          (88,444)             67           (1,954,244)

NET ASSETS:
   Beginning of year                       540,075         1,056,366           2,810            8,922,422
                                         ---------        ----------          ------          -----------
   End of year                           $ 407,489        $  967,922          $2,877          $ 6,968,178
                                         =========        ==========          ======          ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (6,941)       $   (4,484)         $   (8)         $    23,546
   Net realized gain (loss) on
     investments                           (38,161)           56,854             (16)            (553,113)
   Capital gain distributions from
     mutual funds                               --                --              --              121,388
   Net change in unrealized
     appreciation (depreciation) of
     investments                            40,937            83,276             254            1,168,404
                                         ---------        ----------          ------          -----------
Increase (decrease) in net assets
  resulting from operations                 (4,165)          135,646             230              760,225
                                         ---------        ----------          ------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           38,524             6,696              --              134,670
   Net transfers from (to) other
     Divisions or fixed rate option          4,695           216,134              (2)              29,994
   Mortality reserve transfers                  --                --              --                   --
   Contract Withdrawals                    (39,937)          (61,861)             (2)            (980,085)
   Death Benefits                               --            (3,717)             --              (95,209)
   Annuity benefits                             --                --              --                   --
                                         ---------        ----------          ------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                               3,282           157,252              (4)            (910,630)
                                         ---------        ----------          ------          -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                               (883)          292,898             226             (150,405)

NET ASSETS:
   Beginning of year                       540,958           763,468           2,584            9,072,827
                                         ---------        ----------          ------          -----------
   End of year                           $ 540,075        $1,056,366          $2,810          $ 8,922,422
                                         =========        ==========          ======          ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                Divisions
                                     ---------------------------------------------------------------
                                                     Van Kampen                     Van Kampen LIT
                                      Van Kampen   Corporate Bond   Van Kampen      Emerging Growth
                                     Comstock Fund      Fund      High Yield Fund Portfolio - Class I
                                     ------------- -------------- --------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)       $    55,447     $ 12,126      $  395,533        $  (167,380)
   Net realized gain (loss) on
     investments                          111,736          (50)       (765,278)        (2,739,674)
   Capital gain distributions from
     mutual funds                         320,758           --              --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (311,686)      (6,896)        396,974          3,730,049
                                      -----------     --------      ----------        -----------
Increase (decrease) in net assets
  resulting from operations               176,255        5,180          27,229            822,995
                                      -----------     --------      ----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              --           --           1,784             15,677
   Net transfers from (to) other
     Divisions or fixed rate option           (66)      (3,409)            136           (963,783)
   Mortality reserve transfers                 --           --         (38,814)                --
   Contract Withdrawals                (1,236,712)      (4,737)       (279,704)        (2,806,917)
   Death Benefits                        (107,884)          --        (626,043)          (291,199)
   Annuity benefits                        (5,919)          --              --            (31,576)
                                      -----------     --------      ----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (1,350,581)      (8,146)       (942,641)        (4,077,798)
                                      -----------     --------      ----------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        (1,174,326)      (2,966)       (915,412)        (3,254,803)

NET ASSETS:
   Beginning of year                    6,447,271      310,362       6,456,460         17,232,754
                                      -----------     --------      ----------        -----------
   End of year                        $ 5,272,945     $307,396      $5,541,048        $13,977,951
                                      ===========     ========      ==========        ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)       $    33,466     $ 12,972      $  404,813        $  (253,874)
   Net realized gain (loss) on
     investments                           18,082            5        (590,290)        (1,214,707)
   Capital gain distributions from
     mutual funds                              --           --              --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          911,408         (335)        781,096          2,336,820
                                      -----------     --------      ----------        -----------
Increase (decrease) in net assets
  resulting from operations               962,956       12,642         595,619            868,239
                                      -----------     --------      ----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              --           --           1,784             12,150
   Net transfers from (to) other
     Divisions or fixed rate option       (27,481)          20           1,128           (848,506)
   Mortality reserve transfers                 --           --         (17,471)                --
   Contract Withdrawals                  (905,251)          --        (530,803)        (2,201,553)
   Death Benefits                              --           --        (235,554)          (282,928)
   Annuity benefits                        (7,884)          --         (10,868)           (30,628)
                                      -----------     --------      ----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (940,616)          20        (791,784)        (3,351,465)
                                      -----------     --------      ----------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            22,340       12,662        (196,165)        (2,483,226)

NET ASSETS:
   Beginning of year                    6,424,931      297,700       6,652,625         19,715,980
                                      -----------     --------      ----------        -----------
   End of year                        $ 6,447,271     $310,362      $6,456,460        $17,232,754
                                      ===========     ========      ==========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                       Divisions
                                     -----------------------------------------------------------------------------
                                                                               Van Kampen LIT
                                       Van Kampen LIT      Van Kampen LIT        Growth and       Van Kampen LIT
                                         Enterprise          Government      Income Portfolio -    Money Market
                                     Portfolio - Class I Portfolio - Class I      Class I       Portfolio - Class I
                                     ------------------- ------------------- ------------------ -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (105,989)        $   258,977        $   (102,698)       $    48,927
   Net realized gain (loss) on
     investments                          (2,390,074)             47,050           2,667,016                 --
   Capital gain distributions from
     mutual funds                                 --                  --           1,225,186                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           3,611,478            (115,148)            (15,658)                --
                                         -----------         -----------        ------------        -----------
Increase (decrease) in net assets
  resulting from operations                1,115,415             190,879           3,773,846             48,927
                                         -----------         -----------        ------------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             19,947               1,445              51,986             16,200
   Net transfers from (to) other
     Divisions or fixed rate option         (624,949)           (250,059)            244,747            872,032
   Mortality reserve transfers               (79,601)            (68,341)                 --            (76,598)
   Contract Withdrawals                   (2,788,993)         (1,548,693)        (10,424,992)        (1,990,728)
   Death Benefits                           (285,249)           (258,939)         (1,415,437)           (13,408)
   Annuity benefits                          (10,020)             (4,637)                (50)           (13,115)
                                         -----------         -----------        ------------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (3,768,865)         (2,129,224)        (11,543,746)        (1,205,617)
                                         -----------         -----------        ------------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           (2,653,450)         (1,938,345)         (7,769,900)        (1,156,690)

NET ASSETS:
   Beginning of year                      19,906,129           9,724,942          51,694,885          4,247,557
                                         -----------         -----------        ------------        -----------
   End of year                           $17,252,679         $ 7,786,597        $ 43,924,985        $ 3,090,867
                                         ===========         ===========        ============        ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (199,079)        $   369,977        $   (188,554)       $   (23,973)
   Net realized gain (loss) on
     investments                          (2,348,871)             60,046           1,288,086                 --
   Capital gain distributions from
     mutual funds                                 --                  --                  --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           2,973,707            (151,238)          4,897,040                 --
                                         -----------         -----------        ------------        -----------
Increase (decrease) in net assets
  resulting from operations                  425,757             278,785           5,996,572            (23,973)
                                         -----------         -----------        ------------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             14,832               2,126              17,320             49,187
   Net transfers from (to) other
     Divisions or fixed rate option         (513,571)           (529,266)            855,093              5,146
   Mortality reserve transfers                    --                  --                  --             36,608
   Contract Withdrawals                   (2,751,484)         (1,067,124)         (5,931,921)        (1,208,419)
   Death Benefits                           (340,700)           (174,988)         (1,207,489)          (146,697)
   Annuity benefits                          (10,296)             (4,633)                 --            (16,913)
                                         -----------         -----------        ------------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (3,601,219)         (1,773,885)         (6,266,997)        (1,281,088)
                                         -----------         -----------        ------------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           (3,175,462)         (1,495,100)           (270,425)        (1,305,061)

NET ASSETS:
   Beginning of year                      23,081,591          11,220,042          51,965,310          5,552,618
                                         -----------         -----------        ------------        -----------
   End of year                           $19,906,129         $ 9,724,942        $ 51,694,885        $ 4,247,557
                                         ===========         ===========        ============        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                 Divisions
                                     -----------------------------------------------------------------
                                      Van Kampen   Vanguard VIF High   Vanguard VIF REIT WM VT Balanced
                                     Reserve Fund Yield Bond Portfolio  Index Portfolio    Portfolio
                                     ------------ -------------------- ----------------- --------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)       $    4,206          $ 15               $  7         $  1,296,550
   Net realized gain (loss) on
     investments                              --             1                 11            2,970,196
   Capital gain distributions from
     mutual funds                             --            --                 16                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                              --           (11)                (7)           6,473,241
                                      ----------          ----               ----         ------------
Increase (decrease) in net assets
  resulting from operations                4,206             5                 27           10,739,987
                                      ----------          ----               ----         ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             --            --                 --              689,957
   Net transfers from (to) other
     Divisions or fixed rate option        3,421            (1)                (1)           1,182,151
   Mortality reserve transfers                --            --                 --                   --
   Contract Withdrawals                  (19,620)           --                 --          (25,481,574)
   Death Benefits                             --            --                 --          (11,345,351)
   Annuity benefits                       (2,957)          (46)               (57)             (56,983)
                                      ----------          ----               ----         ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (19,156)          (47)               (58)         (35,011,800)
                                      ----------          ----               ----         ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (14,950)          (42)               (31)         (24,271,813)

NET ASSETS:
   Beginning of year                     286,496           211                246          268,923,470
                                      ----------          ----               ----         ------------
   End of year                        $  271,546          $169               $215         $244,651,657
                                      ==========          ====               ====         ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)       $   (1,688)         $ --               $ --         $  1,219,396
   Net realized gain (loss) on
     investments                              --            --                 --              146,194
   Capital gain distributions from
     mutual funds                             --            --                 --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                              --            15                 48           20,509,231
                                      ----------          ----               ----         ------------
Increase (decrease) in net assets
  resulting from operations               (1,688)           15                 48           21,874,821
                                      ----------          ----               ----         ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             --           196                196            2,562,346
   Net transfers from (to) other
     Divisions or fixed rate option          (21)           --                  2            4,818,865
   Mortality reserve transfers                --            --                 --                   --
   Contract Withdrawals                 (937,286)           --                 --          (22,567,101)
   Death Benefits                         (7,074)           --                 --           (9,598,509)
   Annuity benefits                       (3,031)           --                 --              (55,234)
                                      ----------          ----               ----         ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (947,412)          196                198          (24,839,633)
                                      ----------          ----               ----         ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                         (949,100)          211                246           (2,964,812)

NET ASSETS:
   Beginning of year                   1,235,596            --                 --          271,888,282
                                      ----------          ----               ----         ------------
   End of year                        $  286,496          $211               $246         $268,923,470
                                      ==========          ====               ====         ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                 Divisions
                                     ----------------------------------------------------------------
                                           WM VT             WM VT
                                        Conservative      Conservative   WM VT Equity  WM VT Flexible
                                     Balanced Portfolio Growth Portfolio Income Fund  Income Portfolio
                                     ------------------ ---------------- ------------ ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)         $   128,399       $   (239,181)  $    53,110    $   999,847
   Net realized gain (loss) on
     investments                            519,298           (528,271)    1,441,174      1,378,157
   Capital gain distributions from
     mutual funds                                --                 --            --         65,061
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (235,383)        10,098,671       587,728     (1,500,758)
                                        -----------       ------------   -----------    -----------
Increase (decrease) in net assets
  resulting from operations                 412,314          9,331,219     2,082,012        942,307
                                        -----------       ------------   -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           121,986            317,487       181,342         21,920
   Net transfers from (to) other
     Divisions or fixed rate option       1,005,316         (3,827,469)    3,000,927       (404,205)
   Mortality reserve transfers                   --                 --            --             --
   Contract Withdrawals                  (1,761,598)       (20,676,842)   (2,252,304)    (4,874,314)
   Death Benefits                          (924,465)        (6,053,301)     (983,728)    (2,980,961)
   Annuity benefits                              --                 --            --             --
                                        -----------       ------------   -----------    -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,558,761)       (30,240,125)      (53,763)    (8,237,560)
                                        -----------       ------------   -----------    -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (1,146,447)       (20,908,906)    2,028,249     (7,295,253)

NET ASSETS:
   Beginning of year                     14,471,987        195,353,827    23,796,109     54,286,359
                                        -----------       ------------   -----------    -----------
   End of year                          $13,325,540       $174,444,921   $25,824,358    $46,991,106
                                        ===========       ============   ===========    ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)         $    83,220       $    (41,941)  $    78,667    $ 1,092,703
   Net realized gain (loss) on
     investments                            209,296         (2,980,291)      900,381      1,288,033
   Capital gain distributions from
     mutual funds                                --                 --            --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            611,480         21,717,883     2,535,540        306,970
                                        -----------       ------------   -----------    -----------
Increase (decrease) in net assets
  resulting from operations                 903,996         18,695,651     3,514,588      2,687,706
                                        -----------       ------------   -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           450,780            781,302        82,755        594,650
   Net transfers from (to) other
     Divisions or fixed rate option       1,640,764           (641,970)    1,836,092     (1,749,092)
   Mortality reserve transfers                   --                 --            --             --
   Contract Withdrawals                  (1,148,064)       (20,011,478)   (2,031,559)    (4,817,790)
   Death Benefits                          (144,294)        (5,415,667)     (557,011)    (1,666,363)
   Annuity benefits                              --                 --            --             --
                                        -----------       ------------   -----------    -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                              799,186        (25,287,813)     (669,723)    (7,638,595)
                                        -----------       ------------   -----------    -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           1,703,182         (6,592,162)    2,844,865     (4,950,889)

NET ASSETS:
   Beginning of year                     12,768,805        201,945,989    20,951,244     59,237,248
                                        -----------       ------------   -----------    -----------
   End of year                          $14,471,987       $195,353,827   $23,796,109    $54,286,359
                                        ===========       ============   ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                               Divisions
                                     ------------------------------------------------------------
                                     WM VT Growth & WM VT Growth  WM VT Income WM VT International
                                      Income Fund       Fund          Fund         Growth Fund
                                     -------------- ------------  ------------ -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)       $   (67,435)  $   (358,164) $   909,203      $    17,913
   Net realized gain (loss) on
     investments                         (201,032)   (11,719,232)     365,030           79,257
   Capital gain distributions from
     mutual funds                              --             --           --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          931,134     14,323,611   (1,083,254)       1,143,929
                                      -----------   ------------  -----------      -----------
Increase (decrease) in net assets
  resulting from operations               662,667      2,246,215      190,979        1,241,099
                                      -----------   ------------  -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments         120,042         78,041       35,030           11,880
   Net transfers from (to) other
     Divisions or fixed rate option    (1,226,355)    (2,190,382)      68,167          394,841
   Mortality reserve transfers                 --             --           --               --
   Contract Withdrawals                (4,519,084)    (5,049,221)  (2,233,077)        (963,821)
   Death Benefits                      (1,573,209)    (1,483,865)  (1,338,043)        (331,029)
   Annuity benefits                            --           (352)        (813)            (511)
                                      -----------   ------------  -----------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (7,198,606)    (8,645,779)  (3,468,736)        (888,640)
                                      -----------   ------------  -----------      -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        (6,535,939)    (6,399,564)  (3,277,757)         352,459

NET ASSETS:
   Beginning of year                   45,685,636     46,463,712   22,353,795        8,512,220
                                      -----------   ------------  -----------      -----------
   End of year                        $39,149,697   $ 40,064,148  $19,076,038      $ 8,864,679
                                      ===========   ============  ===========      ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)       $  (161,424)  $   (671,146) $ 1,104,774      $   (14,972)
   Net realized gain (loss) on
     investments                         (304,992)   (13,313,519)     700,919         (153,668)
   Capital gain distributions from
     mutual funds                              --             --           --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                        3,826,735     16,937,857     (870,343)       1,087,460
                                      -----------   ------------  -----------      -----------
Increase (decrease) in net assets
  resulting from operations             3,360,319      2,953,192      935,350          918,820
                                      -----------   ------------  -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments          40,880         64,467       88,456           15,926
   Net transfers from (to) other
     Divisions or fixed rate option      (954,873)    (2,780,476)  (1,927,763)         (87,268)
   Mortality reserve transfers                 --             --           --               --
   Contract Withdrawals                (5,226,906)    (4,645,302)  (2,490,987)        (765,138)
   Death Benefits                      (1,990,625)    (1,094,098)    (796,606)        (200,068)
   Annuity benefits                            --           (329)        (835)            (460)
                                      -----------   ------------  -----------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (8,131,524)    (8,455,738)  (5,127,735)      (1,037,008)
                                      -----------   ------------  -----------      -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        (4,771,205)    (5,502,546)  (4,192,385)        (118,188)

NET ASSETS:
   Beginning of year                   50,456,841     51,966,258   26,546,180        8,630,408
                                      -----------   ------------  -----------      -----------
   End of year                        $45,685,636   $ 46,463,712  $22,353,795      $ 8,512,220
                                      ===========   ============  ===========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                            Divisions
                                     ------------------------------------------------------
                                                                WM VT Short
                                     WM VT Mid Cap WM VT Money  Term Income  WM VT Small Cap
                                      Stock Fund   Market Fund     Fund        Growth Fund
                                     ------------- -----------  -----------  ---------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)       $  (64,246)  $   106,140  $   191,715    $  (145,704)
   Net realized gain (loss) on
     investments                         377,561            --       51,904     (1,748,898)
   Capital gain distributions from
     mutual funds                        444,082            --           --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          (7,737)           --     (232,923)     1,413,500
                                      ----------   -----------  -----------    -----------
Increase (decrease) in net assets
  resulting from operations              749,660       106,140       10,696       (481,102)
                                      ----------   -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments          1,100        12,625        3,679         42,098
   Net transfers from (to) other
     Divisions or fixed rate option      100,252     2,101,903     (441,480)      (624,708)
   Mortality reserve transfers                --            --           --             --
   Contract Withdrawals                 (746,068)   (3,829,243)  (1,138,002)    (1,282,791)
   Death Benefits                       (146,832)     (529,872)    (447,436)      (431,989)
   Annuity benefits                           --            --           --           (446)
                                      ----------   -----------  -----------    -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (791,548)   (2,244,587)  (2,023,239)    (2,297,836)
                                      ----------   -----------  -----------    -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (41,888)   (2,138,447)  (2,012,543)    (2,778,938)

NET ASSETS:
   Beginning of year                   7,047,794    10,538,997    8,939,865     12,498,177
                                      ----------   -----------  -----------    -----------
   End of year                        $7,005,906   $ 8,400,550  $ 6,927,322    $ 9,719,239
                                      ==========   ===========  ===========    ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)       $  (70,454)  $   (73,451) $   242,654    $  (180,513)
   Net realized gain (loss) on
     investments                         289,286            --      124,655     (1,684,878)
   Capital gain distributions from
     mutual funds                        106,704            --           --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         496,467            --     (303,053)     2,200,386
                                      ----------   -----------  -----------    -----------
Increase (decrease) in net assets
  resulting from operations              822,003       (73,451)      64,256        334,995
                                      ----------   -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments         56,190        49,962       77,126         32,481
   Net transfers from (to) other
     Divisions or fixed rate option      419,857    (1,546,439)    (659,411)      (527,247)
   Mortality reserve transfers                --            --           --             --
   Contract Withdrawals                 (554,056)   (3,264,517)  (1,042,071)    (1,294,717)
   Death Benefits                       (194,096)     (403,169)    (242,339)      (325,541)
   Annuity benefits                           --            --           --           (438)
                                      ----------   -----------  -----------    -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (272,105)   (5,164,163)  (1,866,695)    (2,115,462)
                                      ----------   -----------  -----------    -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          549,898    (5,237,614)  (1,802,439)    (1,780,467)

NET ASSETS:
   Beginning of year                   6,497,896    15,776,611   10,742,304     14,278,644
                                      ----------   -----------  -----------    -----------
   End of year                        $7,047,794   $10,538,997  $ 8,939,865    $12,498,177
                                      ==========   ===========  ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                         Divisions
                                     -------------------------------------------------
                                                        WM VT U.S.
                                     WM VT Strategic    Government       WM VT West
                                     Growth Portfolio Securities Fund Coast Equity Fund
                                     ---------------- --------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)        $   (427,344)   $    648,318      $  (153,164)
   Net realized gain (loss) on
     investments                           (795,616)         90,260          706,305
   Capital gain distributions from
     mutual funds                                --              --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          4,570,332        (558,188)         963,449
                                       ------------    ------------      -----------
Increase (decrease) in net assets
  resulting from operations               3,347,372         180,390        1,516,590
                                       ------------    ------------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            44,179          11,721           88,534
   Net transfers from (to) other
     Divisions or fixed rate option      (2,629,343)     (1,461,133)        (236,714)
   Mortality reserve transfers                   --              --               --
   Contract Withdrawals                  (6,379,743)     (2,492,579)      (2,249,964)
   Death Benefits                        (1,054,998)       (724,019)        (630,050)
   Annuity benefits                              --            (735)              --
                                       ------------    ------------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (10,019,905)     (4,666,745)      (3,028,194)
                                       ------------    ------------      -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (6,672,533)     (4,486,355)      (1,511,604)

NET ASSETS:
   Beginning of year                     63,530,115      23,895,321       24,586,814
                                       ------------    ------------      -----------
   End of year                         $ 56,857,582    $ 19,408,966      $23,075,210
                                       ============    ============      ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)        $   (465,505)   $    704,080      $  (259,645)
   Net realized gain (loss) on
     investments                         (1,656,408)        254,204          357,439
   Capital gain distributions from
     mutual funds                                --              --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          8,761,484        (339,456)       2,364,853
                                       ------------    ------------      -----------
Increase (decrease) in net assets
  resulting from operations               6,639,571         618,828        2,462,647
                                       ------------    ------------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           218,659         224,684           49,032
   Net transfers from (to) other
     Divisions or fixed rate option        (625,806)     (6,849,670)       1,240,235
   Mortality reserve transfers                   --              --               --
   Contract Withdrawals                  (6,051,622)     (3,252,637)      (1,825,002)
   Death Benefits                        (1,303,976)     (1,861,660)        (562,724)
   Annuity benefits                              --            (757)              --
                                       ------------    ------------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (7,762,745)    (11,740,040)      (1,098,459)
                                       ------------    ------------      -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (1,123,174)    (11,121,212)       1,364,188

NET ASSETS:
   Beginning of year                     64,653,289      35,016,533       23,222,626
                                       ------------    ------------      -----------
   End of year                         $ 63,530,115    $ 23,895,321      $24,586,814
                                       ============    ============      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed are not open to new contracts, with the exception of Platinum Investor Immediate VA. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

AIM Variable Insurance Funds:                                   Franklin Templeton Variable Insurance Products Trust
                                                                ("Franklin Templeton"):
   AIM V.I. International Growth Fund - Series I
   AIM V.I. Premier Equity Fund - Series I                         Franklin Templeton - Franklin Small Cap Value
                                                                    Securities Fund - Class 2 (1)
                                                                   Franklin Templeton - Franklin U.S. Government Fund
                                                                    - Class 2 (1)
The Alger American Fund:                                           Franklin Templeton - Mutual Shares Securities Fund -
                                                                    Class 2 (1)
   Alger American Leveraged AllCap Portfolio - Class O             Franklin Templeton - Templeton Foreign Securities
    Shares (1)                                                      Fund - Class 2
   Alger American MidCap Growth Portfolio - Class O                Franklin Templeton - Templeton Global Asset
    Shares (1)                                                      Allocation Fund - Class 2

American Century Variable Portfolios, Inc. ("American           Goldman Sachs Variable Insurance Trust:
Century"):
   American Century VP Inflation Protection Fund -                 Goldman Sachs Capital Growth Fund
    Class II (1)
   American Century VP Value Fund - Class I

                                                                Janus Aspen Series:
Credit Suisse Trust ("Credit Suisse"):                             Janus Aspen Series International Growth Portfolio -
                                                                    Service Shares
   Credit Suisse Small Cap Growth Portfolio                        Janus Aspen Series Mid Cap Growth Portfolio -
                                                                    Service Shares
                                                                   Janus Aspen Series Worldwide Growth Portfolio -
                                                                    Service Shares

Dreyfus Investment Portfolios ("Dreyfus IP"):
   Dreyfus IP MidCap Stock Portfolio - Initial shares           J.P. Morgan Series Trust II:
                                                                   JPMorgan Mid Cap Value Portfolio (1)

The Dreyfus Socially Responsible Growth Fund, Inc.-                JPMorgan Small Company Portfolio
Initial shares:

Dreyfus Variable Investment Fund ("Dreyfus VIF"):               LEVCO Series Trust:
   Dreyfus VIF Developing Leaders Portfolio - Initial              LEVCO Equity Value Fund
    shares
   Dreyfus VIF Quality Bond Portfolio - Initial shares

                                                                MFS(R) Variable Insurance Trust(SM) ("MFS VIT"):
Evergreen Variable Annuity Trust:                                  MFS(R) VIT Capital Opportunities Series-Initial Class
   Evergreen VA High Income Fund - Class 1                         MFS(R) VIT Emerging Growth Series-Initial Class
   Evergreen VA Strategic Income Fund - Class 1                    MFS(R) VIT New Discovery Series-Initial Class
                                                                   MFS(R) VIT Research Series-Initial Class

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial        Navellier Variable Insurance Series Fund , Inc.:
    Class
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Service           Navellier Growth Portfolio (2)
    Class 2
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2    Neuberger Berman Advisers Management Trust
                                                                ("Neuberger Berman AMT"):
   Fidelity(R) VIP Growth Portfolio - Service Class 2
   Fidelity(R) VIP Index 500 Portfolio - Initial Class             Neuberger Berman AMT Balanced Portfolio - Class I
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)         Neuberger Berman AMT Mid-Cap Growth Portfolio -
                                                                    Class I
   Fidelity(R) VIP Overseas Portfolio - Initial Class              Neuberger Berman AMT Partners Portfolio - Class I

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Oppenheimer Variable Account Funds:                             VALIC Company I (continued):
   Oppenheimer Balanced Fund/VA - Non-Service Shares               VALIC Company I - International Equities Fund
    (1) (3)
   Oppenheimer Global Securities Fund/VA - Non-Service             VALIC Company I - Mid Cap Index Fund
    Shares (1)
                                                                   VALIC Company I - Money Market I Fund
PIMCO Variable Insurance Trust ("PIMCO VIT"):                      VALIC Company I - Nasdaq-100(R) Index Fund
   PIMCO VIT Real Return Portfolio - Administrative Class          VALIC Company I - Science & Technology Fund
   PIMCO VIT Short-Term Portfolio - Administrative Class           VALIC Company I - Small Cap Index Fund
   PIMCO VIT Total Return Portfolio - Administrative Class         VALIC Company I - Social Awareness Fund
                                                                   VALIC Company I - Stock Index Fund

Pioneer Variable Contracts Trust:
   Pioneer Fund VCT Portfolio - Class I (4)                     Van Kampen Public Mutual Fund ("Van Kampen"):
   Pioneer Growth Opportunities VCT Portfolio - Class I (4)        Van Kampen Comstock Fund
                                                                   Van Kampen Corporate Bond Fund
Putnam Variable Trust ("Putnam VT"):                               Van Kampen High Yield Fund (6)
   Putnam VT Diversified Income Fund - Class IB (1)                Van Kampen Reserve Fund
   Putnam VT Growth and Income Fund - Class IB
   Putnam VT International Growth and Income Fund - Class IB    Van Kampen Life Investment Trust ("Van Kampen LIT"):
                                                                   Van Kampen LIT Emerging Growth Portfolio - Class I
Royce Capital Fund:                                                Van Kampen LIT Enterprise Portfolio - Class I
   Royce Small-Cap Portfolio                                       Van Kampen LIT Government Portfolio - Class I
                                                                   Van Kampen LIT Growth and Income Portfolio - Class I
Safeco Resource Series Trust ("Safeco RST"):                       Van Kampen LIT Money Market Portfolio - Class I
   Safeco RST Core Equity Portfolio (4)
   Safeco RST Growth Opportunities Portfolio (4)                Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
                                                                   Vanguard(R) VIF High Yield Bond Portfolio (1)
SunAmerica Series Trust ("SunAmerica"):                            Vanguard(R) VIF REIT Index Portfolio (1)
   SunAmerica- Aggressive Growth Portfolio - Class 1 (1)
   SunAmerica- SunAmerica Balanced Portfolio - Class 1 (1)      WM Variable Trust ("WM VT"):
                                                                   WM VT Balanced Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                   WM VT Conservative Balanced Portfolio
   UIF Core Plus Fixed Income Portfolio - Class I                  WM VT Conservative Growth Portfolio
   UIF Emerging Markets Equity Portfolio - Class I                 WM VT Equity Income Fund
   UIF Equity Growth Portfolio - Class I                           WM VT Flexible Income Portfolio
   UIF Global Value Equity Portfolio - Class I                     WM VT Growth & Income Fund
   UIF High Yield Portfolio - Class I                              WM VT Growth Fund
   UIF International Magnum Portfolio - Class I                    WM VT Income Fund
   UIF U.S. Mid Cap Value Portfolio - Class I                      WM VT International Growth Fund
   UIF U.S. Real Estate Portfolio - Class I                        WM VT Mid Cap Stock Fund
   UIF Value Portfolio - Class I                                   WM VT Money Market Fund
                                                                   WM VT Short Term Income Fund
VALIC Company I:                                                   WM VT Small Cap Growth Fund (7)
   VALIC Company I - Blue Chip Growth Fund (5)                     WM VT Strategic Growth Portfolio
   VALIC Company I - Health Sciences Fund (5)                      WM VT U.S. Government Securities Fund
   VALIC Company I - Income & Growth Fund (5)                      WM VT West Coast Equity Fund

(1)Divisions became available on June 18, 2004.
(2)Effective May 26, 2004, Navellier Growth Portfolio was closed and liquidated. All funds were transferred into VALIC Company I- Money Market I Fund.
(3)Effective May 1, 2004, Oppenheimer Multiple Strategies Fund/VA changed its name to Oppenheimer Balanced Fund/VA.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(4)Effective December 10, 2004, Safeco RST Core Equity Portfolio and Safeco RST Growth Opportunities Portfolio were reorganized into Pioneer Fund VCT Portfolio - Class I and Pioneer Growth Opportunities VCT Portfolio - Class I, respectively. Contract owners invested in either of the Pioneer portfolios on December 10, 2004 are the only ones who may continue to use these portfolios.
(5)Divisions became available on February 2, 2004.
(6)Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.
(7)Effective March 1, 2004, WM VT Small Cap Stock Fund changed its name to WM VT Small Cap Growth Fund.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation-Continued

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. Payments between the Company and the Separate Account are disclosed in the Statement of Changes in Net Assets as mortality reserve transfers.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

                                                                      Mortality and
                                                                     Expense Risk and      Annual
                                                                  Administrative Charges Maintenance
Contracts                                                              Annual Rates        Charge
----------------------------------------------------------------- ---------------------- -----------
GENERATIONS(TM)                                                            1.40%             $30
Platinum Investor(R)                                                       1.35%             N/A
Platinum Investor Immediate VA                                             0.55%             N/A
Select Reserve                                                             0.40%             N/A
VAriety Plus(R)                                                            1.55%             $36
WM Advantage                                                               1.40%             N/A
WM Strategic Asset Manager                                                 1.40%             $35
Other Separate Account D Contracts (deferred load)                         1.25%             $30
Other Separate Account D Contracts (issued prior to Jan. 1, 1982)          0.75%             N/A

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

Contract fee and sales charge - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

Transfer charges - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charges reimburses the Company for part of our expenses in distribution of the Contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                         Cost of  Proceeds from
Divisions                                                               Purchases     Sales
----------------------------------------------------------------------- --------- -------------
AIM V.I. International Growth Fund - Series I                           $150,077   $  678,653
AIM V.I. Premier Equity Fund - Series I                                   55,381    2,117,285
Alger American Leveraged AllCap Portfolio - Class O Shares                    --           50
Alger American MidCap Growth Portfolio - Class O Shares                        8           49
American Century VP Inflation Protection Fund - Class II                       9           47
American Century VP Value Fund - Class I                                 694,454      543,892
Credit Suisse Small Cap Growth Portfolio                                  31,951      142,485
Dreyfus IP MidCap Stock Portfolio - Initial shares                        72,882      257,733
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares        5,882    1,013,635
Dreyfus VIF Developing Leaders Portfolio - Initial shares                 45,461    1,289,419
Dreyfus VIF Quality Bond Portfolio - Initial shares                      325,186    1,671,188
Evergreen VA High Income Fund - Class 1                                  319,477      354,652
Evergreen VA Strategic Income Fund - Class 1                                  --       34,006
Fidelity VIP Asset Manager Portfolio - Initial Class                       3,394       25,280
Fidelity VIP Asset Manager Portfolio - Service Class 2                    82,402      209,002
Fidelity VIP Contrafund Portfolio - Service Class 2                      585,845    1,251,222
Fidelity VIP Equity-Income Portfolio - Service Class 2                   327,291      750,205
Fidelity VIP Growth Portfolio - Service Class 2                           87,360      432,248
Fidelity VIP Index 500 Portfolio - Initial Class                           1,430       12,718
Fidelity VIP Mid Cap Portfolio - Service Class 2                               4           58
Fidelity VIP Overseas Portfolio - Initial Class                              399        6,099
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2        3           52
Franklin Templeton - Franklin U.S. Government Fund - Class 2                   9           46
Franklin Templeton - Mutual Shares Securities Fund - Class 2                   3           52
Franklin Templeton - Templeton Foreign Securities Fund - Class 2         164,543      605,051
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2    275,071      352,688
Goldman Sachs Capital Growth Fund                                            229       30,349
Janus Aspen Series International Growth Portfolio - Service Shares       120,158      123,355
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares               4,401      231,632
Janus Aspen Series Worldwide Growth Portfolio - Service Shares            11,103      245,889
JPMorgan Mid Cap Value Portfolio                                               4           53
JPMorgan Small Company Portfolio                                         196,953      156,589
LEVCO Equity Value Fund                                                      741       29,775
MFS VIT Capital Opportunities Series - Initial Class                      31,379      322,175
MFS VIT Emerging Growth Series - Initial Class                            47,430    1,563,024
MFS VIT New Discovery Series - Initial Class                              31,178      175,531
MFS VIT Research Series - Initial Class                                   57,277      137,159
Neuberger Berman AMT Balanced Portfolio - Class I                             82        2,747
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                   78,162      144,990
Neuberger Berman AMT Partners Portfolio - Class I                             --        3,042
Oppenheimer Balanced Fund/VA - Non-Service Shares                             11           48
Oppenheimer Global Securities Fund/VA - Non-Service Shares                     2           53
PIMCO VIT Real Return Portfolio - Administrative Class                   445,321      945,600
PIMCO VIT Short-Term Portfolio - Administrative Class                    131,200      170,692
PIMCO VIT Total Return Portfolio - Administrative Class                  449,819      849,561

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of   Proceeds from
Divisions                                                 Purchases      Sales
--------------------------------------------------------- ---------- -------------
Pioneer Fund VCT Portfolio - Class I                      $   33,890  $   550,234
Pioneer Growth Opportunities VCT Portfolio - Class I          63,417      993,212
Putnam VT Diversified Income Fund - Class IB                      15           46
Putnam VT Growth and Income Fund - Class IB                   79,058      356,583
Putnam VT International Growth and Income Fund - Class IB    140,554       90,180
Royce Small-Cap Portfolio                                    392,585       20,753
SunAmerica - Aggressive Growth Portfolio - Class 1                --           50
SunAmerica - SunAmerica Balanced Portfolio - Class 1               5           46
UIF Core Plus Fixed Income Portfolio - Class I               300,948    1,187,615
UIF Emerging Markets Equity Portfolio - Class I              107,681      457,951
UIF Equity Growth Portfolio - Class I                        143,892    3,366,244
UIF Global Value Equity Portfolio - Class I                  277,565    1,697,914
UIF High Yield Portfolio - Class I                           516,669    1,595,458
UIF International Magnum Portfolio - Class I                  99,160      994,989
UIF U.S. Mid Cap Value Portfolio - Class I                   461,959    3,916,494
UIF U.S. Real Estate Portfolio - Class I                     449,124    1,822,344
UIF Value Portfolio - Class I                                962,809    3,102,266
VALIC Company I - Blue Chip Growth Fund                       64,256       43,355
VALIC Company I - Health Sciences Fund                        21,457       22,210
VALIC Company I - Income & Growth Fund                           993          209
VALIC Company I - International Equities Fund                246,679      280,840
VALIC Company I - Mid Cap Index Fund                         754,341    1,759,895
VALIC Company I - Money Market I Fund                      1,833,571    2,777,316
VALIC Company I - Nasdaq-100 Index Fund                      331,878      578,527
VALIC Company I - Science & Technology Fund                    6,212      147,667
VALIC Company I - Small Cap Index Fund                       258,763      336,893
VALIC Company I - Social Awareness Fund                           33           45
VALIC Company I - Stock Index Fund                           486,689    2,496,960
Van Kampen Comstock Fund                                     420,034    1,394,410
Van Kampen Corporate Bond Fund                                14,446       10,465
Van Kampen High Yield Fund                                   440,796      987,851
Van Kampen LIT Emerging Growth Portfolio - Class I           102,826    4,347,994
Van Kampen LIT Enterprise Portfolio - Class I                502,417    4,377,270
Van Kampen LIT Government Portfolio - Class I                434,908    2,305,157
Van Kampen LIT Growth and Income Portfolio - Class I       2,293,517   12,714,775
Van Kampen LIT Money Market Portfolio - Class I            1,093,414    2,250,005
Van Kampen Reserve Fund                                        9,660       24,609
Vanguard VIF High Yield Bond Portfolio                            15           46
Vanguard VIF REIT Index Portfolio                                 23           59
WM VT Balanced Portfolio                                   7,088,712   40,803,965
WM VT Conservative Balanced Portfolio                      1,742,107    3,172,467
WM VT Conservative Growth Portfolio                        2,968,387   33,447,693
WM VT Equity Income Fund                                   4,027,414    4,028,065
WM VT Flexible Income Portfolio                            2,780,970    9,953,628
WM VT Growth & Income Fund                                   940,299    8,206,349

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                Cost of   Proceeds from
         Divisions                             Purchases      Sales
         ------------------------------------- ---------- -------------
         WM VT Growth Fund                     $  564,286  $ 9,568,230
         WM VT Income Fund                      2,093,255    4,652,780
         WM VT International Growth Fund          964,554    1,835,280
         WM VT Mid Cap Stock Fund               1,136,920    1,548,627
         WM VT Money Market Fund                6,036,597    8,175,049
         WM VT Short Term Income Fund             350,853    2,182,375
         WM VT Small Cap Growth Fund              576,290    3,019,827
         WM VT Strategic Growth Portfolio         714,661   11,161,909
         WM VT U.S. Government Securities Fund  1,172,434    5,190,851
         WM VT West Coast Equity Fund           1,344,326    4,525,682

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2005.

                                                                                Net Asset
                                                                                Value Per Value of Shares   Cost of
Divisions                                                               Shares    Share    at Fair Value  Shares Held
----------------------------------------------------------------------- ------- --------- --------------- -----------
AIM V.I. International Growth Fund - Series I                           105,782  $ 23.17    $2,450,961    $1,890,686
AIM V.I. Premier Equity Fund - Series I                                 275,554    22.32     6,150,359     7,076,550
Alger American Leveraged AllCap Portfolio - Class O Shares                    5    34.78           180           154
Alger American MidCap Growth Portfolio - Class O Shares                       8    21.90           180           160
American Century VP Inflation Protection Fund - Class II                     16    10.26           163           163
American Century VP Value Fund - Class I                                328,575     8.20     2,694,313     2,383,163
Credit Suisse Small Cap Growth Portfolio                                 42,235    14.89       628,886       531,490
Dreyfus IP MidCap Stock Portfolio - Initial shares                       56,382    19.15     1,079,714       835,861
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares      84,368    26.08     2,200,322     2,670,795
Dreyfus VIF Developing Leaders Portfolio - Initial shares                81,778    43.96     3,594,950     2,938,697
Dreyfus VIF Quality Bond Portfolio - Initial shares                     493,218    11.28     5,563,497     5,676,906
Evergreen VA High Income Fund - Class 1                                 524,621    10.27     5,387,853     5,310,490
Fidelity VIP Asset Manager Portfolio - Initial Class                      8,296    15.04       124,770       118,101
Fidelity VIP Asset Manager Portfolio - Service Class 2                   71,642    14.81     1,061,012       954,071
Fidelity VIP Contrafund Portfolio - Service Class 2                     117,864    30.69     3,617,233     2,603,573
Fidelity VIP Equity-Income Portfolio - Service Class 2                  146,171    25.17     3,679,123     3,078,576
Fidelity VIP Growth Portfolio - Service Class 2                          73,774    33.29     2,455,945     2,071,713
Fidelity VIP Index 500 Portfolio - Initial Class                            517   141.88        73,329        66,334
Fidelity VIP Mid Cap Portfolio - Service Class 2                              6    34.67           213           157
Fidelity VIP Overseas Portfolio - Initial Class                           1,621    20.61        33,413        27,104
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2      11    16.79           189           156
Franklin Templeton - Franklin U.S. Government Fund - Class 2                 13    12.59           161           160
Franklin Templeton - Mutual Shares Securities Fund - Class 2                 10    18.17           184           154
Franklin Templeton - Templeton Foreign Securities Fund - Class 2        104,259    15.62     1,628,521     1,259,750
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2    95,701    20.88     1,998,242     1,703,724
Goldman Sachs Capital Growth Fund                                        14,497    10.68       154,831       136,126
Janus Aspen Series International Growth Portfolio - Service Shares       14,385    35.17       505,918       342,354
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares             30,906    28.41       878,051       594,031
Janus Aspen Series Worldwide Growth Portfolio - Service Shares           18,815    27.76       522,298       504,922
JPMorgan Mid Cap Value Portfolio                                              7    27.84           187           155
JPMorgan Small Company Portfolio                                         27,780    15.92       442,256       399,675
LEVCO Equity Value Fund                                                   3,439    12.07        41,488        35,086
MFS VIT Capital Opportunities Series - Initial Class                    107,519    13.69     1,471,931     1,326,763
MFS VIT Emerging Growth Series - Initial Class                          242,968    19.13     4,647,976     4,960,480
MFS VIT New Discovery Series - Initial Class                             43,892    15.65       686,906       588,078
MFS VIT Research Series - Initial Class                                  58,503    16.41       960,037       782,106
Neuberger Berman AMT Balanced Portfolio - Class I                           843    10.42         8,784         7,674
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                  43,065    20.28       873,352       617,202
Oppenheimer Balanced Fund/VA - Non-Service Shares                            10    17.07           174           163
Oppenheimer Global Securities Fund/VA - Non-Service Shares                    6    33.38           202           155
PIMCO VIT Real Return Portfolio - Administrative Class                  322,373    12.69     4,090,915     3,831,666
PIMCO VIT Short-Term Portfolio - Administrative Class                   122,260    10.05     1,228,709     1,229,274
PIMCO VIT Total Return Portfolio - Administrative Class                 366,500    10.24     3,752,964     3,740,888
Pioneer Fund VCT Portfolio - Class I                                     78,691    21.55     1,695,800     1,584,257
Pioneer Growth Opportunities VCT Portfolio - Class I                     97,188    25.37     2,465,661     2,249,084

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2005.

                                                                     Net Asset
                                                                     Value Per Value of Shares   Cost of
Divisions                                                   Shares     Share    at Fair Value  Shares Held
--------------------------------------------------------- ---------- --------- --------------- ------------
Putnam VT Diversified Income Fund - Class IB                      20  $ 8.76    $        171   $        166
Putnam VT Growth and Income Fund - Class IB                  102,654   26.35       2,704,936      2,253,739
Putnam VT International Growth and Income Fund - Class IB     56,430   15.28         862,247        593,771
Royce Small-Cap Portfolio                                    156,571    9.67       1,514,045      1,204,389
SunAmerica - Aggressive Growth Portfolio - Class 1                17   11.08             185            155
SunAmerica - SunAmerica Balanced Portfolio - Class 1              12   13.90             166            160
UIF Core Plus Fixed Income Portfolio - Class I               224,872   11.53       2,592,775      2,528,299
UIF Emerging Markets Equity Portfolio - Class I              165,849   14.73       2,442,958      1,339,822
UIF Equity Growth Portfolio - Class I                        579,164   15.83       9,168,173     10,157,684
UIF Global Value Equity Portfolio - Class I                  331,212   14.87       4,925,118      4,177,269
UIF High Yield Portfolio - Class I                           652,846    6.80       4,439,353      4,375,584
UIF International Magnum Portfolio - Class I                 272,105   12.38       3,368,662      3,207,697
UIF U.S. Mid Cap Value Portfolio - Class I                   613,725   18.75      11,507,341      9,217,041
UIF U.S. Real Estate Portfolio - Class I                     174,774   23.08       4,033,782      2,465,712
UIF Value Portfolio - Class I                                642,210   14.49       9,305,629      7,849,267
VALIC Company I - Blue Chip Growth Fund                       13,628    8.98         122,382        110,762
VALIC Company I - Health Sciences Fund                         6,975   10.88          75,883         70,284
VALIC Company I - Income & Growth Fund                         5,269   10.23          53,905         48,720
VALIC Company I - International Equities Fund                125,769    9.03       1,135,695        898,358
VALIC Company I - Mid Cap Index Fund                         263,768   22.78       6,008,627      4,798,389
VALIC Company I - Money Market I Fund                      7,758,512    1.00       7,758,512      7,758,512
VALIC Company I - Nasdaq-100 Index Fund                      131,378    4.56         599,084        546,254
VALIC Company I - Science & Technology Fund                   34,533   11.80         407,489        347,227
VALIC Company I - Small Cap Index Fund                        60,269   16.06         967,923        865,557
VALIC Company I - Social Awareness Fund                          142   20.26           2,878          3,273
VALIC Company I - Stock Index Fund                           210,710   33.07       6,968,179      6,994,667
Van Kampen Comstock Fund                                     296,067   17.81       5,272,944      4,608,898
Van Kampen Corporate Bond Fund                                46,435    6.62         307,397        305,766
Van Kampen High Yield Fund                                 1,574,314    3.52       5,541,584      7,473,868
Van Kampen LIT Emerging Growth Portfolio - Class I           499,034   28.01      13,977,951     23,066,982
Van Kampen LIT Enterprise Portfolio - Class I              1,181,690   14.60      17,252,674     24,278,944
Van Kampen LIT Government Portfolio - Class I                826,603    9.42       7,786,597      7,731,532
Van Kampen LIT Growth and Income Portfolio - Class I       2,143,728   20.49      43,924,985     34,417,965
Van Kampen LIT Money Market Portfolio - Class I            3,090,985    1.00       3,090,985      3,090,985
Van Kampen Reserve Fund                                      271,546    1.00         271,546        271,546
Vanguard VIF High Yield Bond Portfolio                            20    8.59             170            166
Vanguard VIF REIT Index Portfolio                                 11   20.26             216            173
WM VT Balanced Portfolio                                  14,632,276   16.72     244,651,657    211,362,114
WM VT Conservative Balanced Portfolio                      1,104,022   12.07      13,325,540     11,480,499
WM VT Conservative Growth Portfolio                        9,772,825   17.85     174,444,921    154,583,100
WM VT Equity Income Fund                                   1,463,966   17.64      25,824,358     19,455,921
WM VT Flexible Income Portfolio                            3,337,436   14.08      46,991,106     41,192,018
WM VT Growth & Income Fund                                 2,109,359   18.56      39,149,697     37,496,393
WM VT Growth Fund                                          2,878,172   13.92      40,064,148     54,492,429
WM VT Income Fund                                          1,784,475   10.69      19,076,038     18,425,171

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2005.

                                                Net Asset
                                                Value Per Value of Shares   Cost of
Divisions                              Shares     Share    at Fair Value  Shares Held
------------------------------------- --------- --------- --------------- -----------
WM VT International Growth Fund         598,965  $14.80     $ 8,864,679   $ 7,174,355
WM VT Mid Cap Stock Fund                404,032   17.34       7,005,906     5,554,179
WM VT Money Market Fund               8,400,312    1.00       8,400,312     8,400,312
WM VT Short Term Income Fund          2,748,937    2.52       6,927,322     7,004,887
WM VT Small Cap Growth Fund           1,004,054    9.68       9,719,239     9,576,657
WM VT Strategic Growth Portfolio      2,880,323   19.74      56,857,582    51,189,198
WM VT U.S. Government Securities Fund 1,853,769   10.47      19,408,966    19,738,833
WM VT West Coast Equity Fund          1,046,970   22.04      23,075,210    17,568,891

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                               161        (47,239)        --            --          (47,078)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                             1,140       (269,612)        --            --         (268,472)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Alger American Leveraged AllCap Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
American Century VP Value Fund - Class I
   Platinum Investor                                            21,429        (30,188)        --            --           (8,759)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                --        (13,085)        --            --          (13,085)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                               138        (15,127)        --            --          (14,989)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                               123       (135,248)        --            --         (135,125)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                             1,509        (92,787)        --            --          (91,278)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                             1,409       (113,017)        --            --         (111,608)
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --        (48,195)        --            --          (48,195)
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                   --         (4,473)        --            --           (4,473)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --         (7,979)        --            --           (7,979)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               254        (14,565)        --            --          (14,311)
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            38,549        (98,004)        --            --          (59,455)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                             3,902        (56,990)        --            --          (53,088)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                                   Accumulation Annuity Annuity     Net
                                                                      Accumulation    Units      Units   Units    Increase
Divisions                                                             Units Issued   Redeemed   Issued  Redeemed (Decrease)
--------------------------------------------------------------------- ------------ ------------ ------- -------- ----------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                      3,520       (52,125)    --       --      (48,605)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                              --        (3,885)    --       --       (3,885)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                              --        (2,362)    --       --       (2,362)
Franklin Templeton - Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                            --            --     --       (5)          (5)
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                        201       (39,742)    --       --      (39,541)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                     14,259       (23,914)    --       --       (9,655)
Goldman Sachs Capital Growth Fund
   Platinum Investor                                                         --        (3,144)    --       --       (3,144)
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                      8,360        (9,073)    --       --         (713)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                        269       (41,136)    --       --      (40,867)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                        148       (37,931)    --       --      (37,783)
   Platinum Investor Immediate VA                                            --            --     --       (5)          (5)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
JPMorgan Small Company Portfolio
   Platinum Investor                                                      8,997       (10,359)    --       --       (1,362)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
LEVCO Equity Value Fund
   Select Reserve                                                            --        (4,087)    --       --       (4,087)
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                      2,444       (46,954)    --       --      (44,510)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                      1,829      (180,294)    --       --     (178,465)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        2,613       (19,692)         --            --         (17,079)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
MFS VIT Research Series - Initial Class
   Platinum Investor                                        6,175       (16,114)         --            --          (9,939)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                --        (1,118)         --            --          (1,118)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        8,550       (17,758)         --            --          (9,208)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                --        (1,143)         --            --          (1,143)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Oppenheimer Global Securities Fund/VA - Non-Service
  Shares
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        5,488       (46,178)         --            --         (40,690)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        7,346       (12,616)         --            --          (5,270)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       14,265       (56,545)         --            --         (42,280)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                           19       (49,918)         --            --         (49,899)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                          540       (87,184)         --            --         (86,644)
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        3,120       (30,745)         --            --         (27,625)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                       11,217        (6,483)         --            --           4,734
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Royce Small-Cap Portfolio
   Select Reserve                                          29,104          (958)         --            --          28,146
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                       Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
----------------------------------------------- ------------ -------------- ------------- ------------- ------------
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                     17,058       (146,011)        --             --        (128,953)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                      7,217        (60,286)        --           (576)        (53,645)
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                      1,314       (339,572)        --             --        (338,258)
   Platinum Investor                                  451        (89,448)        --             --         (88,997)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      1,123       (180,891)        --           (393)       (180,161)
UIF High Yield Portfolio - Class I
   GENERATIONS                                        157       (190,404)        --             --        (190,247)
   Platinum Investor                                3,279        (24,253)        --             --         (20,974)
   Platinum Investor Immediate VA                      --             --         --             (5)             (5)
UIF International Magnum Portfolio - Class I
   GENERATIONS                                        378       (153,305)        --           (436)       (153,363)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      1,857       (326,676)        --           (359)       (325,178)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                      6,091        (84,288)        --             --         (78,197)
UIF Value Portfolio - Class I
   GENERATIONS                                        396       (340,548)        --           (423)       (340,575)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                   6,105         (3,872)        --             --           2,233
VALIC Company I - Health Sciences Fund
   Select Reserve                                   1,638         (2,008)        --             --            (370)
VALIC Company I - Income & Growth Fund
   Select Reserve                                      --             --         --             --              --
VALIC Company I - International Equities Fund
   Platinum Investor                                9,218        (19,477)        --             --         (10,259)
   Platinum Investor Immediate VA                      --             --         --             (5)             (5)
   Select Reserve                                   7,025         (2,294)        --             --           4,731
   VAriety Plus                                        --            (44)        --             --             (44)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                1,262        (82,532)        --             --         (81,270)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)
   Select Reserve                                   9,758         (1,667)        --             --           8,091
VALIC Company I - Money Market I Fund
   Platinum Investor                               26,231        (63,787)        --             --         (37,556)
   Select Reserve                                      --       (118,137)        --             --        (118,137)
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                2,259        (52,836)        --             --         (50,577)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------- ------------ -------------- ------------- ------------- ------------
VALIC Company I - Science & Technology Fund
   Platinum Investor                                       912         (37,345)         --             --        (36,433)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                       125          (9,067)         --             --         (8,942)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
VALIC Company I - Social Awareness Fund
   VAriety Plus                                             --              (1)         --             --             (1)
VALIC Company I - Stock Index Fund
   Platinum Investor                                     4,417        (247,815)         --             --       (243,398)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
   Select Reserve                                        2,149            (331)         --             --          1,818
   VAriety Plus                                             --          (3,623)         --             --         (3,623)
Van Kampen Comstock Fund
   Other Contracts                                          --         (45,320)         --           (201)       (45,521)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --          (1,193)         --             --         (1,193)
Van Kampen High Yield Fund
   Other Contracts                                         319        (161,044)         --         (6,978)      (167,703)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                           1,390        (356,146)         --         (2,752)      (357,508)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             465        (211,702)         --           (127)      (211,364)
   Other Contracts (Deferred Load, Non-Qualified)        2,184         (51,044)         --        (12,554)       (61,414)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (1,236)        (1,236)
   Other Contracts (Non-Qualified)                          --          (7,776)         --           (890)        (8,666)
   VAriety Plus                                             --         (13,704)         --             --        (13,704)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                             114        (147,383)         --             --       (147,269)
   Other Contracts (Deferred Load, Non-Qualified)           --         (21,241)         --         (2,226)       (23,467)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (3,557)        (3,557)
   Other Contracts (Non-Qualified)                          --          (6,520)         --         (9,384)       (15,904)
   VAriety Plus                                             --         (27,458)         --             --        (27,458)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           5,775      (1,079,096)         --             --     (1,073,321)
   Platinum Investor                                    16,032         (41,194)         --             --        (25,162)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          87,937        (195,897)         --             --       (107,960)
   Other Contracts (Deferred Load, Non-Qualified)       36,223         (41,960)         --        (24,431)       (30,168)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (1,539)        (1,539)
   Other Contracts (Non-Qualified)                          --         (43,059)      6,436        (13,924)       (50,547)
Van Kampen Reserve Fund
   Other Contracts                                         815          (4,698)         --           (709)        (4,592)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                       Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                              Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-------------------------------------- ------------ -------------- ------------- ------------- ------------
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA             --              --        --               (5)            (5)
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA             --              --        --               (4)            (4)
WM VT Balanced Portfolio
   WM Advantage                           92,096      (1,902,420)       --          (40,849)    (1,851,173)
   WM Strategic Asset Manager            154,650      (3,861,882)       --               --     (3,707,232)
WM VT Conservative Balanced Portfolio
   WM Advantage                            6,793         (40,700)       --               --        (33,907)
   WM Strategic Asset Manager            170,202        (402,515)       --               --       (232,313)
WM VT Conservative Growth Portfolio
   WM Advantage                           11,709      (3,136,345)       --               --     (3,124,636)
   WM Strategic Asset Manager             32,957      (2,922,882)       --               --     (2,889,925)
WM VT Equity Income Fund
   WM Advantage                          181,791         (38,221)       --               --        143,570
   WM Strategic Asset Manager            334,027        (368,206)       --               --        (34,179)
WM VT Flexible Income Portfolio
   WM Advantage                           19,420         (75,609)       --               --        (56,189)
   WM Strategic Asset Manager              2,826      (1,065,236)       --               --     (1,062,410)
WM VT Growth & Income Fund
   WM Advantage                           12,566        (996,803)       --               --       (984,237)
   WM Strategic Asset Manager             14,081        (771,025)       --               --       (756,944)
WM VT Growth Fund
   WM Advantage                           18,804      (1,258,242)       --             (114)    (1,239,552)
   WM Strategic Asset Manager              3,697        (808,993)       --               --       (805,296)
WM VT Income Fund
   WM Advantage                            3,133      (1,013,400)       --             (445)    (1,010,712)
   WM Strategic Asset Manager             26,636        (257,623)       --               --       (230,987)
WM VT International Growth Fund
   WM Advantage                            5,457        (572,091)       --             (310)      (566,944)
   WM Strategic Asset Manager             77,469         (83,399)       --               --         (5,930)
WM VT Mid Cap Stock Fund
   WM Advantage                            6,703         (39,625)       --               --        (32,922)
   WM Strategic Asset Manager              8,558         (98,819)       --               --        (90,261)
WM VT Money Market Fund
   WM Advantage                          538,222      (1,320,316)       --               --       (782,094)
   WM Strategic Asset Manager            240,730        (455,922)       --               --       (215,192)
WM VT Short Term Income Fund
   WM Advantage                            2,521        (716,623)       --               --       (714,102)
   WM Strategic Asset Manager                 --        (151,553)       --               --       (151,553)
WM VT Small Cap Growth Fund
   WM Advantage                           21,134        (672,363)       --             (227)      (651,456)
   WM Strategic Asset Manager                649        (192,020)       --               --       (191,371)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                      Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------- ------------ -------------- ------------- ------------- ------------
WM VT Strategic Growth Portfolio
   WM Advantage                             --        (351,475)        --             --        (351,475)
   WM Strategic Asset Manager            4,608        (994,481)        --             --        (989,873)
WM VT U.S. Government Securities Fund
   WM Advantage                          3,215        (906,329)        --           (454)       (903,568)
   WM Strategic Asset Manager            1,005        (492,948)        --             --        (491,943)
WM VT West Coast Equity Fund
   WM Advantage                          2,279        (193,207)        --             --        (190,928)
   WM Strategic Asset Manager            8,436        (283,265)        --             --        (274,829)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31,2004

                                                          Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
--------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            725        (46,306)        --            --          (45,581)
   Platinum Investor Immediate VA                                --             --         19            --               19
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                          3,863       (176,100)        --            --         (172,237)
   Platinum Investor Immediate VA                                --             --         19            --               19
Alger American Leveraged AllCap Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                                --             --         19            --               19
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                --             --         19            --               19
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                --             --         20            --               20
American Century VP Value Fund - Class I
   Platinum Investor                                         14,326        (31,770)        --            --          (17,444)
   Platinum Investor Immediate VA                                --             --         19            --               19
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                         13,030        (12,789)        --            --              241
   Platinum Investor Immediate VA                                --             --         19            --               19
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                          8,139        (15,126)        --            --           (6,987)
   Platinum Investor Immediate VA                                --             --         19            --               19
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor                                          1,837        (77,965)        --            --          (76,128)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                          1,659        (65,982)        --            --          (64,323)
   Platinum Investor Immediate VA                                --             --         19            --               19
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                            550        (76,880)        --            --          (76,330)
   Platinum Investor Immediate VA                                --             --         20            --               20
Evergreen VA High Income Fund - Class 1
   Select Reserve                                             5,353           (438)        --            --            4,915
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                             4,871           (398)        --            --            4,473
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               3,037         (3,093)        --            --              (56)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                         15,585        (12,014)        --            --            3,571
   Platinum Investor Immediate VA                                --             --         20            --               20
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         81,333        (66,631)        --            --           14,702
   Platinum Investor Immediate VA                                --             --         19            --               19
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         12,049        (47,482)        --            --          (35,433)
   Platinum Investor Immediate VA                                --             --         19            --               19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                            Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                   Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
----------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                            1,817        (56,837)        --            --          (55,020)
   Platinum Investor Immediate VA                                  --             --         19            --               19
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --           (681)        --            --             (681)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                  --             --         19            --               19
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                 2,638         (2,714)        --            --              (76)
Franklin Templeton - Franklin Small Cap Value Securities
  Fund - Class 2
   Platinum Investor Immediate VA                                  --             --         19            --               19
Franklin Templeton - Franklin U.S. Government Fund -
  Class 2
   Platinum Investor Immediate VA                                  --             --         20            --               20
Franklin Templeton - Mutual Shares Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                  --             --         19            --               19
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                            3,247         (9,428)        --            --           (6,181)
   Platinum Investor Immediate VA                                  --             --         19            --               19
Franklin Templeton - Templeton Global Asset Allocation
  Fund - Class 2
   Platinum Investor                                            6,721        (14,702)        --            --           (7,981)
Goldman Sachs Capital Growth Fund
   Platinum Investor                                               --         (1,781)        --            --           (1,781)
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor                                            5,528         (2,552)        --            --            2,976
   Platinum Investor Immediate VA                                  --             --         19            --               19
Janus Aspen Series Mid Cap Growth Portfolio - Service
  Shares
   Platinum Investor                                           15,622        (24,767)        --            --           (9,145)
   Platinum Investor Immediate VA                                  --             --         19            --               19
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor                                              799        (14,644)        --            --          (13,845)
   Platinum Investor Immediate VA                                  --             --         20            --               20
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                  --             --         19            --               19
JPMorgan Small Company Portfolio
   Platinum Investor                                            9,787         (2,396)        --            --            7,391
   Platinum Investor Immediate VA                                  --             --         19            --               19
LEVCO Equity Value Fund
   Select Reserve                                               5,749         (1,813)        --            --            3,936
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                           10,022        (42,606)        --            --          (32,584)
   Platinum Investor Immediate VA                                  --             --         19            --               19
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                            4,492       (121,479)        --            --         (116,987)
   Platinum Investor Immediate VA                                  --             --         19            --               19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                        Accumulation  Accumulation    Annuity       Annuity     Net Increase
Divisions                                               Units Issued Units Redeemed Units Issued Units Redeemed  (Decrease)
------------------------------------------------------- ------------ -------------- ------------ -------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        4,686        (12,479)        --            --           (7,793)
   Platinum Investor Immediate VA                              --             --         19            --               19
MFS VIT Research Series - Initial Class
   Platinum Investor                                        9,884        (24,273)        --            --          (14,389)
   Platinum Investor Immediate VA                              --             --         19            --               19
Navellier Growth Portfolio
   Select Reserve                                          (2,294)      (368,575)        --            --         (370,869)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                             2,659         (2,665)        --            --               (6)
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I
   Platinum Investor                                        8,687        (12,237)        --            --           (3,550)
   Platinum Investor Immediate VA                              --             --         19            --               19
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                             1,915         (1,920)        --            --               (5)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                              --             --         20            --               20
Oppenheimer Global Securities Fund/VA - Non-Service
  Shares
   Platinum Investor Immediate VA                              --             --         19            --               19
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        2,292        (39,264)        --            --          (36,972)
   Platinum Investor Immediate VA                              --             --         20            --               20
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        1,473         (9,843)        --            --           (8,370)
   Platinum Investor Immediate VA                              --             --         20            --               20
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                          758        (51,051)        --            --          (50,293)
   Platinum Investor Immediate VA                              --             --         20            --               20
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                      211,516         (3,152)        --            --          208,364
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                      327,571        (13,009)        --            --          314,562
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                              --             --         20            --               20
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                       17,229        (28,680)        --            --          (11,451)
   Platinum Investor Immediate VA                              --             --         19            --               19
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                       10,921         (4,644)        --            --            6,277
   Platinum Investor Immediate VA                              --             --         19            --               19
Royce Small-Cap Portfolio
   Select Reserve                                          16,260             --         --            --           16,260
Safeco RST Core Equity Portfolio
   Platinum Investor                                          145       (332,154)        --            --         (332,009)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                     Accumulation  Accumulation    Annuity       Annuity     Net Increase
Divisions                                            Units Issued Units Redeemed Units Issued Units Redeemed  (Decrease)
---------------------------------------------------- ------------ -------------- ------------ -------------- ------------
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                     1,038       (300,570)        --             --        (299,532)
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                           --             --         19             --              19
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                           --             --         20             --              20
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                           1,652        (68,506)        --             --         (66,854)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                          19,943        (37,071)        --           (597)        (17,725)
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                          44,024       (205,979)        --             --        (161,955)
   Platinum Investor                                       814        (42,357)        --             --         (41,543)
   Platinum Investor Immediate VA                           --             --         19             --              19
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                          12,834       (133,977)        --           (407)       (121,550)
UIF High Yield Portfolio - Class I
   GENERATIONS                                             232       (197,727)        --             --        (197,495)
   Platinum Investor                                       179        (18,550)        --             --         (18,371)
   Platinum Investor Immediate VA                           --             --         20             --              20
UIF International Magnum Portfolio - Class I
   GENERATIONS                                             160       (108,618)        --           (451)       (108,909)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                          45,957       (194,549)        --           (372)       (148,964)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                          13,007        (40,780)        --             --         (27,773)
UIF Value Portfolio - Class I
   GENERATIONS                                          41,798       (243,121)        --           (438)       (201,761)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                        8,660             --         --             --           8,660
VALIC Company I - Health Sciences Fund
   Select Reserve                                        6,632             --         --             --           6,632
VALIC Company I - Income & Growth Fund
   Select Reserve                                        4,702             --         --             --           4,702
VALIC Company I - International Equities Fund
   Platinum Investor                                     4,210        (13,119)        --             --          (8,909)
   Platinum Investor Immediate VA                           --             --         20             --              20
   Select Reserve                                        7,861             --         --             --           7,861
   VAriety Plus                                             --            (48)        --             --             (48)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                     2,116        (60,185)        --             --         (58,069)
   Platinum Investor Immediate VA                           --             --         19             --              19
   Select Reserve                                        6,927           (302)        --             --           6,625

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------- ------------ -------------- ------------- ------------- ------------
VALIC Company I - Money Market I Fund
   Platinum Investor                                     2,837       (113,717)        --              --       (110,880)
   Platinum Investor Immediate VA                           --             --         --              --             --
   Select Reserve                                      182,609       (100,214)        --              --         82,395
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                     8,773        (57,780)        --              --        (49,007)
   Platinum Investor Immediate VA                           --             --         19              --             19
VALIC Company I - Science & Technology Fund
   Platinum Investor                                    11,408        (10,906)        --              --            502
   Platinum Investor Immediate VA                           --             --         19              --             19
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                    18,746         (5,721)        --              --         13,025
   Platinum Investor Immediate VA                           --             --         19              --             19
VALIC Company I - Social Awareness Fund
   VAriety Plus                                             --             (1)        --              --             (1)
VALIC Company I - Stock Index Fund
   Platinum Investor                                    11,955       (130,348)        --              --       (118,393)
   Platinum Investor Immediate VA                           --             --         19              --             19
   Select Reserve                                        9,246           (400)        --              --          8,846
   VAriety Plus                                             --            (77)        --              --            (77)
Van Kampen Comstock Fund
   Other Contracts                                          --        (35,150)        --            (295)       (35,445)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --             --         --              --             --
Van Kampen High Yield Fund
   Other Contracts                                         470       (144,262)        --          (5,394)      (149,186)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                           1,116       (310,150)        --          (2,848)      (311,882)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             639       (166,052)        --            (132)      (165,545)
   Other Contracts (Deferred Load, Non-Qualified)          965       (158,131)        --          (1,237)      (158,403)
   Other Contracts (Non-Qualified)                          --        (12,079)        --          (1,003)       (13,082)
   VAriety Plus                                          1,475        (68,389)        --              --        (66,914)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                             173       (130,086)        --              --       (129,913)
   Other Contracts (Deferred Load, Non-Qualified)           --        (22,472)        --            (259)       (22,731)
   Other Contracts (Deferred Load, Qualified)               --             --         --            (788)          (788)
   Other Contracts (Non-Qualified)                          --         (9,466)        --              --         (9,466)
   VAriety Plus                                             --        (14,041)        --              --        (14,041)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                          90,858       (750,192)        --              --       (659,334)
   Platinum Investor                                       142        (18,896)        --              --        (18,754)
   Platinum Investor Immediate VA                           --             --         19              --             19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                Accumulation Annuity Annuity
                                                   Accumulation    Units      Units   Units   Net Increase
Divisions                                          Units Issued   Redeemed   Issued  Redeemed  (Decrease)
-------------------------------------------------  ------------ ------------ ------- -------- ------------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                        12,512       (126,655)     --       --     (114,143)
   Other Contracts (Deferred Load, Non-Qualified)      2,647        (21,847) 14,595   (4,518)      (9,123)
   Other Contracts (Deferred Load, Qualified)             --             --      --      (80)         (80)
   Other Contracts (Non-Qualified)                        --        (56,973)     --   (2,153)     (59,126)
   VAriety Plus                                           --        (32,161)     --       --      (32,161)
Van Kampen Reserve Fund
   Other Contracts                                        --       (227,183)     --     (730)    (227,913)
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                         --             --      20       --           20
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                         --             --      20       --           20
WM VT Balanced Portfolio
   WM Advantage                                      282,576     (2,748,171)     --  (42,275)  (2,507,870)
   WM Strategic Asset Manager                        806,431     (3,432,417)     --       --   (2,625,986)
WM VT Conservative Balanced Portfolio
   WM Advantage                                       31,673        (22,698)     --       --        8,975
   WM Strategic Asset Manager                        332,589       (203,995)     --       --      128,594
WM VT Conservative Growth Portfolio
   WM Advantage                                      608,814     (3,030,239)     --       --   (2,421,425)
   WM Strategic Asset Manager                         85,301     (2,760,104)     --       --   (2,674,803)
WM VT Equity Income Fund
   WM Advantage                                      136,773        (88,463)     --       --       48,310
   WM Strategic Asset Manager                        224,167       (332,487)     --       --     (108,320)
WM VT Flexible Income Portfolio
   WM Advantage                                      103,357       (281,169)     --       --     (177,812)
   WM Strategic Asset Manager                         75,955     (1,078,430)     --       --   (1,002,475)
WM VT Growth & Income Fund
   WM Advantage                                        4,683     (1,158,064)     --       --   (1,153,381)
   WM Strategic Asset Manager                          4,983       (906,381)     --       --     (901,398)
WM VT Growth Fund
   WM Advantage                                       17,141     (1,347,132)     --     (118)  (1,330,109)
   WM Strategic Asset Manager                          2,943       (823,059)     --       --     (820,116)
WM VT Income Fund
   WM Advantage                                        9,870     (1,163,161)     --     (460)  (1,153,751)
   WM Strategic Asset Manager                         10,485       (463,619)     --       --     (453,134)
WM VT International Growth Fund
   WM Advantage                                       11,227       (648,587)     --     (320)    (637,680)
   WM Strategic Asset Manager                          9,154        (45,575)     --       --      (36,421)
WM VT Mid Cap Stock Fund
   WM Advantage                                       44,973        (36,961)     --       --        8,012
   WM Strategic Asset Manager                         54,303        (92,369)     --       --      (38,066)
WM VT Money Market Fund
   WM Advantage                                       36,075       (611,393)     --       (5)    (575,323)
   WM Strategic Asset Manager                            610       (772,291)     --       --     (771,681)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                      Accumulation Accumulation Units Annuity Units Annuity Units Net Increase
Divisions                             Units Issued      Redeemed         Issued       Redeemed     (Decrease)
------------------------------------- ------------ ------------------ ------------- ------------- ------------
WM VT Short Term Income Fund
   WM Advantage                           5,580          (834,358)         --          (5,314)       (834,092)
   WM Strategic Asset Manager            10,710          (111,211)         --              --        (100,501)
WM VT Small Cap Growth Fund
   WM Advantage                          14,117          (676,767)         --            (235)       (662,885)
   WM Strategic Asset Manager               656          (150,900)         --              --        (150,244)
WM VT Strategic Growth Portfolio
   WM Advantage                          84,940          (404,975)         --              --        (320,035)
   WM Strategic Asset Manager            23,678          (852,439)         --              --        (828,761)
WM VT U.S. Government Securities Fund
   WM Advantage                           5,889        (1,236,471)         --            (470)     (1,231,052)
   WM Strategic Asset Manager            33,721        (1,567,546)         --              --      (1,533,825)
WM VT West Coast Equity Fund
   WM Advantage                         254,026           (76,323)         --              --         177,703
   WM Strategic Asset Manager            94,998          (252,539)         --              --        (157,541)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                       Investment
                                                                     Unit                Income    Expense    Total
Divisions                                                     Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2005
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                         200,774 $12.21 $2,450,750    0.60%     1.35%     16.35%
   Platinum Investor Immediate VA                                 15  13.79        210    0.67%     0.55%     17.28%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                         789,143   7.79  6,150,190    0.73%     1.35%      4.24%
   Platinum Investor Immediate VA                                 15  11.11        169    0.85%     0.55%      5.08%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 15  12.17        180    0.00%     0.55%     13.82%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 15  12.28        179    0.00%     0.55%      9.22%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                 15  10.62        163    4.56%     0.55%      1.01%
American Century VP Value Fund - Class I
   Platinum Investor                                         175,302  15.37  2,694,140    0.92%     1.35%      3.63%
   Platinum Investor Immediate VA                                 15  11.33        172    0.96%     0.55%      4.46%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                          82,085   7.66    628,731    0.00%     1.35%     -3.98%
   Platinum Investor Immediate VA                                 15  10.34        154    0.00%     0.55%     -3.21%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                          84,528  12.77  1,079,529    0.03%     1.35%      7.71%
   Platinum Investor Immediate VA                                 15  12.30        184    0.03%     0.55%      8.57%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                         296,857   7.41  2,200,322    0.00%     1.35%      2.23%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                         263,139  13.66  3,594,777    0.00%     1.35%      4.39%
   Platinum Investor Immediate VA                                 15  11.48        173    0.00%     0.55%      5.22%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                         415,514  13.39  5,563,332    3.60%     1.35%      1.11%
   Platinum Investor Immediate VA                                 15  10.76        165    3.79%     0.55%      1.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            766,976   7.02  5,387,853    5.78%     0.40%      1.07%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                 --   7.61         --    0.00%     0.40%     -1.95%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               41,319   3.02    124,771    2.48%     1.55%      2.45%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                         104,375  10.16  1,060,848    2.53%     1.35%      2.39%
   Platinum Investor Immediate VA                                 15  10.77        164    2.77%     0.55%      3.21%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         296,415  12.20  3,617,040    0.12%     1.35%     15.09%
   Platinum Investor Immediate VA                                 15  12.85        193    0.14%     0.55%     16.01%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         324,989  11.32  3,678,950    1.49%     1.35%      4.16%
   Platinum Investor Immediate VA                                 15  11.42        173    1.58%     0.55%      4.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2005 - Continued
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                               356,109 $ 6.90 $2,455,781    0.28%     1.35%      4.09%
   Platinum Investor Immediate VA                                       15  10.93        163    0.30%     0.55%      4.93%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     24,000   3.06     73,329    1.83%     1.55%      3.22%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       15  14.16        213    0.00%     0.55%     17.37%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     11,906   2.81     33,413    0.66%     1.55%     17.22%
Franklin Templeton - Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       15  12.48        188    0.84%     0.55%      8.17%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       15  10.53        161    4.81%     0.55%      1.84%
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       15  12.09        183    0.99%     0.55%      9.95%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               138,882  11.72  1,628,330    1.20%     1.35%      8.70%
   Platinum Investor Immediate VA                                       15  12.60        191    1.28%     0.55%      9.57%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               149,816  13.34  1,998,242    3.78%     1.35%      2.17%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                                16,879   9.17    154,830    0.14%     1.35%      1.57%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                50,477  10.02    505,678    1.01%     1.35%     30.18%
   Platinum Investor Immediate VA                                       15  15.91        240    1.12%     0.55%     31.22%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               153,369   5.72    877,861    0.00%     1.35%     10.53%
   Platinum Investor Immediate VA                                       15  12.70        190    0.00%     0.55%     11.41%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                79,130   6.60    522,124    1.03%     1.35%      4.16%
   Platinum Investor Immediate VA                                       15  11.36        173    1.30%     0.55%      4.99%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                       15  12.32        187    0.21%     0.55%      8.61%
JPMorgan Small Company Portfolio
   Platinum Investor                                                38,931  11.36    442,073    0.00%     1.35%      2.03%
   Platinum Investor Immediate VA                                       15  12.28        182    0.00%     0.55%      2.85%
LEVCO Equity Value Fund
   Select Reserve                                                    5,749   7.22     41,488    0.09%     0.40%      8.11%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               225,387   6.53  1,471,762    0.76%     1.35%      0.33%
   Platinum Investor Immediate VA                                       15  11.16        168    0.82%     0.55%      1.13%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               530,893   8.75  4,647,795    0.00%     1.35%      7.73%
   Platinum Investor Immediate VA                                       15  11.90        180    0.00%     0.55%      8.59%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                   Unit                Income    Expense    Total
Divisions                                                   Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
2005 - Continued
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        80,884 $ 8.49 $  686,735    0.00%     1.35%      3.84%
   Platinum Investor Immediate VA                               15  11.32        171    0.00%     0.55%      4.67%
MFS VIT Research Series - Initial Class
   Platinum Investor                                       123,440   7.78    959,855    0.46%     1.35%      6.36%
   Platinum Investor Immediate VA                               15  12.01        182    0.52%     0.55%      7.21%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                              3,488   2.52      8,784    0.84%     1.55%      7.51%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                       124,785   7.00    873,162    0.00%     1.35%     12.22%
   Platinum Investor Immediate VA                               15  12.69        190    0.00%     0.55%     13.12%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                 --   2.98         --    0.00%     1.55%     16.24%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               15  11.29        173    1.93%     0.55%      3.32%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               15  13.33        202    1.09%     0.55%     13.68%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                       272,974  14.99  4,090,747    2.79%     1.35%      0.73%
   Platinum Investor Immediate VA                               15  10.84        167    2.98%     0.55%      1.53%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                       112,399  10.93  1,228,529    2.75%     1.35%      1.13%
   Platinum Investor Immediate VA                               15  10.27        158    2.79%     0.55%      1.94%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       292,287  12.84  3,752,800    3.38%     1.35%      1.08%
   Platinum Investor Immediate VA                               15  10.67        164    3.56%     0.55%      1.89%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                       158,465  10.70  1,695,800    1.27%     1.35%      4.75%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                       227,918  10.82  2,465,661    0.00%     1.35%      5.26%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                               15  11.07        170    8.07%     0.55%      2.49%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                       253,973  10.65  2,704,763    1.58%     1.35%      3.82%
   Platinum Investor Immediate VA                               15  11.28        173    1.70%     0.55%      4.65%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                        68,283  12.62    862,046    0.80%     1.35%     12.57%
   Platinum Investor Immediate VA                               15  13.14        200    0.92%     0.55%     13.48%
Royce Small-Cap Portfolio
   Select Reserve                                          112,695  13.43  1,514,045    0.00%     0.40%      8.13%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2005 - Continued
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                           15 $12.29 $       184    0.00%     0.55%      8.14%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                           15  10.77         165    2.49%     0.55%      1.34%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                         340,531   7.61   2,592,775    3.36%     1.40%      2.77%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                         313,888   7.78   2,442,958    0.37%     1.40%     32.00%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                         962,972   7.82   7,526,085    0.47%     1.40%     14.11%
   Platinum Investor                                   162,385  10.11   1,641,901    0.47%     1.35%     14.16%
   Platinum Investor Immediate VA                           15  12.25         187    0.48%     0.55%     15.08%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                         591,614   8.32   4,925,118    0.97%     1.40%      4.36%
UIF High Yield Portfolio - Class I
   GENERATIONS                                         516,940   6.16   3,185,569    7.22%     1.40%     -0.34%
   Platinum Investor                                   119,393  10.50   1,253,617    7.32%     1.35%     -0.29%
   Platinum Investor Immediate VA                           15  10.92         167    7.55%     0.55%      0.50%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                         531,709   6.34   3,368,662    1.13%     1.40%      9.53%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                         998,330  11.53  11,507,341    0.31%     1.40%     10.75%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                         193,099  20.89   4,033,782    1.18%     1.40%     15.43%
UIF Value Portfolio - Class I
   GENERATIONS                                       1,135,936   8.19   9,305,629    1.30%     1.40%      3.11%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                       10,893  11.23     122,382    0.17%     0.40%      5.48%
VALIC Company I - Health Sciences Fund
   Select Reserve                                        6,262  12.12      75,883    0.00%     0.40%     12.58%
VALIC Company I - Income & Growth Fund
   Select Reserve                                        4,702  11.46      53,905    1.88%     0.40%      4.14%
VALIC Company I - International Equities Fund
   Platinum Investor                                    80,670  10.38     837,658    1.64%     1.35%     15.42%
   Platinum Investor Immediate VA                           15  13.23         203    1.84%     0.55%     16.34%
   Select Reserve                                       24,224  11.27     272,893    1.81%     0.40%     16.52%
   VAriety Plus                                         16,649   1.50      24,940    1.70%     1.55%     15.19%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                   319,472  17.55   5,607,049    0.98%     1.35%     10.70%
   Platinum Investor Immediate VA                           15  12.50         190    1.06%     0.55%     11.58%
   Select Reserve                                       26,207  15.32     401,388    1.19%     0.40%     11.75%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                            --------- ------ ----------- ---------- --------- ----------
2005 - Continued
VALIC Company I - Money Market I Fund
   Platinum Investor                                   228,434 $10.89 $ 2,488,367    2.88%     1.35%      1.35%
   Select Reserve                                      878,323   6.00   5,270,144    2.60%     0.40%      2.32%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                   126,804   4.72     598,917    0.13%     1.35%     -0.11%
   Platinum Investor Immediate VA                           15  11.19         166    0.14%     0.55%      0.69%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                   103,739   3.93     407,328    0.00%     1.35%      1.95%
   Platinum Investor Immediate VA                           15  10.79         161    0.00%     0.55%      2.76%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                    72,861  13.28     967,745    0.84%     1.35%      2.87%
   Platinum Investor Immediate VA                           15  11.90         177    0.98%     0.55%      3.70%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                            838   3.43       2,877    1.17%     1.55%      2.47%
VALIC Company I - Stock Index Fund
   Platinum Investor                                   665,355   9.22   6,132,525    1.46%     1.35%      3.16%
   Platinum Investor Immediate VA                           15  11.21         172    1.58%     0.55%      3.99%
   Select Reserve                                       60,862   9.93     604,481    1.47%     0.40%      4.14%
   VAriety Plus                                         52,187   4.43     231,000    1.48%     1.55%      2.96%
Van Kampen Comstock Fund
   Other Contracts                                     172,098  30.64   5,272,945    1.69%     0.75%      3.42%
Van Kampen Corporate Bond Fund
   Other Contracts                                      44,735   6.87     307,396    4.68%     0.75%      1.69%
Van Kampen High Yield Fund
   Other Contracts                                     979,118   5.66   5,541,048    7.35%     0.75%      0.52%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                       1,145,132  12.21  13,977,951    0.27%     1.40%      6.44%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                         669,685  16.49  11,043,888    0.76%     1.40%      6.65%
   Other Contracts (Deferred Load, Non-Qualified)      782,241   6.35   4,966,677    0.71%     1.25%      6.81%
   Other Contracts (Deferred Load, Qualified)               --   6.31          --    0.71%     1.25%      6.81%
   Other Contracts (Non-Qualified)                      85,430   7.11     607,240    0.71%     0.75%      7.34%
   VAriety Plus                                        198,357   3.20     634,874    0.70%     1.55%      6.49%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                         443,927  12.76   5,662,366    4.37%     1.40%      2.10%
   Other Contracts (Deferred Load, Non-Qualified)      337,054   4.42   1,489,718    4.14%     1.25%      2.25%
   Other Contracts (Deferred Load, Qualified)            4,921   4.67      22,975    4.14%     1.25%      2.26%
   Other Contracts (Non-Qualified)                      83,341   5.06     421,837    4.14%     0.75%      2.77%
   VAriety Plus                                         75,733   2.50     189,701    3.58%     1.55%      1.95%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                       3,811,200  11.02  41,987,846    1.17%     1.40%      8.46%
   Platinum Investor                                   151,978  12.74   1,936,953    1.15%     1.35%      8.52%
   Platinum Investor Immediate VA                           15  12.19         186    1.22%     0.55%      9.38%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                  Investment Expense Total
                                                              Unit                  Income    Ratio  Return
Divisions                                            Units    Value   Net Assets  Ratio (a)    (b)    (c)
-------------------------------------------------  ---------- ------ ------------ ---------- ------- ------
2005 - Continued
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                        161,993 $ 9.11 $  1,475,955    2.44%    1.40%   1.26%
   Other Contracts (Deferred Load, Non-Qualified)     465,982   2.62    1,222,497    2.72%    1.25%   1.41%
   Other Contracts (Deferred Load, Qualified)              --   2.62           --    2.72%    1.25%   1.41%
   Other Contracts (Non-Qualified)                    133,316   2.94      392,415    2.72%    0.75%   1.92%
Van Kampen Reserve Fund
   Other Contracts                                     64,470   4.21      271,546    2.25%    0.75%   1.53%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                          15  11.04          169    8.14%    0.55%   2.19%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                          16  13.85          215    3.09%    0.55%  11.22%
WM VT Balanced Portfolio
   WM Advantage                                    13,473,636   1.40   18,880,041    1.92%    1.40%   4.54%
   WM Strategic Asset Manager                      24,705,106   9.14  225,771,616    1.87%    1.40%   4.54%
WM VT Conservative Balanced Portfolio
   WM Advantage                                       288,776   1.29      371,321    2.25%    1.40%   3.14%
   WM Strategic Asset Manager                       1,931,866   6.71   12,954,219    2.29%    1.40%   3.14%
WM VT Conservative Growth Portfolio
   WM Advantage                                    15,531,551   1.37   21,205,847    1.19%    1.40%   5.55%
   WM Strategic Asset Manager                      16,108,452   9.51  153,239,074    1.25%    1.40%   5.55%
WM VT Equity Income Fund
   WM Advantage                                       979,696   1.78    1,741,099    1.60%    1.40%   8.74%
   WM Strategic Asset Manager                       2,685,742   8.97   24,083,259    1.60%    1.40%   8.74%
WM VT Flexible Income Portfolio
   WM Advantage                                     1,278,514   1.31    1,678,211    3.29%    1.40%   1.98%
   WM Strategic Asset Manager                       5,803,431   7.81   45,312,895    3.37%    1.40%   1.98%
WM VT Growth & Income Fund
   WM Advantage                                     4,632,598   2.68   12,416,173    1.22%    1.40%   1.87%
   WM Strategic Asset Manager                       4,258,719   6.28   26,733,524    1.21%    1.40%   1.87%
WM VT Growth Fund
   WM Advantage                                     6,008,681   3.05   18,326,386    0.54%    1.40%   5.92%
   WM Strategic Asset Manager                       3,259,242   6.67   21,737,762    0.52%    1.40%   5.92%
WM VT Income Fund
   WM Advantage                                     4,965,639   1.84    9,161,455    5.88%    1.40%   0.98%
   WM Strategic Asset Manager                       1,403,063   7.07    9,914,583    5.67%    1.40%   0.98%
WM VT International Growth Fund
   WM Advantage                                     3,210,892   1.75    5,618,477    1.53%    1.40%  16.23%
   WM Strategic Asset Manager                         518,465   6.26    3,246,202    1.50%    1.40%  16.23%
WM VT Mid Cap Stock Fund
   WM Advantage                                       502,105   1.81      907,408    0.47%    1.40%  11.82%
   WM Strategic Asset Manager                         674,912   9.04    6,098,498    0.45%    1.40%  11.82%
WM VT Money Market Fund
   WM Advantage                                     1,104,687   1.30    1,434,891    2.66%    1.40%   1.16%
   WM Strategic Asset Manager                       1,204,188   5.78    6,965,659    2.50%    1.40%   1.16%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                        Investment
                                                                     Unit                 Income    Expense    Total
Divisions                                                    Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2005 - Continued
WM VT Short Term Income Fund
   WM Advantage                                            2,811,489 $ 1.47 $ 4,121,263    3.88%     1.40%      0.23%
   WM Strategic Asset Manager                                431,283   6.51   2,806,059    3.63%     1.40%      0.23%
WM VT Small Cap Growth Fund
   WM Advantage                                            3,235,146   1.93   6,245,387    0.00%     1.40%     -3.09%
   WM Strategic Asset Manager                                585,522   5.93   3,473,852    0.00%     1.40%     -3.09%
WM VT Strategic Growth Portfolio
   WM Advantage                                              693,922   1.27     884,329    0.61%     1.40%      6.22%
   WM Strategic Asset Manager                              5,446,225  10.28  55,973,253    0.65%     1.40%      6.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                            4,247,688   1.63   6,912,207    4.39%     1.40%      0.85%
   WM Strategic Asset Manager                              1,909,404   6.54  12,496,759    4.37%     1.40%      0.85%
WM VT West Coast Equity Fund
   WM Advantage                                              692,401   1.65   1,143,012    0.78%     1.40%      7.07%
   WM Strategic Asset Manager                              2,054,268  10.68  21,932,198    0.70%     1.40%      7.07%

2004
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                         247,852  10.49   2,600,236    0.60%     1.35%     22.34%
   Platinum Investor Immediate VA                                 19  11.75         229    1.17%     0.55%     17.55%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                       1,057,615   7.48   7,907,100    0.43%     1.35%      4.35%
   Platinum Investor Immediate VA                                 19  10.57         206    0.90%     0.55%      5.72%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 19  10.69         202    0.00%     0.55%      6.90%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 19  11.24         210    0.00%     0.55%     12.40%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                 20  10.51         206    3.28%     0.55%      5.11%
American Century VP Value Fund - Class I
   Platinum Investor                                         184,061  14.83   2,729,694    0.94%     1.35%     12.80%
   Platinum Investor Immediate VA                                 19  10.84         211    0.00%     0.55%      8.43%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                          95,170   7.98     759,174    0.00%     1.35%      9.38%
   Platinum Investor Immediate VA                                 19  10.68         204    0.00%     0.55%      6.81%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                          99,517  11.86   1,179,958    0.36%     1.35%     12.94%
   Platinum Investor Immediate VA                                 19  11.33         218    0.71%     0.55%     13.26%
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor                                         431,982   7.25   3,132,033    0.36%     1.35%      4.79%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                         354,417  13.09   4,638,295    0.18%     1.35%      9.85%
   Platinum Investor Immediate VA                                 19  10.91         210    0.38%     0.55%      9.09%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2004 - Continued
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               527,122 $13.24 $6,980,308    3.95%     1.35%      1.98%
   Platinum Investor Immediate VA                                       20  10.55        207    4.93%     0.55%      5.55%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  815,171   6.95  5,665,554    5.48%     0.40%      8.25%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                    4,473   7.77     34,740    8.87%     0.40%      7.98%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     49,298   2.95    145,308    2.65%     1.55%      3.85%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               118,686   9.93  1,178,113    2.47%     1.35%      3.77%
   Platinum Investor Immediate VA                                       20  10.44        204    0.00%     0.55%      4.39%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                               355,870  10.60  3,773,254    0.20%     1.35%     13.62%
   Platinum Investor Immediate VA                                       19  11.08        214    0.00%     0.55%     10.77%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                               378,077  10.87  4,109,039    1.43%     1.35%      9.74%
   Platinum Investor Immediate VA                                       19  10.87        211    0.00%     0.55%      8.73%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                               404,714   6.63  2,681,261    0.14%     1.35%      1.74%
   Platinum Investor Immediate VA                                       19  10.41        200    0.00%     0.55%      4.13%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     27,885   2.96     82,545    1.27%     1.55%      8.91%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       19  12.07        232    0.00%     0.55%     20.68%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     14,268   2.39     34,161    1.09%     1.55%     11.89%
Franklin Templeton - Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       19  11.54        223    0.00%     0.55%     15.39%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       20  10.34        202    0.00%     0.55%      3.38%
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       19  11.00        214    0.00%     0.55%     10.00%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               178,423  10.79  1,924,576    1.05%     1.35%     16.94%
   Platinum Investor Immediate VA                                       19  11.50        223    0.00%     0.55%     14.98%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               159,471  13.05  2,081,861    2.68%     1.35%     14.17%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                                20,023   9.03    180,833    0.68%     1.35%      7.62%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                51,190   7.70    393,944    0.82%     1.35%     17.10%
   Platinum Investor Immediate VA                                       19  12.13        235    0.67%     0.55%     21.26%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                         Investment
                                                                       Unit                Income    Expense    Total
Divisions                                                       Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
2004 - Continued
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                           194,236 $ 5.18 $1,005,860    0.00%     1.35%     18.86%
   Platinum Investor Immediate VA                                   19  11.40        219    0.00%     0.55%     13.96%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                           116,913   6.34    740,654    0.87%     1.35%      3.13%
   Platinum Investor Immediate VA                                   20  10.82        211    1.09%     0.55%      8.19%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                   19  11.34        220    0.00%     0.55%     13.41%
JPMorgan Small Company Portfolio
   Platinum Investor                                            40,293  11.13    448,424    0.00%     1.35%     25.47%
   Platinum Investor Immediate VA                                   19  11.94        228    0.00%     0.55%     19.39%
LEVCO Equity Value Fund
   Select Reserve                                                9,836   6.67     65,653    1.84%     0.40%     13.31%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                           269,897   6.51  1,756,685    0.35%     1.35%     10.96%
   Platinum Investor Immediate VA                                   19  11.03        214    0.00%     0.55%     10.33%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                           709,358   8.13  5,764,601    0.00%     1.35%     11.44%
   Platinum Investor Immediate VA                                   19  10.96        212    0.00%     0.55%      9.58%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                            97,963   8.18    800,994    0.00%     1.35%      5.09%
   Platinum Investor Immediate VA                                   19  10.81        207    0.00%     0.55%      8.12%
MFS VIT Research Series - Initial Class
   Platinum Investor                                           133,379   7.31    975,133    1.05%     1.35%     14.30%
   Platinum Investor Immediate VA                                   19  11.21        217    0.00%     0.55%     12.06%
Navellier Growth Portfolio
   Select Reserve                                                   --   6.27         --    0.00%     0.40%     -8.77%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                  4,606   2.34     10,790    1.20%     1.55%      7.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                           133,993   6.24    835,491    0.00%     1.35%     14.75%
   Platinum Investor Immediate VA                                   19  11.21        213    0.00%     0.55%     12.15%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                  1,143   2.56      2,930    0.01%     1.55%     17.15%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                   20  10.93        213    0.00%     0.55%      9.27%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                   19  11.73        226    0.00%     0.55%     17.28%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                           313,664  14.88  4,666,568    0.97%     1.35%      7.46%
   Platinum Investor Immediate VA                                   20  10.67        210    1.37%     0.55%      6.75%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                   Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------- --------- ------ ---------- ---------- --------- ----------
2004 - Continued
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        117,669 $10.81 $1,271,751    1.24%     1.35%     -0.06%
   Platinum Investor Immediate VA                                20  10.08        197    1.67%     0.55%      0.76%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        334,567  12.70  4,249,720    1.85%     1.35%      3.49%
   Platinum Investor Immediate VA                                20  10.47        205    1.92%     0.55%      4.68%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        208,364  10.22  2,128,595    0.00%     1.35%      2.16%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        314,562  10.28  3,232,917    0.00%     1.35%      2.78%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                20  10.80        211    0.00%     0.55%      8.00%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        281,598  10.26  2,888,580    1.53%     1.35%      9.62%
   Platinum Investor Immediate VA                                19  10.78        210    0.00%     0.55%      7.76%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         63,549  11.21    712,657    1.10%     1.35%     19.36%
   Platinum Investor Immediate VA                                19  11.58        225    0.00%     0.55%     15.78%
Royce Small-Cap Portfolio
   Select Reserve                                            84,549  12.43  1,050,523    0.00%     0.40%     24.45%
Safeco RST Core Equity Portfolio
   Platinum Investor                                             --   7.33         --    1.96%     1.35%      4.00%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                             --  12.85         --    0.00%     1.35%     17.43%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                19  11.36        216    0.00%     0.55%     13.64%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                20  10.63        207    2.93%     0.55%      6.29%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                              469,484   7.41  3,478,305    3.63%     1.40%      2.92%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                              367,533   5.90  2,167,044    0.65%     1.40%     21.40%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                            1,301,230   6.85  8,912,553    0.17%     1.40%      6.27%
   Platinum Investor                                        251,382   8.86  2,226,436    0.17%     1.35%      6.33%
   Platinum Investor Immediate VA                                19  10.64        206    0.32%     0.55%      6.43%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                              771,775   7.98  6,156,289    0.74%     1.40%     11.96%
UIF High Yield Portfolio - Class I
   GENERATIONS                                              707,187   6.18  4,372,988    6.13%     1.40%      7.96%
   Platinum Investor                                        140,367  10.53  1,478,195    6.17%     1.35%      8.02%
   Platinum Investor Immediate VA                                20  10.86        212   11.53%     0.55%      8.61%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                              685,072   5.78  3,962,697    2.79%     1.40%     15.76%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                           Investment
                                                        Unit                 Income    Expense    Total
Divisions                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2004 - Continued
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                1,323,508 $10.41 $13,774,539    0.02%     1.40%     13.00%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                  271,296  18.10   4,909,743    1.60%     1.40%     34.50%
UIF Value Portfolio - Class I
   GENERATIONS                                1,476,511   7.94  11,730,389    0.97%     1.40%     16.20%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                 8,660  10.65      92,226    0.68%     0.40%      6.50%
VALIC Company I - Health Sciences Fund
   Select Reserve                                 6,632  10.76      71,393    0.00%     0.40%      7.65%
VALIC Company I - Income & Growth Fund
   Select Reserve                                 4,702  11.01      51,761    2.00%     0.40%     10.07%
VALIC Company I - International Equities Fund
   Platinum Investor                             90,929   9.00     818,047    1.35%     1.35%     16.28%
   Platinum Investor Immediate VA                    20  11.38         222    0.93%     0.55%     13.75%
   Select Reserve                                19,493   9.67     188,463    1.25%     0.40%     17.39%
   VAriety Plus                                  16,693   1.30      21,708    1.41%     1.55%     16.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                            400,742  15.86   6,353,763    0.81%     1.35%     14.49%
   Platinum Investor Immediate VA                    19  11.20         216    0.68%     0.55%     12.03%
   Select Reserve                                18,116  13.71     248,297    0.89%     0.40%     15.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                            265,990  10.75   2,858,757    0.79%     1.35%     -0.55%
   Platinum Investor Immediate VA                    --  10.03          --    0.00%     0.55%      0.32%
   Select Reserve                               996,460   5.86   5,843,492    0.84%     0.40%      0.40%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                            177,381   4.73     838,724    0.49%     1.35%      8.58%
   Platinum Investor Immediate VA                    19  11.11         211    1.06%     0.55%     11.13%
VALIC Company I - Science & Technology Fund
   Platinum Investor                            140,172   3.85     539,876    0.00%     1.35%     -0.56%
   Platinum Investor Immediate VA                    19  10.50         199    0.00%     0.55%      5.00%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                             81,803  12.91   1,056,149    0.81%     1.35%     16.31%
   Platinum Investor Immediate VA                    19  11.48         217    0.67%     0.55%     14.80%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                     839   3.35       2,810    1.20%     1.55%      8.89%
VALIC Company I - Stock Index Fund
   Platinum Investor                            908,753   8.93   8,119,171    1.54%     1.35%      9.03%
   Platinum Investor Immediate VA                    19  10.78         210    1.75%     0.55%      7.80%
   Select Reserve                                59,044   9.54     563,097    1.58%     0.40%     10.07%
   VAriety Plus                                  55,810   4.30     239,944    1.54%     1.55%      8.81%
Van Kampen Comstock Fund
   Other Contracts                              217,619  29.63   6,447,271    0.00%     0.75%     16.69%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
2004 - Continued
Van Kampen Corporate Bond Fund
   Other Contracts                                       45,928 $ 6.76 $    310,362    0.00%     0.75%      4.25%
Van Kampen High Yield Fund**
   Other Contracts                                    1,146,821   5.63    6,456,460    0.00%     0.75%      9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        1,502,640  11.47   17,232,754    0.00%     1.40%      5.55%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          881,049  15.46   13,623,368    0.39%     1.40%      2.61%
   Other Contracts (Deferred Load, Non-Qualified)       843,655   5.94    5,015,022    0.38%     1.25%      2.76%
   Other Contracts (Deferred Load, Qualified)             1,236   5.91        7,303    0.38%     1.25%      2.76%
   Other Contracts (Non-Qualified)                       94,096   6.62      623,079    0.38%     0.75%      3.27%
   VAriety Plus                                         212,061   3.01      637,357    0.42%     1.55%      2.45%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          591,196  12.49    7,385,577    4.84%     1.40%      2.72%
   Other Contracts (Deferred Load, Non-Qualified)       360,521   4.32    1,558,305    4.90%     1.25%      2.87%
   Other Contracts (Deferred Load, Qualified)             8,478   4.57       38,707    4.90%     1.25%      2.87%
   Other Contracts (Non-Qualified)                       99,245   4.93      488,816    4.90%     0.75%      3.39%
   VAriety Plus                                         103,191   2.46      253,537    4.68%     1.55%      2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        4,884,521  10.16   49,614,205    0.99%     1.40%     12.79%
   Platinum Investor                                    177,140  11.74    2,080,463    0.93%     1.35%     12.84%
   Platinum Investor Immediate VA                            19  11.14          217    0.00%     0.55%     11.41%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          269,953   9.00    2,429,021    0.77%     1.40%     -0.60%
   Other Contracts (Deferred Load, Non-Qualified)       496,150   2.59    1,283,536    0.82%     1.25%     -0.45%
   Other Contracts (Deferred Load, Qualified)             1,539   2.59        3,982    0.82%     1.25%     -0.45%
   Other Contracts (Non-Qualified)                      183,863   2.89      531,018    0.82%     0.75%      0.05%
   VAriety Plus                                              --   1.76           --    0.12%     1.55%     -0.75%
Van Kampen Reserve Fund
   Other Contracts                                       69,062   4.15      286,496    0.00%     0.75%     -0.29%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                            20  10.80          211    0.00%     0.55%      8.02%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                            20  12.46          246    0.00%     0.55%     24.56%
WM VT Balanced Portfolio
   WM Advantage                                      15,324,809   1.34   20,541,849    1.81%     1.40%      8.59%
   WM Strategic Asset Manager                        28,412,338   8.74  248,381,621    1.83%     1.40%      8.59%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         322,683   1.25      402,275    2.05%     1.40%      6.70%
   WM Strategic Asset Manager                         2,164,179   6.50   14,069,712    1.99%     1.40%      6.70%
WM VT Conservative Growth Portfolio
   WM Advantage                                      18,656,187   1.29   24,131,927    1.38%     1.40%     10.22%
   WM Strategic Asset Manager                        18,998,377   9.01  171,221,900    1.35%     1.40%     10.22%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                          Investment
                                                        Unit                Income    Expense    Total
Divisions                                       Units   Value Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------- --------- ----- ----------- ---------- --------- ----------
2004 - Continued
WM VT Equity Income Fund
   WM Advantage                                 836,126 $1.63 $ 1,366,522    1.76%     1.40%     17.46%
   WM Strategic Asset Manager                 2,719,921  8.25  22,429,587    1.68%     1.40%     17.47%
WM VT Flexible Income Portfolio
   WM Advantage                               1,334,703  1.29   1,717,979    3.42%     1.40%      4.99%
   WM Strategic Asset Manager                 6,865,841  7.66  52,568,380    3.30%     1.40%      4.99%
WM VT Growth & Income Fund
   WM Advantage                               5,616,835  2.63  14,778,005    1.04%     1.40%      7.57%
   WM Strategic Asset Manager                 5,015,663  6.16  30,907,631    1.03%     1.40%      7.57%
WM VT Growth Fund
   WM Advantage                               7,248,233  2.88  20,870,839    0.00%     1.40%      6.72%
   WM Strategic Asset Manager                 4,064,538  6.30  25,592,873    0.00%     1.40%      6.72%
WM VT Income Fund
   WM Advantage                               5,976,351  1.83  10,919,109    5.95%     1.40%      4.09%
   WM Strategic Asset Manager                 1,634,050  7.00  11,434,686    5.85%     1.40%      4.09%
WM VT International Growth Fund
   WM Advantage                               3,777,836  1.51   5,687,400    1.16%     1.40%     12.03%
   WM Strategic Asset Manager                   524,395  5.39   2,824,820    1.11%     1.40%     12.03%
WM VT Mid Cap Stock Fund
   WM Advantage                                 535,027  1.62     864,678    0.31%     1.40%     13.00%
   WM Strategic Asset Manager                   765,173  8.08   6,183,116    0.32%     1.40%     13.00%
WM VT Money Market Fund
   WM Advantage                               1,886,781  1.28   2,422,674    0.80%     1.40%     -0.55%
   WM Strategic Asset Manager                 1,419,380  5.72   8,116,323    0.79%     1.40%     -0.55%
WM VT Short Term Income Fund
   WM Advantage                               3,525,591  1.46   5,156,343    3.82%     1.40%      0.65%
   WM Strategic Asset Manager                   582,836  6.49   3,783,522    3.90%     1.40%      0.65%
WM VT Small Cap Growth Fund
   WM Advantage                               3,886,602  1.99   7,742,076    0.00%     1.40%      3.22%
   WM Strategic Asset Manager                   776,893  6.12   4,756,101    0.00%     1.40%      3.22%
WM VT Strategic Growth Portfolio
   WM Advantage                               1,045,397  1.20   1,254,281    0.71%     1.40%     11.26%
   WM Strategic Asset Manager                 6,436,098  9.68  62,275,834    0.64%     1.40%     11.26%
WM VT U.S. Government Securities Fund
   WM Advantage                               5,151,256  1.61   8,311,717    3.87%     1.40%      2.34%
   WM Strategic Asset Manager                 2,401,347  6.49  15,583,604    3.64%     1.40%      2.34%
WM VT West Coast Equity Fund
   WM Advantage                                 883,329  1.54   1,361,934    0.23%     1.40%     11.46%
   WM Strategic Asset Manager                 2,329,097  9.97  23,224,880    0.25%     1.40%     11.46%

2003
AIM V.I. International Growth Fund - Series I
   Platinum Investor                            293,433  8.58   2,516,223    0.51%     1.35%     27.33%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                          1,229,852  7.16   8,811,182    0.29%     1.35%     23.40%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2003 - Continued
American Century VP Value Fund - Class I
   Platinum Investor                                               201,505 $13.15 $2,649,270    0.99%     1.35%     27.23%
Ayco Growth Fund
   Platinum Investor                                                    --   8.21         --    0.70%     1.35%     25.57%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                94,929   7.29    692,297    0.00%     1.35%     46.56%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                               106,504  10.50  1,118,114    0.29%     1.35%     29.96%
Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares
   Platinum Investor                                               508,110   6.92  3,515,708    0.11%     1.35%     24.32%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                               418,740  11.91  4,988,809    0.03%     1.35%     29.93%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               603,452  12.98  7,835,773    4.14%     1.35%      3.54%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                                       --   7.32         --    1.72%     0.40%     11.92%
Evergreen Offit VA U.S. Government Securities Fund - Class 1
   Select Reserve                                                       --   6.55         --    0.00%     0.40%     -0.22%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  810,256   6.42  5,201,999    8.99%     0.40%     17.79%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                       --   7.19         --    0.76%     0.40%     16.29%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     49,354   2.84    140,085    3.51%     1.55%     16.16%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               115,115   9.57  1,101,182    3.34%     1.35%     16.09%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                               341,168   9.33  3,183,882    0.27%     1.35%     26.48%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                               413,510   9.90  4,095,177    1.53%     1.35%     28.29%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                               459,734   6.51  2,993,689    0.11%     1.35%     30.77%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     28,566   2.72     77,640    1.45%     1.55%     26.44%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     14,344   2.14     30,693    0.41%     1.55%     41.17%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               184,604   9.22  1,702,799    1.57%     1.35%     30.44%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               167,452  11.43  1,914,777    2.44%     1.35%     30.19%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                                21,804   8.39    182,963    0.00%     1.35%      2.19%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                48,214   6.57    316,869    0.89%     1.35%     32.73%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                         Investment
                                                                       Unit                Income    Expense    Total
Divisions                                                       Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
2003 - Continued
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                           203,381 $ 4.36 $  886,100    0.00%     1.35%     32.96%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                           130,758   6.14    803,247    0.79%     1.35%     22.02%
JPMorgan Small Company Portfolio
   Platinum Investor                                            32,902   8.87    291,844    0.00%     1.35%     34.16%
LEVCO Equity Value Fund
   Select Reserve                                                5,900   5.89     34,752    1.43%     0.40%     28.06%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                           302,481   5.87  1,774,368    0.23%     1.35%     25.68%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                           826,345   7.29  6,025,670    0.00%     1.35%     28.48%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                           105,756   7.78    822,829    0.00%     1.35%     31.93%
MFS VIT Research Series - Initial Class
   Platinum Investor                                           147,768   6.40    945,198    0.67%     1.35%     23.03%
Navellier Growth Portfolio
   Select Reserve                                              370,869   6.87  2,548,182    0.00%     0.40%     39.87%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                  4,612   2.18     10,037    1.71%     1.55%     14.49%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                           137,543   5.43    747,393    0.00%     1.35%     26.36%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                  1,148   2.19      2,510    0.00%     1.55%     33.01%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                           350,636  13.84  4,854,532    2.87%     1.35%      7.39%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                           126,039  10.81  1,362,987    1.85%     1.35%      0.68%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                           384,860  12.27  4,723,910    2.94%     1.35%      3.64%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                           293,049   9.36  2,742,198    1.71%     1.35%     25.67%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                            57,272   9.40    538,099    1.36%     1.35%     36.00%
Royce Small-Cap Portfolio
   Select Reserve                                               68,289   9.98    681,782    0.00%     0.40%     40.54%
Safeco RST Core Equity Portfolio
   Platinum Investor                                           332,009   7.04  2,338,987    0.92%     1.35%     23.11%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                           299,532  10.94  3,277,101    0.00%     1.35%     41.03%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                                 536,338   7.20  3,860,994    0.06%     1.40%      3.18%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                                 385,258   4.86  1,871,082    0.00%     1.40%     47.59%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                           Investment
                                                        Unit                 Income    Expense    Total
Divisions                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2003 - Continued
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                1,463,185 $ 6.44 $ 9,430,151    0.00%     1.40%     23.19%
   Platinum Investor                            292,925   8.33   2,439,986    0.00%     1.35%     23.25%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                  893,325   7.12   6,364,535    0.00%     1.40%     27.17%
UIF High Yield Portfolio - Class I
   GENERATIONS                                  904,682   5.73   5,181,607    0.00%     1.40%     23.96%
   Platinum Investor                            158,738   9.75   1,547,581    0.00%     1.35%     24.02%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                  793,981   5.00   3,967,517    0.12%     1.40%     25.65%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                1,472,472   9.21  13,561,919    0.00%     1.40%     39.54%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                  299,069  13.46   4,024,076    0.00%     1.40%     35.60%
UIF Value Portfolio - Class I
   GENERATIONS                                1,678,272   6.84  11,474,771    0.00%     1.40%     32.22%
VALIC Company I - International Equities Fund
   Platinum Investor                             99,838   7.74     772,461    1.34%     1.35%     27.90%
   Select Reserve                                11,632   8.24      95,807    1.43%     0.40%     29.12%
   VAriety Plus                                  16,741   1.12      18,760    1.16%     1.55%     27.64%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                            458,811  13.85   6,353,666    0.63%     1.35%     33.31%
   Select Reserve                                11,491  11.86     136,263    0.66%     0.40%     34.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                            376,870  10.81   4,072,734    0.74%     1.35%     -0.75%
   Select Reserve                               914,065   5.84   5,338,823    0.47%     0.40%      0.20%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                            226,388   4.35     985,902    0.00%     1.35%     47.28%
VALIC Company I - Science & Technology Fund
   Platinum Investor                            139,670   3.87     540,958    0.00%     1.35%     49.44%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                             68,778  11.10     763,468    0.47%     1.35%     44.50%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                     840   3.08       2,584    1.01%     1.55%     26.47%
VALIC Company I - Stock Index Fund
   Platinum Investor                          1,027,146   8.19   8,417,062    1.28%     1.35%     26.48%
   Select Reserve                                50,198   8.66     434,945    1.31%     0.40%     27.69%
   VAriety Plus                                  55,887   3.95     220,820    1.35%     1.55%     26.23%
Van Kampen Comstock Fund
   Other Contracts                              253,064  25.39   6,424,931    1.29%     0.75%     30.00%
Van Kampen Corporate Bond Fund
   Other Contracts                               45,928   6.48     297,700    6.20%     0.75%      8.99%
Van Kampen High Yield Fund
   Other Contracts                            1,296,007   5.13   6,652,625    8.13%     0.75%     23.32%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
2003 - Continued
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        1,814,522 $10.87 $ 19,715,980    0.00%     1.40%     25.58%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                        1,046,594  15.07   15,772,209    0.50%     1.40%     24.13%
   Other Contracts (Deferred Load, Non-Qualified)     1,002,058   5.78    5,796,677    0.49%     1.25%     24.32%
   Other Contracts (Deferred Load, Qualified)             1,236   5.75        7,107    0.49%     1.25%     24.32%
   Other Contracts (Non-Qualified)                      107,178   6.41      687,199    0.49%     0.75%     24.94%
   VAriety Plus                                         278,975   2.93      818,406    0.49%     1.55%     23.94%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          721,109  12.16    8,769,945    4.96%     1.40%      0.33%
   Other Contracts (Deferred Load, Non-Qualified)       383,252   4.20    1,610,266    4.26%     1.25%      0.48%
   Other Contracts (Deferred Load, Qualified)             9,266   4.44       41,122    4.26%     1.25%      0.48%
   Other Contracts (Non-Qualified)                      108,711   4.76      517,881    4.26%     0.75%      0.99%
   Variety Plus                                         117,232   2.40      280,829    4.62%     1.55%      0.18%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        5,543,855   9.01   49,926,471    0.94%     1.40%     26.25%
   Platinum Investor                                    195,894  10.41    2,038,840    0.86%     1.35%     26.31%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          384,096   9.05    3,476,975    0.56%     1.40%     -0.83%
   Other Contracts (Deferred Load, Non-Qualified)       505,273   2.60    1,313,075    0.58%     1.25%     -0.68%
   Other Contracts (Deferred Load, Qualified)             1,619   2.60        4,209    0.58%     1.25%     -0.68%
   Other Contracts (Non-Qualified)                      242,989   2.89      701,453    0.58%     0.75%     -0.18%
   VAriety Plus                                          32,161   1.77       56,906    1.05%     1.55%     -0.98%
Van Kampen Reserve Fund
   Other Contracts                                      296,975   4.16    1,235,600    0.32%     0.75%     -0.23%
WM VT Balanced Portfolio
   WM Advantage                                      17,832,679   1.23   22,012,676    2.30%     1.40%     21.04%
   WM Strategic Asset Manager                        31,038,324   8.05  249,875,607    2.33%     1.40%     21.04%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         313,708   1.17      366,513    2.05%     1.40%     15.46%
   WM Strategic Asset Manager                         2,035,585   6.09   12,402,291    1.94%     1.40%     15.46%
WM VT Conservative Growth Portfolio
   WM Advantage                                      21,077,612   1.17   24,735,337    2.06%     1.40%     26.95%
   WM Strategic Asset Manager                        21,673,180   8.18  177,210,651    2.05%     1.40%     26.95%
WM VT Equity Income Fund
   WM Advantage                                         787,816   1.39    1,096,129    2.23%     1.40%     28.29%
   WM Strategic Asset Manager                         2,828,241   7.02   19,855,115    2.50%     1.40%     28.29%
WM VT Flexible Income Portfolio
   WM Advantage                                       1,512,515   1.23    1,854,403    2.56%     1.40%     11.72%
   WM Strategic Asset Manager                         7,868,316   7.29   57,382,845    2.61%     1.40%     11.72%
WM VT Growth & Income Fund
   WM Advantage                                       6,770,216   2.45   16,559,568    1.17%     1.40%     25.04%
   WM Strategic Asset Manager                         5,917,061   5.73   33,897,273    1.18%     1.40%     25.04%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                Investment
                                                             Unit                 Income    Expense    Total
Divisions                                            Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2003 - Continued
WM VT Growth Fund
   WM Advantage                                    8,578,342 $ 2.70 $23,145,774    0.00%     1.40%      27.39%
   WM Strategic Asset Manager                      4,884,654   5.90  28,820,484    0.00%     1.40%      27.39%
WM VT Income Fund
   WM Advantage                                    7,130,102   1.76  12,514,840    5.64%     1.40%       8.25%
   WM Strategic Asset Manager                      2,087,184   6.72  14,031,340    6.39%     1.40%       8.25%
WM VT International Growth Fund
   WM Advantage                                    4,415,516   1.34   5,933,738    1.24%     1.40%      33.62%
   WM Strategic Asset Manager                        560,816   4.81   2,696,670    1.23%     1.40%      33.63%
WM VT Mid Cap Stock Fund
   WM Advantage                                      527,015   1.43     753,763    0.28%     1.40%      25.96%
   WM Strategic Asset Manager                        803,239   7.15   5,744,132    0.30%     1.40%      25.96%
WM VT Money Market Fund
   WM Advantage                                    2,462,104   1.29   3,178,772    0.60%     1.40%      -0.75%
   WM Strategic Asset Manager                      2,191,061   5.75  12,597,839    0.65%     1.40%      -0.75%
WM VT Short Term Income Fund
   WM Advantage                                    4,359,683   1.45   6,335,046    6.01%     1.40%       4.05%
   WM Strategic Asset Manager                        683,337   6.45   4,407,258    6.81%     1.40%       4.05%
WM VT Small Cap Growth Fund
   WM Advantage                                    4,549,487   1.93   8,779,831    0.00%     1.40%      69.03%
   WM Strategic Asset Manager                        927,137   5.93   5,498,813    0.00%     1.40%      69.03%
WM VT Strategic Growth Portfolio
   WM Advantage                                    1,365,432   1.08   1,472,464    1.19%     1.40%      31.22%
   WM Strategic Asset Manager                      7,264,859   8.70  63,180,826    1.39%     1.40%      31.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                    6,382,308   1.58  10,062,712    4.76%     1.40%       0.72%
   WM Strategic Asset Manager                      3,935,172   6.34  24,953,821    5.32%     1.40%       0.72%
WM VT West Coast Equity Fund
   WM Advantage                                      705,626   1.38     976,089    0.24%     1.40%      41.36%
   WM Strategic Asset Manager                      2,486,638   8.95  22,246,537    0.26%     1.40%      41.36%

2002
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                 328,473   6.73   2,212,078    0.56%     1.35%     -16.81%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                               1,386,067   5.81   8,047,041    0.31%     1.35%     -31.20%
American Century VP Value Fund - Class I
   Platinum Investor                                 204,071  10.33   2,108,769    0.83%     1.35%     -13.79%
Ayco Growth Fund
   Platinum Investor                                  28,270   6.54     184,788    0.41%     1.35%     -30.25%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                  49,797   4.98     247,791    0.00%     1.35%     -35.04%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                  88,491   8.08     714,853    0.36%     1.35%     -13.67%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment Expense Total
                                                                             Unit                Income    Ratio  Return
Divisions                                                            Units   Value  Net Assets Ratio (a)    (b)    (c)
------------------------------------------------------------------ --------- ------ ---------- ---------- ------- ------
2002 - Continued
Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares
   Platinum Investor                                                 578,553 $ 5.57 $3,220,133    0.19%    1.35%  -29.90%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                                 483,579   9.17  4,434,291    0.05%    1.35%  -20.21%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                                 693,468  12.54  8,697,179    5.27%    1.35%    6.32%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                                    744,277   6.54  4,869,798    8.55%    0.40%   -4.22%
Evergreen Offit VA U.S. Government Securities Fund - Class 1
   Select Reserve                                                     81,156   6.57    533,057    0.70%    0.40%    9.52%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  1,372,894   5.45  7,482,818    8.17%    0.40%   -0.72%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                      1,233   6.18      7,625   15.50%    0.40%    9.04%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       49,870   2.44    121,853    2.76%    1.55%  -10.13%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                 115,113   8.24    948,569    2.98%    1.35%  -10.25%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 284,940   7.38  2,102,450    0.65%    1.35%  -10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                 414,955   7.72  3,203,371    1.63%    1.35%  -18.26%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                 438,677   4.98  2,184,500    0.17%    1.35%  -31.23%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       29,751   2.15     63,955    0.78%    1.55%  -23.45%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       43,796   1.52     66,386    0.86%    1.55%  -21.51%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                 162,294   7.07  1,147,655    1.77%    1.35%  -19.66%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                                 187,841   8.78  1,649,880    1.82%    1.35%   -5.67%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                  49,182   4.95    243,522    0.65%    1.35%  -26.75%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                 210,251   3.28    688,959    0.00%    1.35%  -29.08%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                 167,585   5.03    843,678    0.62%    1.35%  -26.70%
JPMorgan Small Company Portfolio
   Platinum Investor                                                  29,400   6.61    194,385    0.20%    1.35%  -22.70%
LEVCO Equity Value Fund
   Select Reserve                                                     32,028   4.60    147,331    0.12%    0.40%  -28.51%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                 312,417   4.67  1,458,179    0.05%    1.35%  -30.63%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                   Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------- --------- ------ ---------- ---------- --------- ----------
2002 - Continued
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                        909,438 $ 5.68 $5,161,449    0.00%     1.35%     -34.65%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        118,547   5.90    699,140    0.00%     1.35%     -32.55%
MFS VIT Research Series - Initial Class
   Platinum Investor                                        178,521   5.20    928,118    0.30%     1.35%     -25.55%
Navellier Growth Portfolio
   Select Reserve                                           442,386   4.91  2,173,132    0.19%     0.40%     -19.19%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               4,618   1.90      8,780    2.45%     1.55%     -18.43%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         91,627   4.30    394,043    0.00%     1.35%     -30.29%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                              18,556   1.64     30,513    0.60%     1.55%     -25.31%
OFFIT VIF-Emerging Markets Fund
   Select Reserve                                                --   6.33         --   14.60%     0.40%      -7.34%
OFFIT VIF-High Yield Fund
   Select Reserve                                                --   5.33         --    9.10%     0.40%      -2.91%
OFFIT VIF-Total Return Fund
   Select Reserve                                                --   5.99         --   20.20%     0.40%       5.60%
OFFIT VIF-U.S. Government Securities Fund
   Select Reserve                                                --   6.49         --    0.51%     0.40%       8.22%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        403,475  12.89  5,201,442    4.61%     1.35%      16.22%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        176,689  10.74  1,897,788    3.13%     1.35%       1.64%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        414,050  11.84  4,903,884    4.51%     1.35%       7.62%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        297,100   7.45  2,212,145    1.68%     1.35%     -20.07%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         57,026   6.91    393,960    0.54%     1.35%     -14.92%
Royce Small-Cap Portfolio
   Select Reserve                                            68,294   7.10    485,160    0.00%     0.40%     -14.16%
Safeco RST Core Equity Portfolio
   Platinum Investor                                        372,491   5.72  2,131,647    0.99%     1.35%     -26.90%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                        320,737   7.76  2,488,241    0.00%     1.35%     -38.51%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                              573,835   6.98  4,003,470    3.52%     1.40%       5.83%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                              466,043   3.29  1,533,568    0.00%     1.40%     -10.17%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                            1,638,270   5.23  8,570,817    0.15%     1.40%     -28.87%
   Platinum Investor                                        331,076   6.76  2,237,480    0.14%     1.35%     -28.83%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                              Unit                 Income    Expense    Total
Divisions                                             Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2002 - Continued
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      1,020,579 $ 5.60 $ 5,717,568    1.13%     1.40%     -18.02%
UIF High Yield Portfolio - Class I
   GENERATIONS                                      1,065,187   4.62   4,921,558    8.26%     1.40%      -8.56%
   Platinum Investor                                  166,067   7.86   1,305,411    9.30%     1.35%      -8.51%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                        917,642   3.98   3,649,437    0.86%     1.40%     -17.97%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      1,691,178   6.60  11,162,303    0.00%     1.40%     -29.02%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                        351,469   9.92   3,487,506    2.93%     1.40%      -2.17%
UIF Value Portfolio - Class I
   GENERATIONS                                      1,882,791   5.17   9,736,288    0.91%     1.40%     -23.24%
VALIC Company I - International Equities Fund
   Platinum Investor                                  112,590   6.05     681,105    0.32%     1.35%     -19.88%
   Select Reserve                                      15,126   6.38      96,488    0.59%     0.40%     -19.11%
   VAriety Plus                                        35,975   0.88      31,583    0.34%     1.55%     -20.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                  508,632  10.39   5,283,575    0.66%     1.35%     -16.04%
   Select Reserve                                      15,472   8.81     136,324    0.83%     0.40%     -15.24%
VALIC Company I - Money Market I Fund
   Platinum Investor                                1,548,321  10.89  16,858,737    1.18%     1.35%      -0.11%
   Select Reserve                                      79,928   5.83     465,917    1.15%     0.40%       0.84%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                  185,357   2.96     548,088    0.00%     1.35%     -39.09%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                  151,065   2.59     391,511    0.00%     1.35%     -41.01%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                   47,112   7.68     361,908    1.07%     1.35%     -21.88%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                           841   2.43       2,044    0.80%     1.55%     -24.62%
VALIC Company I - Stock Index Fund
   Platinum Investor                                1,132,364   6.48   7,336,334    1.15%     1.35%     -23.48%
   Select Reserve                                      45,477   6.79     308,591    1.20%     0.40%     -22.74%
   VAriety Plus                                        94,866   3.13     296,940    1.09%     1.55%     -23.63%
Van Kampen Comstock Fund
   Other Contracts                                    299,462  19.53   5,848,410    1.27%     0.75%     -20.19%
Van Kampen Corporate Bond Fund
   Other Contracts                                     80,624   5.95     479,467    5.64%     0.75%       2.62%
Van Kampen High Yield Fund
   Other Contracts                                  1,346,381   4.16   5,604,446   11.20%     0.75%     -10.15%
Van Kampen LIT Asset Allocation Portfolio - Class I
   VAriety Plus                                            --   2.96          --    6.98%     1.55%      -3.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
2002 - Continued
Van Kampen LIT Domestic Income Portfolio - Class I
   GENERATIONS                                               -- $11.12 $         --   14.00%     1.40%      -1.61%
   Other Contracts (Deferred Load, Non-Qualified)            --   3.90           --   17.62%     1.25%      -1.46%
   Other Contracts (Deferred Load, Qualified)                --   4.12           --   17.62%     1.25%      -1.46%
   Other Contracts (Non-Qualified)                           --   4.40           --   17.62%     0.75%      -0.97%
   VAriety Plus                                              --   2.17           --   14.23%     1.55%      -1.76%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        2,135,547   8.65   18,478,077    0.36%     1.40%     -33.43%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                        1,201,646  12.14   14,588,571    0.49%     1.40%     -30.31%
   Other Contracts (Deferred Load, Non-Qualified)     1,083,068   4.65    5,039,795    0.48%     1.25%     -30.21%
   Other Contracts (Deferred Load, Qualified)             1,236   4.62        5,717    0.48%     1.25%     -30.21%
   Other Contracts (Non-Qualified)                       93,367   5.13      479,152    0.48%     0.75%     -29.86%
   VAriety Plus                                         292,450   2.37      692,193    0.27%     1.55%     -30.42%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          929,910  12.12   11,272,066    2.94%     1.40%       8.09%
   Other Contracts (Deferred Load, Non-Qualified)       441,660   4.18    1,846,784    0.00%     1.25%       0.00%
   Other Contracts (Deferred Load, Qualified)             8,331   4.42       36,796    0.00%     1.25%       0.00%
   Other Contracts (Non-Qualified)                      101,470   4.72      478,671    0.00%     0.75%       0.00%
   VAriety Plus                                         130,980   2.39      313,197    2.88%     1.55%       7.93%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        6,176,881   7.13   44,060,833    0.99%     1.40%     -15.69%
   Platinum Investor                                    176,966   8.24    1,458,145    2.76%     1.35%     -12.66%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          624,707   9.13    5,702,254    1.15%     1.40%      -0.19%
   Other Contracts (Deferred Load, Non-Qualified)       551,184   2.62    1,442,165    1.24%     1.25%      -0.04%
   Other Contracts (Deferred Load, Qualified)             1,702   2.62        4,454    1.24%     1.25%      -0.04%
   Other Contracts (Non-Qualified)                      341,288   2.89      987,007    1.24%     0.75%       0.46%
   VAriety Plus                                              --   1.79           --    0.19%     1.55%      -0.34%
Van Kampen LIT Strategic Stock Portfolio - Class I
   GENERATIONS                                               --   6.31           --    4.71%     1.40%       2.96%
Van Kampen Reserve Fund
   Other Contracts                                      116,295   4.17      484,992    0.79%     0.75%       0.24%
WM VT Balanced Portfolio
   WM Advantage                                      24,540,616   1.02   25,027,110    2.10%     1.40%     -10.05%
   WM Strategic Asset Manager                        34,906,845   6.65  232,172,090    2.24%     1.40%     -10.05%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         347,400   1.01      351,534    0.77%     1.40%      -3.62%
   WM Strategic Asset Manager                         2,261,547   5.28   11,934,156    0.72%     1.40%      -3.62%
WM VT Conservative Growth Portfolio
   WM Advantage                                      25,188,909   0.92   23,284,477    3.18%     1.40%     -16.69%
   WM Strategic Asset Manager                        26,163,600   6.44  168,509,569    3.23%     1.40%     -16.69%
WM VT Equity Income Fund
   WM Advantage                                         883,514   1.08      958,169    2.04%     1.40%     -13.73%
   WM Strategic Asset Manager                         3,088,847   5.47   16,902,297    2.28%     1.40%     -13.73%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                           Investment
                                                         Unit                Income    Expense    Total
Divisions                                       Units    Value Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------- ---------- ----- ----------- ---------- --------- ----------
2002 - Continued
WM VT Flexible Income Portfolio
   WM Advantage                                1,846,155 $1.10 $ 2,025,932    0.66%     1.40%       0.72%
   WM Strategic Asset Manager                  9,808,934  6.53  64,028,857    0.62%     1.40%       0.72%
WM VT Growth & Income Fund
   WM Advantage                                8,953,147  1.96  17,513,520    0.69%     1.40%     -22.25%
   WM Strategic Asset Manager                  7,300,111  4.58  33,445,533    0.73%     1.40%     -22.25%
WM VT Growth Fund
   WM Advantage                               11,028,293  2.12  23,358,123    0.00%     1.40%     -31.98%
   WM Strategic Asset Manager                  5,917,083  4.63  27,405,408    0.00%     1.40%     -31.98%
WM VT Income Fund
   WM Advantage                                9,307,079  1.62  15,090,247    4.53%     1.40%       8.09%
   WM Strategic Asset Manager                  2,221,945  6.21  13,798,287    4.37%     1.40%       8.09%
WM VT International Growth Fund
   WM Advantage                                5,842,292  1.01   5,875,477    1.12%     1.40%     -16.88%
   WM Strategic Asset Manager                    643,141  3.60   2,314,327    1.16%     1.40%     -16.88%
WM VT Mid Cap Stock Fund
   WM Advantage                                  754,065  1.14     856,246    0.19%     1.40%     -11.60%
   WM Strategic Asset Manager                    915,143  5.68   5,195,716    0.22%     1.40%     -11.60%
WM VT Money Market Fund
   WM Advantage                                5,020,380  1.30   6,531,008    1.22%     1.40%      -0.03%
   WM Strategic Asset Manager                  3,980,690  5.79  23,061,582    1.29%     1.40%      -0.03%
WM VT Short Term Income Fund
   WM Advantage                                5,743,684  1.40   8,021,009    3.96%     1.40%       4.79%
   WM Strategic Asset Manager                    816,941  6.20   5,063,752    3.60%     1.40%       4.79%
WM VT Small Cap Growth Fund
   WM Advantage                                5,893,863  1.14   6,729,301    0.00%     1.40%     -47.89%
   WM Strategic Asset Manager                  1,002,627  3.51   3,518,132    0.00%     1.40%     -47.89%
WM VT Strategic Growth Portfolio
   WM Advantage                                1,729,513  0.82   1,421,326    3.72%     1.40%     -21.63%
   WM Strategic Asset Manager                  8,646,313  6.63  57,304,096    3.89%     1.40%     -21.63%
WM VT U.S. Government Securities Fund
   WM Advantage                                8,105,156  1.57  12,688,224    3.76%     1.40%       7.36%
   WM Strategic Asset Manager                  6,054,655  6.30  38,121,168    2.85%     1.40%       7.36%
WM VT West Coast Equity Fund
   WM Advantage                                  837,808  0.98     819,824    0.66%     1.40%     -23.63%
   WM Strategic Asset Manager                  2,712,340  6.33  17,165,462    0.61%     1.40%     -23.63%

2001
AIM V.I. International Growth Fund - Series I
   Platinum Investor                             368,195  8.09   2,980,485    0.31%     1.35%     -24.57%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                           1,573,033  8.44  13,273,146    0.12%     1.35%     -13.74%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2001 - Continued
American Century VP Value Fund - Class I
   Platinum Investor                                               103,696 $11.99 $1,242,987    0.02%     1.35%       8.50%
Ayco Growth Fund
   Platinum Investor                                                15,280   9.37    143,203    0.63%     1.35%     -11.02%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                27,601   7.66    211,425    0.00%     1.35%     -14.96%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                                51,194   9.36    479,031    0.32%     1.35%       0.15%
Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares
   Platinum Investor                                               733,121   7.94  5,820,870    0.06%     1.35%      23.62%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                               499,985  11.49  5,745,943    0.45%     1.35%       7.38%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               611,881  11.80  7,217,770    6.32%     1.35%       5.25%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     86,760   2.72    235,892    4.57%     1.55%      -5.57%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                49,828   9.18    457,488    0.00%     1.35%      -2.64%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                               167,876   8.27  1,388,925    0.06%     1.35%     -13.65%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                               312,488   9.44  2,951,386    0.36%     1.35%      -6.50%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                               526,862   7.24  3,815,207    0.00%     1.35%     -18.98%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     66,224   2.81    185,958    0.73%     1.55%     -13.46%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     51,178   1.93     98,831    8.06%     1.55%     -22.39%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               199,320   8.80  1,754,283    2.60%     1.35%     -17.13%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               221,591   9.31  2,063,320    1.45%     1.35%     -11.16%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                45,033   6.76    304,428    0.92%     1.35%     -24.20%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               176,558   4.62    815,825    0.00%     1.35%     -40.41%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                               142,778   6.87    980,680    0.34%     1.35%     -23.66%
JPMorgan Small Company Portfolio
   Platinum Investor                                                11,731   8.55    100,345    0.01%     1.35%      -1.58%
LEVCO Equity Value Fund
   Select Reserve                                                   41,904   6.43    269,612    0.84%     0.40%      -5.68%
Mercury HW Large Cap Value VIP Portfolio
   Select Reserve                                                       --   5.51         --    6.45%     0.40%      11.54%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                       Investment
                                                                    Unit                 Income    Expense    Total
Divisions                                                   Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2001 - Continued
Mercury Low Duration VIP Portfolio
   Select Reserve                                                -- $ 5.79 $        --    2.30%     0.40%       3.41%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                        251,398   6.73   1,691,569    0.00%     1.35%     -24.52%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                      1,119,193   8.68   9,719,891    0.00%     1.35%     -34.39%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                         87,585   8.74     765,804    0.00%     1.35%      -6.31%
MFS VIT Research Series - Initial Class
   Platinum Investor                                        144,384   6.98   1,008,257    0.00%     1.35%     -22.31%
Navellier Growth Portfolio
   Select Reserve                                           502,963   6.08   3,057,401    0.00%     0.40%     -28.37%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               4,403   2.33      10,261    3.05%     1.55%     -14.70%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         53,804   6.17     331,919    0.00%     1.35%     -19.72%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                              24,788   2.20      54,572    0.53%     1.55%      -4.33%
OFFIT VIF-Emerging Markets Fund
   Select Reserve                                         1,007,675   6.83   6,883,549   10.56%     0.40%       2.75%
OFFIT VIF-High Yield Fund
   Select Reserve                                         4,209,865   5.49  23,112,094    8.83%     0.40%       7.33%
OFFIT VIF-Total Return Fund
   Select Reserve                                             1,419   5.67       8,047    1.09%     0.40%       6.67%
OFFIT VIF-U.S. Government Securities Fund
   Select Reserve                                         1,970,857   6.00  11,819,821    4.00%     0.40%       6.10%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        234,329  11.09   2,599,237    7.11%     1.35%       7.34%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                         59,542  10.57     629,240    3.25%     1.35%       5.03%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        251,944  11.00   2,772,551    3.31%     1.35%       6.93%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        203,404   9.32   1,894,898    0.94%     1.35%      -6.78%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         34,054   8.12     276,529    3.04%     1.35%     -19.45%
Royce Small-Cap Portfolio
   Select Reserve                                            70,668   8.28     584,808    0.00%     0.40%      20.49%
Safeco RST Core Equity Portfolio
   Platinum Investor                                        426,021   7.83   3,335,254    0.75%     1.35%     -10.62%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                        357,970  12.62   4,516,189    0.00%     1.35%      17.53%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                              606,066   6.59   3,995,227    4.25%     1.40%       7.79%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                             Investment
                                                          Unit                 Income    Expense    Total
Divisions                                         Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2001 - Continued
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                    619,792 $ 3.66 $ 2,270,330    0.00%     1.40%      -7.80%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                  2,049,514   7.35  15,074,023    0.00%     1.40%     -16.30%
   Platinum Investor                              436,478   9.50   4,144,941    0.00%     1.35%     -16.26%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                  1,186,007   6.83   8,105,084    1.00%     1.40%      -8.34%
UIF High Yield Portfolio - Class I
   GENERATIONS                                  1,335,821   5.05   6,749,740   10.36%     1.40%      -5.81%
   Platinum Investor                              167,070   8.59   1,435,511   11.64%     1.35%      -5.76%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                  1,202,731   4.85   5,831,171    0.45%     1.40%     -20.42%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                  2,133,995   9.30  19,845,003    0.00%     1.40%      -4.50%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                    399,001  10.14   4,046,828    3.68%     1.40%       8.31%
UIF Value Portfolio - Class I
   GENERATIONS                                  2,053,023   6.74  13,830,731    0.94%     1.40%       0.84%
VALIC Company I - International Equities Fund
   Platinum Investor                              125,218   7.55     945,460    2.19%     1.35%     -23.03%
   Select Reserve                                  23,271   7.89     183,528    3.43%     0.40%     -22.29%
   VAriety Plus                                    35,538   1.10      39,018    1.81%     1.55%     -23.18%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                              625,471  12.37   7,738,795    0.81%     1.35%      -2.28%
   Select Reserve                                  26,641  10.40     276,940    0.62%     0.40%      -1.34%
VALIC Company I - Money Market I Fund
   Platinum Investor                            1,708,677  10.90  18,625,166    4.24%     1.35%       2.29%
   Select Reserve                                 219,247   5.78   1,267,346    3.62%     0.40%       3.27%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                              156,379   4.85     759,099    0.11%     1.35%     -33.39%
VALIC Company I - Science & Technology Fund
   Platinum Investor                              105,846   4.39     465,042    0.00%     1.35%     -41.98%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                               29,778   9.83     292,833    1.08%     1.35%       0.45%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                       841   3.23       2,715    0.97%     1.55%     -12.75%
VALIC Company I - Stock Index Fund
   Platinum Investor                            1,285,990   8.47  10,887,484    0.95%     1.35%     -13.39%
   Select Reserve                                  46,316   8.78     406,803    1.10%     0.40%     -12.55%
   VAriety Plus                                   105,192   4.10     431,130    0.88%     1.55%     -13.56%
Van Kampen Comstock Fund
   Other Contracts                                279,759  24.47   6,845,874    1.34%     0.75%      -2.53%
Van Kampen Corporate Bond Fund
   Other Contracts                                 68,717   5.80     398,236    6.37%     0.75%       8.63%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
2001 - Continued
Van Kampen High Yield Fund
   Other Contracts                                    1,478,341 $ 4.63 $  6,849,168   12.43%     0.75%      -3.40%
Van Kampen LI T Asset Allocation Portfolio - Class I
   VAriety Plus                                         281,340   3.08      865,226    4.14%     1.55%      -3.12%
Van Kampen LIT Domestic Income Portfolio - Class I
   GENERATIONS                                          468,951  11.30    5,300,051    6.88%     1.40%       8.44%
   Other Contracts (Deferred Load, Non-Qualified)       498,526   3.95    1,971,073    7.55%     1.25%       8.60%
   Other Contracts (Deferred Load, Qualified)             9,285   4.18       38,774    7.55%     1.25%       8.60%
   Other Contracts (Non-Qualified)                      115,107   4.44      510,885    7.55%     0.75%       9.15%
   VAriety Plus                                          89,465   2.21      197,613    7.32%     1.55%       8.27%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        2,702,703  13.00   35,126,796    0.10%     1.40%     -32.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                        1,460,168  17.42   25,438,627    0.19%     1.40%     -21.53%
   Other Contracts (Deferred Load, Non-Qualified)     1,180,647   6.67    7,871,893    0.19%     1.25%     -21.42%
   Other Contracts (Deferred Load, Qualified)             1,375   6.63        9,109    0.19%     1.25%     -21.42%
   Other Contracts (Non-Qualified)                      157,356   7.32    1,151,303    0.19%     0.75%     -21.02%
   VAriety Plus                                         166,517   3.40      566,423    0.23%     1.55%     -21.65%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          543,214  11.21    6,091,798    6.34%     1.40%       5.43%
   VAriety Plus                                          69,816   2.22      154,680    6.04%     1.55%       5.27%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        5,717,703   8.46   48,378,015    0.06%     1.40%      -7.13%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          723,757   9.14    6,618,749    3.70%     1.40%       2.23%
   Other Contracts (Deferred Load, Non-Qualified)       555,731   2.62    1,454,602    3.48%     1.25%       2.39%
   Other Contracts (Deferred Load, Qualified)             1,952   2.62        5,109    3.48%     1.25%       2.39%
   Other Contracts (Non-Qualified)                      318,635   2.88      917,237    3.48%     0.75%       2.90%
   VAriety Plus                                         112,139   1.79      201,051    0.12%     1.55%       2.08%
Van Kampen LIT Strategic Stock Portfolio - Class I
   GENERATIONS                                        1,672,410   6.13   10,256,733    2.00%     1.40%      -0.33%
   Platinum Investor                                    168,076   9.43    1,585,615    1.62%     1.35%      -0.28%
Van Kampen Reserve Fund
   Other Contracts                                      360,911   4.16    1,501,510    3.33%     0.75%       2.64%
WM VT Balanced Portfolio
   WM Advantage                                      36,886,212   1.13   41,820,702    1.73%     1.40%      -1.27%
   WM Strategic Asset Manager                        40,969,356   7.39  302,943,112    1.77%     1.40%      -1.27%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         403,206   1.05      423,342    0.88%     1.40%       0.97%
   WM Strategic Asset Manager                         2,351,794   5.48   12,876,874    0.90%     1.40%       0.97%
WM VT Conservative Growth Portfolio
   WM Advantage                                      37,740,782   1.11   41,878,078    3.74%     1.40%      -4.91%
   WM Strategic Asset Manager                        33,856,564   7.73  261,752,914    4.04%     1.40%      -4.91%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                   Investment
                                                 Unit                Income    Expense    Total
Divisions                               Units    Value Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------- ---------- ----- ----------- ---------- --------- ----------
2001 - Continued
WM VT Equity Income Fund
   WM Advantage                          596,076 $1.26 $   749,301    0.77%     1.40%       6.41%
   WM Strategic Asset Manager          3,246,150  6.34  20,589,426    0.86%     1.40%       6.41%
WM VT Flexible Income Portfolio
   WM Advantage                        2,901,986  1.09   3,161,830    1.24%     1.40%       3.37%
   WM Strategic Asset Manager          8,182,975  6.48  53,033,732    1.10%     1.40%       3.37%
WM VT Growth & Income Fund
   WM Advantage                       13,349,740  2.52  33,587,921    0.33%     1.40%      -4.86%
   WM Strategic Asset Manager          9,551,973  5.89  56,287,828    0.34%     1.40%      -4.86%
WM VT Growth Fund
   WM Advantage                       16,431,695  3.11  51,162,056    1.77%     1.40%     -30.04%
   WM Strategic Asset Manager          8,330,605  6.81  56,720,576    1.91%     1.40%     -30.04%
WM VT Income Fund
   WM Advantage                       13,167,849  1.50  19,752,353    1.78%     1.40%       6.57%
   WM Strategic Asset Manager          1,824,298  5.75  10,481,116    1.52%     1.40%       6.57%
WM VT International Growth Fund
   WM Advantage                        8,563,606  1.21  10,361,552    0.70%     1.40%     -18.93%
   WM Strategic Asset Manager            781,328  4.33   3,382,662    0.79%     1.40%     -18.93%
WM VT Mid Cap Stock Fund
   WM Advantage                          859,189  1.28   1,103,595    0.05%     1.40%      10.43%
   WM Strategic Asset Manager            823,143  6.42   5,286,444    0.06%     1.40%      10.43%
WM VT Money Market Fund
   WM Advantage                        6,426,492  1.30   8,362,389    3.76%     1.40%       2.34%
   WM Strategic Asset Manager          3,412,876  5.79  19,777,243    3.25%     1.40%       2.34%
WM VT Short Term Income Fund
   WM Advantage                        7,917,675  1.33  10,551,949    1.57%     1.40%       6.64%
   WM Strategic Asset Manager            520,841  5.92   3,080,949    1.37%     1.40%       6.64%
WM VT Small Cap Growth Fund
   WM Advantage                        8,841,767  2.19  19,370,950    0.00%     1.40%     -13.95%
   WM Strategic Asset Manager          1,240,993  6.73   8,355,704    0.00%     1.40%     -13.95%
WM VT Strategic Growth Portfolio
   WM Advantage                        2,014,342  1.05   2,112,345    2.93%     1.40%      -7.56%
   WM Strategic Asset Manager         11,050,599  8.46  93,454,818    3.33%     1.40%      -7.56%
WM VT U.S. Government Securities Fund
   WM Advantage                       11,459,193  1.46  16,709,693    1.46%     1.40%       6.29%
   WM Strategic Asset Manager          3,747,398  5.86  21,977,545    1.09%     1.40%       6.29%
WM VT West Coast Equity Fund
   WM Advantage                          867,963  1.28   1,112,160    0.45%     1.40%       5.39%
   WM Strategic Asset Manager          3,331,295  8.29  27,606,576    0.52%     1.40%       5.39%

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(b) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Division became an available investment option during the year. For the years ended December 31, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

** Formerly Van Kampen High-Income Corporate Bond Fund.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..............................   2
Statements of Admitted Assets................................   3
Statements of Liabilities, Capital and Surplus...............   4
Statements of Income and Changes in Capital and Surplus......   5
Statements of Cash Flow......................................   6
Notes to Statutory Basis Financial Statements................   7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of American Home Assurance Company;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP

New York, NY
April 27, 2006

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                            2005         2004
------------------                                                                        -----------   -----------
Cash and Invested Assets:
   Bonds, principally at amortized cost (NAIC Market value: 2005 - $9,798,011;
      2004 - $8,209,551)                                                                  $ 9,663,980   $ 7,994,584
   Stocks:
   Common stocks, at NAIC market value (Cost: 2005 - $1,575,107;
      2004 - $1,374,734)                                                                    3,190,583     2,923,431
   Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $539,993;
      2004 - $436,573)                                                                        542,438       457,594
   Other invested assets, primarily at equity (Cost: 2005 - $2,109,071; 2004 -
      $1,755,421)                                                                           2,261,269     1,822,492
   Securities lending collateral                                                              295,591       125,900
   Short-term investments, at amortized cost (approximates NAIC market value)                  95,534        18,537
   Cash                                                                                        22,494        70,458
   Receivable for securities                                                                  164,069        99,399
                                                                                          -----------   -----------
      TOTAL CASH AND INVESTED ASSETS                                                       16,235,958    13,512,395
                                                                                          -----------   -----------

Investment income due and accrued                                                             234,067       153,754
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                           823,180       614,120
   Premiums and installments booked but deferred and not yet due                            1,383,624     1,152,479
   Accrued retrospective premiums                                                              27,758         7,717
Amounts billed and receivable from high deductible policies                                   315,772       367,174
Reinsurance recoverable on loss payments                                                      399,204       245,992
Funds held by or deposited with reinsurers                                                     23,948       161,437
Deposit accounting assets                                                                   1,336,343     1,638,716
Deposit accounting assets - funds held                                                        432,987       424,685
Federal and foreign income taxes recoverable from parent                                      794,462       575,690
Net deferred tax assets                                                                       308,507       322,785
Equities in underwriting pools and associations                                               577,679       498,433
Electronic data processing equipment, less accumulated depreciation                            93,882        90,770
Receivable from parent, subsidiaries and affiliates                                         1,640,093       430,318
Other admitted assets                                                                         178,400       371,907
                                                                                          -----------   -----------
      TOTAL ADMITTED ASSETS                                                               $24,805,864   $20,568,372
                                                                                          ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                   2005          2004
------------------                                               -----------   -----------
                         Liabilities

Reserves for losses and loss adjustment expenses                 $11,620,078   $ 9,357,799
Unearned premiums                                                  4,334,485     4,136,808
Commissions, premium taxes, and other expenses payable               118,273       140,332
Reinsurance payable on paid loss and loss adjustment expenses        145,544       259,375
Funds held by company under reinsurance treaties                     255,848       261,469
Provision for reinsurance                                            210,152       376,738
Ceded reinsurance premiums payable, net of ceding commissions        431,565        74,708
Amounts withheld or retained by company for account of others         31,331        41,058
Payable to parent, subsidiaries and affiliates                        33,968       346,919
Policyholder funds on deposit                                         12,578        20,862
Loss clearing                                                         13,610         8,665
Liability for pension and severance pay                                4,945         4,882
Retroactive reinsurance reserves - assumed                            32,893        10,677
Retroactive reinsurance reserves - ceded                             (65,044)      (81,536)
Deposit accounting liabilities                                       486,910       465,475
Deposit accounting liabilities - funds held                        1,006,426     1,089,396
Securities lending payable                                           295,591       125,900
Collateral deposit liability                                         505,755       458,938
Other liabilities                                                    281,304       130,566
                                                                 -----------   -----------
   TOTAL LIABILITIES                                              19,756,213    17,229,032
                                                                 -----------   -----------

                     Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares
   authorized, 1,695,054 shares issued and outstanding                25,426        25,426
Capital in excess of par value                                     2,779,526       702,746
Unassigned surplus                                                 2,176,592     2,529,590
Special surplus funds from retroactive reinsurance                    68,107        81,578
                                                                 -----------   -----------
   TOTAL CAPITAL AND SURPLUS                                       5,049,651     3,339,340
                                                                 -----------   -----------
   TOTAL LIABILITIES, CAPITAL, AND SURPLUS                       $24,805,864   $20,568,372
                                                                 ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                    2005         2004
--------------------------------                                -----------   ----------
                     Statements of Income

Underwriting Income:
  Premiums earned                                               $ 7,045,820   $6,522,744
                                                                -----------   ----------
Underwriting Deductions:
  Losses incurred                                                 5,406,410    4,766,133
  Loss adjustment expenses incurred                               1,098,644      730,780
  Other underwriting expenses incurred                            1,584,477    1,424,929
                                                                -----------   ----------
Total Underwriting Deductions                                     8,089,531    6,921,842
                                                                -----------   ----------
NET UNDERWRITING LOSS                                            (1,043,711)    (399,097)
                                                                -----------   ----------
Investment Income:
  Net investment income earned                                      630,678      419,418
  Net realized capital gains (net of capital gains taxes:
    2005 - $20,492; 2004- $13,604)                                   38,055       25,265
                                                                -----------   ----------
NET INVESTMENT GAIN                                                 668,733      444,683
                                                                -----------   ----------
Net loss from agents' or premium balances charged-off              (145,742)     (42,783)
Other gain                                                           91,947       37,322
                                                                -----------   ----------
NET INCOME (LOSS) AFTER CAPITAL GAINS TAXES AND BEFORE
   FEDERAL INCOME TAXES                                            (428,773)      40,125
Federal income tax (benefit) expense                               (243,047)      86,311
                                                                -----------   ----------
    NET LOSS                                                    $  (185,726)  $  (46,187)
                                                                ===========   ==========

                Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year           $ 3,339,340   $3,621,899
  Adjustment to beginning surplus                                  (211,984)    (588,401)
                                                                -----------   ----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                             3,127,356    3,033,498
                                                                -----------   ----------
Changes in Capital and Surplus:
  Net loss                                                         (185,726)     (46,187)
  Change in net unrealized capital gains [net of capital
     gains taxes: 2005 - $13,354; 2004 - ($92,280)]                 164,444      268,660
  Change in net deferred income tax                                 112,728      455,352
  Change in non-admitted assets                                    (322,775)    (345,908)
  Change in provision for reinsurance                               166,585       (7,795)
  Paid in capital and surplus                                     2,076,780      157,948
  Cash dividends to stockholder                                     (31,732)     (63,464)
  Other surplus adjustments                                               -     (149,132)
  Foreign exchange translation                                      (58,009)      36,367
                                                                -----------   ----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                          1,922,296      305,842
                                                                -----------   ----------
CAPITAL AND SURPLUS, DECEMBER 31,                               $ 5,049,651   $3,339,340
                                                                ===========   ==========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                  2005          2004
--------------------------------                              -----------   -----------
                    Cash From Operations

Premiums collected, net of reinsurance                        $ 7,143,463   $ 7,080,889
Net investment income                                             604,156       436,057
Miscellaneous income                                              (53,776)       (4,928)
                                                              -----------   -----------
   SUB-TOTAL                                                    7,693,843     7,512,017
                                                              -----------   -----------
Benefit and loss related payments                               3,809,181        13,777
Commission and other expense paid                               2,171,077     1,930,945
Dividends paid to policyholders                                       878           601
Change in federal and foreign income taxes                         (3,783)      618,202
                                                              -----------   -----------
   NET CASH FROM OPERATIONS                                     1,716,490     4,948,492
                                                              -----------   -----------
                   Cash From Investments

Proceeds from investments sold, matured, or repaid
   Bonds                                                        4,129,223     3,286,111
   Stocks                                                       2,795,546     2,427,404
   Other                                                        3,042,793     4,128,503
                                                              -----------   -----------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID     9,967,562     9,842,018
                                                              -----------   -----------
Cost of Investments Acquired
   Bonds                                                        5,803,573     5,267,295
   Stocks                                                       3,071,743     2,513,100
   Other                                                        3,630,931     4,462,157
                                                              -----------   -----------
   TOTAL COST OF INVESTMENT ACQUIRED                           12,506,247    12,242,551
                                                              -----------   -----------
   NET CASH (USED IN) INVESTING ACTIVITIES                     (2,538,684)   (2,400,533)
                                                              -----------   -----------
       Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                  750,000       157,948
Dividends to stockholder                                          (47,598)      (63,464)
Net deposit on deposit-type contracts and other insurance        (285,727)     (641,968)
Other                                                             434,553    (2,022,900)
                                                              -----------   -----------
   NET CASH PROVIDED FROM (USED IN) FINANCING ACTIVITIES          851,228    (2,570,384)
                                                              -----------   -----------
   NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                   29,034       (22,425)

Cash and short-term Investments:
   Beginning of year                                               88,995       111,419
                                                              -----------   -----------
   END OF YEAR                                                $   118,028   $    88,995
                                                              ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.   ORGANIZATION

     The American Home Assurance Company ("AHAC" or the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an intercompany pooling agreement with certain affiliated companies (see Note 5).

B.   SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

     PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


     The Insurance Department of the State of New York has adopted the following accounting practices that differ from those found in NAIC SAP; specifically the prescribed practices of (1) discounting workers' compensation reserves on a non-tabular basis; in NAIC SAP, discounting of reserves is not permitted on a non-tabular basis; (2) under NAIC SAP, Electronic Data Processing (EDP) assets are admitted; only applicable software is non-admitted; and, (3) New York regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance; in NAIC SAP, New York Regulation 20 credits are not permitted.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below:

     DECEMBER 31,                                 2005         2004
     ------------                              ----------   ----------
     NET LOSS, NEW YORK INSURANCE DEPARTMENT   $ (185,726)  $  (46,187)
     State Practices - (Deduction) Income:
        Non-Tabular Discounting                   (31,431)     (44,160)
                                              ----------   ----------
     NET LOSS, NAIC SAP                        $ (217,157)  $  (90,347)
                                               ==========   ==========
     STATUTORY SURPLUS, NEW YORK INSURANCE
        DEPARTMENT                             $5,049,651   $3,339,340
     State Practices - (Charge) Credit:
        Non-Tabular Discounting                  (212,605)    (181,174)
        EDP equipment and software                (93,881)     (90,731)
        Reinsurance Credits                      (208,499)    (192,015)
                                               ----------   ----------
     STATUTORY SURPLUS, NAIC SAP               $4,534,666   $2,875,420
                                               ==========   ==========

     In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in joint ventures, limited partnerships and hedge funds.

     As agreed with the Company's domiciliary state, investments in publicly traded affiliated common stocks are accounted for at the quoted market value less a discount as prescribed by NAIC SAP.

     STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
     PRINCIPLES:

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

     Under GAAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available for sale and trading securities are reported at fair value. The difference between cost and fair value of securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

     Under NAIC SAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

     A summary of the Company's significant statutory accounting practices are as follows:

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

     INVESTED ASSETS: The Company's invested assets are accounted for as follows:

     - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

     - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $165,005 and $178,991, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

     - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

     - Other Invested Assets: Other invested assets consist primarily of investments in joint venture and partnerships. Joint venture and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are being recorded as unrealized gains or losses. Investments in joint venture and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC designated market value and the unrealized gain or loss reported as unassigned surplus.

     - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          The Company does not use hedge accounting for its derivatives.

          Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus.

     - Net Investment Gains (Losses): Net investment gains (losses) consists of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

     - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint venture, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     REVENUE RECOGNITION: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $27,758 and $7,717, respectively, net of non-admitted premium balances of $3,084 and $857 respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53 entitled Property and Casualty Contracts - Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND OTHER UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,671,598 and $1,348,754, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's tabular discount amounted to $184,289 and $143,688, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the Insurance Department of the State of New York. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,487,309 and $1,205,066, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's non-tabular discount amounted to $212,605 and $181,174, respectively, all of which were applied against the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to Unassigned Surplus. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $24,616 and $17,060, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $211,984. In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004        $3,339,340

     Adjustments to Beginning Capital and Surplus:

       Asset realization                                   (229,448)
       Revenue recognition                                  (65,075)
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, BEFORE FEDERAL INCOME TAXES      (294,523)

       Current federal income taxes                          22,311
       Deferred income taxes                                 60,228
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, AFTER FEDERAL INCOME TAXES     $ (211,984)
                                                         ----------
     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005          $3,127,356
                                                         ==========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under Statements of Statutory Accounting Principles SSAP No. 3. In applying this methodology, the Company has reflected the impact (in the amount of $588,401) to its 2003 and prior unassigned surplus as a prior period correction adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     TOTAL CAPITAL AND SURPLUS, DECEMBER 31, 2003              $3,621,899

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)         (431,414)
     2. Coventry                                                  (15,932)
     3. Loss Reserves                                             (74,880)
     4. DBG Analysis                                              (53,316)
     5. Other Adjustments                                         (12,859)
                                                               ----------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS          (588,401)
                                                               ----------
     TOTAL CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004          $3,033,498
                                                               ==========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

     2. COVENTRY: Life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company has determined, in light of new information not available to management of the Company at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements. This adjustment results in AIG's entire investment in life settlements being accounted for as a collateral loan in accordance with SSAP No. 21 entitled Other Admitted Assets.

     3. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     4. DOMESTIC BROKERAGE GROUP DBG ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     5. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                   GROSS        GROSS       NAIC *
                                                                    AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                                                                      COST         GAINS       LOSSES        VALUE
                                                                   ----------   ----------   ----------   ----------
AS OF DECEMBER 31, 2005
   U.S. governments                                                $  339,230    $  1,331      $ 4,491    $  336,070
   All other governments                                            1,030,463       5,491        4,015     1,031,939
   States, territories and possessions                              1,437,180      25,194        4,641     1,457,733
   Political subdivisions of states, territories and possessions    1,971,726      34,761        2,780     2,003,707
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     4,242,687      78,602        6,193     4,315,096
   Public utilities                                                    46,234         634          226        46,642
   Industrial and miscellaneous                                       596,460      13,179        2,815       606,824
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                         $9,663,980    $159,192      $25,161    $9,798,011
                                                                   ==========    ========      =======    ==========
AS OF DECEMBER 31, 2004
   U.S. governments                                                $  409,872    $  2,471      $ 3,542    $  408,801
   All other governments                                              696,857       4,848          377       701,328
   States, territories and possessions                              1,495,488      31,687        2,075     1,525,100
   Political subdivisions of states, territories and possessions    1,218,335      33,096        1,324     1,250,107
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     3,642,185     137,274        3,314     3,776,145
   Public utilities                                                    33,300         776           46        34,030
   Industrial and miscellaneous                                       498,547      15,663          170       514,040
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                         $7,994,584    $225,815      $10,848    $8,209,551
                                                                   ==========    ========      =======    ==========

As of December 31, 2005 and 2004, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $9,818,483 and $8,233,574, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                    2005                        2004
                                         -------------------------   -------------------------
                                          AMORTIZED      NAIC *       AMORTIZED      NAIC *
AS OF DECEMBER 31,                          COST      MARKET VALUE      COST      MARKET VALUE
------------------                       ----------   ------------   ----------   ------------
Due in one year or less                  $  957,757    $  954,751    $  645,776    $  699,528
Due after one year through five years       855,048       857,130       548,675       554,970
Due after five years through ten years    6,253,720     6,338,300     1,695,997     1,715,243
Due after ten years                       1,435,025     1,482,825     4,931,680     5,060,819
Mortgaged-backed securities                 162,430       165,005       172,456       178,991
                                         ----------    ----------    ----------    ----------
   TOTAL BONDS                           $9,663,980    $9,798,011    $7,994,584    $8,209,551
                                         ==========    ==========    ==========    ==========

During 2005 and 2004, proceeds from the sale of the Company's bonds amounted to $3,278,300 and $2,197,876, respectively. During 2005 and 2004, the Company realized gross gains of $31,404 and $15,434, respectively, and gross losses of $17,304 and $20,960, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $2,703,032 and $2,307,028, respectively. Gross gains of $132,690 and $121,648 and gross losses of $91,050 and $84,827 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                    DECEMBER 31, 2005                                  DECEMBER 31, 2004
                    ------------------------------------------------   -------------------------------------------------
                                    GROSS       GROSS       NAIC *                     GROSS        GROSS       NAIC *
                     AMORTIZED   UNREALIZED  UNREALIZED     MARKET      AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                       COST         GAINS      LOSSES        VALUE        COST         GAINS       LOSSES        VALUE
                    ----------   ----------  ----------   ----------   ----------   ----------   ----------   ----------
Common Stocks:
   Affiliated       $  602,396   $1,521,619   $ 68,346    $2,055,669   $  638,099   $1,343,104    $ 94,566    $1,886,637
   Non-affiliated      972,712      198,989     36,787     1,134,914      736,635      318,732      18,573     1,036,794
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $1,575,108   $1,720,608   $105,133    $3,190,583   $1,374,734   $1,661,836    $113,139    $2,923,431
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========
Preferred Stocks:
   Affiliated       $        -   $        -   $      -    $        -   $        -  $         -    $      -    $        -
   Non-affiliated      539,993       10,710      8,758       541,945      436,573       30,312       3,696       463,189
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $  539,993   $   10,710   $  8,758    $  541,945   $  436,573   $   30,312    $  3,696    $  463,189
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(572) and $0, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                                                          GREATER
                                            12 MONTHS OR LESS          THAN 12 MONTHS               TOTAL
                                         -----------------------   ---------------------   -----------------------
                                            FAIR      UNREALIZED     FAIR     UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE       LOSSES       VALUE      LOSSES        VALUE       LOSSES
-------------------------                ----------   ----------   --------   ----------   ----------   ----------
As of December 31, 2005:
   U. S. Governments                     $  263,575     $ 3,780    $ 14,643    $    711    $  278,218    $  4,491
   All Other Governments                    831,441       3,520      19,830         495       851,271       4,015
   States, territories and possessions      368,996       3,419      51,889       1,222       420,885       4,641
   Political subdivisions of states,
   territories and possessions              380,044       2,347      23,929         433       403,973       2,780
   Special revenue                          549,541       4,212      72,215       1,981       621,756       6,193
   Public utilities                          16,300         188       1,661          38        17,961         226
   Industrial and miscellaneous             115,026       2,247      14,784         568       129,810       2,815
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            2,524,923      19,713     198,951       5,448     2,723,874      25,161
   Common Stock                             421,479      31,543     215,755      73,590       637,234     105,133
   Preferred Stock                          276,755       6,666      40,807       2,092       317,562       8,758
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             698,234      38,209     256,562      75,862       954,796     113,891
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $3,223,157     $57,922    $455,513    $ 81,130    $3,678,670    $139,052
                                         ==========     =======    ========    ========    ==========    ========
As of December 31, 2004:
   U. S. Governments                     $  126,772     $ 2,478    $ 31,405    $  1,064    $  158,177    $  3,542
   All Other Governments                    399,899         350      42,529          27       442,428         377
   States, territories and possessions      177,476         951     111,285       1,124       288,761       2,075
   Political subdivisions of states,
   territories and possessions              182,790         980      51,319         344       234,109       1,324
   Special revenue                          264,313       1,667     154,878       1,647       419,191       3,314
   Public utilities                           7,840          36       3,562          10        11,402          46
   Industrial and miscellaneous              55,323          47      31,706         123        87,029         170
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            1,214,413       6,509     426,684       4,339     1,641,097      10,848
   Common Stock                             139,774      12,538     180,178     100,601       319,952     113,139
   Preferred Stock                           69,075       1,596      22,900       2,100        91,975       3,696
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             208,849      14,134     203,078     102,701       411,927     116,835
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $1,423,262     $20,643    $629,762    $107,040    $2,053,024    $127,683
                                         ==========     =======    ========    ========    ==========    ========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $972 and $2,708, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $2,542 and $53,390, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,    2005     2004
--------------------------------   ------   ------
Advanced Technology Ventures VI    $    -   $3,444
Advanced Technology Ventures VII        -    2,452
Sprout Capital IX                       -    3,403
Morgan Stanley III                  1,684        -
Items less than $1.0 million           11      634
                                   ------   ------
TOTAL                              $1,695   $9,933
                                   ======   ======

As of December 31, 2005 and 2004, securities with a market value of $289,449 and $122,878, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at amortized cost of $2,270,251 and $1,882,606 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represent AIG's entire investment in life settlements and are being accounted for as a collateral loan in accordance with SSAP No. 21. The admitted value of the loans is not in excess of the cost (including capitalized interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans is at least equal to the outstanding amount of such loans.

During 2005 and 2004, included in Net Investment Income Earned were investment expenses of $7,139 and $5,330, respectively, and interest expense of $77,243 and $53,902, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005          2004
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, BEGINNING OF THE PERIOD   $ 9,357,799   $ 6,388,455

Adjustments for prior period corrections                  (165,738)      860,497

Incurred losses and LAE related to:

   Current accident year                                 5,111,414     4,654,796
   Prior accident years                                  1,393,640       842,117
                                                       -----------   -----------
      TOTAL INCURRED LOSSES AND LAE                      6,505,054     5,496,913
                                                       -----------   -----------
Paid losses and LAE related to:

   Current accident year                                (1,284,778)     (933,937)
   Prior accident years                                 (2,792,259)   (2,454,129)
                                                       -----------   -----------
      TOTAL PAID LOSSES AND LAE                         (4,077,037)   (3,388,066)
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $11,620,078   $ 9,357,799
                                                       ===========   ===========

During 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,393,640 and $842,117, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $188,050 and $161,123, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,425,539 and $6,086,862, respectively (exclusive of intercompany pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A.   NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

     The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                     NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                   CODE        PERCENT
     --------------                                  --------   -------------
     National Union Fire Insurance
     Company of Pittsburgh, PA.                         19445        38.0%
     American Home Assurance Company                    19380        36.0%
     Commerce and Industry Insurance Company            19410        10.0%
     New Hampshire Insurance Company                    23481         5.0%
     The Insurance Company of the State
       of Pennsylvania                                  19429         5.0%
     Birmingham Fire Insurance Company of
       Pennsylvania                                     19402         5.0%
     AIU Insurance Company                              19399         1.0%
     American International Pacific
       Insurance Company                                23795         0.0%
     American International South
       Insurance Company                                40258         0.0%
     Granite State Insurance Company                    23809         0.0%
     Illinois National Insurance Company                23817         0.0%

B.   AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
     ARRANGEMENT

     AIG formed American International Underwriters Overseas Association ("AIUOA"), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                                                   NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                                                  CODE        PERCENT
     --------------                                                                --------   -------------
     American International Underwriters Overseas, Limited                            --        67.0%
     New Hampshire Insurance Company (NHIC)                                        23481        12.0%
     National Union Fire Insurance Company of Pittsburgh, Pa. (National Union)     19445        11.0%
     American Home Assurance Company (AHAC)                                        19380        10.0%

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $581,410 and $502,165, respectively, gross of $906,874 and $854,307, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

     Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $64,437.

C.   GUARANTEE ARRANGEMENTS

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

     The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities.

     The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

                                             GUARANTEE   POLICYHOLDER     INVESTED     ESTIMATED   POLICYHOLDER
     GUARANTEED COMPANY                       ISSUED      OBLIGATIONS      ASSETS         LOSS        SURPLUS
     ------------------                     ----------   ------------   ------------   ---------   ------------
     AIG Hawaii Insurance Company, Inc.      11/5/1997   $     98,026   $    152,274      $-      $     59,829
     AIG Czech Republic posjistovna, a.s.     8/1/2003         15,478         18,745       -            18,973*
     AIG Europe S. A.                        9/15/1998      1,060,634      1,049,873       -           703,296*
     AIG Europe (Netherlands)                9/20/2004        365,491        113,405       -           133,054*
     AIG Mexico Seguros interamericana,
        S. A. de C.V.                       12/15/1997         60,655         71,646       -            84,469*
     Landmark Insurance Company,
        Limited                               3/2/1998        361,934        250,272       -            85,855*
     American General Life and Accident
        Insurance Company                     3/3/2003      7,542,595      8,697,899       -           638,133**
     American General Life Insurance
        Company                               3/3/2003     21,161,070     23,505,506       -         1,853,471**
     The United States Life Insurance
        Company of the City of New York       3/3/2003      3,323,214      3,805,773       -           378,664**
     The Variable Annuity Life Insurance
        Company                               3/3/2003     29,496,780     33,692,171       -         3,345,667**
     AIG Edison Life Insurance Company       8/29/2003     18,673,168     19,987,483       -         1,017,274*
     American International Insurance
        Company                              11/5/1997        338,699        574,093       -           303,593
     American International Insurance
        Company of California               12/15/1997        135,236         51,025       -            19,030
     American International Insurance
        Company of New Jersey               12/15/1997        126,230         43,142       -            26,412
     Minnesota Insurance Company            12/15/1997         42,125         50,517       -            17,943
     AIG SunAmerica Life Insurance
        Company +                             1/4/1999      4,934,344      6,678,361       -           947,125
     Lloyds Syndicate                       12/22/2003        904,931        445,345       -           233,920
     First SunAmerica Life Insurance
        Company +                             1/4/1999      3,785,855      4,067,962       -           265,572**
     SunAmerica Insurance Company +           1/4/1999     41,282,892     61,515,532       -         4,404,348**
                                                         ------------   ------------      ---      -----------
        TOTAL GUARANTEES                                 $133,709,357   $164,771,024      $-       $14,536,628
                                                         ============   ============      ===      ===========

     + The guaranteed company is also backed by a support agreement issued by AIG.

     *    Policyholders' surplus is based on local GAAP financial statements.

     ** Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.   INVESTMENTS IN AFFILIATES

     As of December 31, 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                              EQUITY AT
                                                     OWNERSHIP     COST     DECEMBER 31,    CHANGE IN
     AFFILIATED COMMON STOCK INVESTMENTS              PERCENT      2005         2005       EQUITY 2005
     -----------------------------------             ---------   --------   ------------   -----------
     AIG Hawaii Insurance Company, Inc.               100.00%    $ 10,000    $   59,829     $ (2,590)
     AIG Non Life Holding Company (Japan), Inc.       100.00%     124,477       331,915       63,241
     American International Reality Corporation        31.47%      29,581        25,348       (1,932)
     Eastgreen, Inc.                                   13.42%      12,804        13,935          355
     Pine Street Real Estate Holdings Corporation      31.47%       5,445        21,347            4
     AIG Mexico Industrial, I.L.L.C.                   49.00%       1,017         1,017            -
     American International Life Assurance Company     22.48%      70,387       156,529       20,123
     American International Insurance Company          25.00%      25,000        75,898        4,380
     AIG Claim Service, Inc.                           50.00%      48,963        58,879        2,350
     Transatlantic Holdings, Inc.                      62.00%      34,055     1,134,417       90,652
     21st Century Insurance Group                      16.69%     240,667       176,555       28,153
                                                                 --------    ----------     --------
        TOTAL COMMON STOCKS - AFFILIATES                         $602,396    $2,055,669     $204,736
                                                                 ========    ==========     ========

     The Company has ownership interests in certain affiliated real estate holding companies.

     The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly owned by the Parent.

     From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $912,569.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.   OTHER RELATED PARTY TRANSACTIONS

     The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                               ASSETS RECEIVED BY      ASSETS TRANSFERRED BY
                                                  THE COMPANY               THE COMPANY
                    EXPLANTION               -----------------------   -----------------------
       DATE OF          OF        NAME OF    STATEMENT                 STATEMENT
     TRANSACTION   TRANSACTION   AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
     -----------   -----------   ---------   ---------   -----------   ---------   -----------
     Year Ended December 31, 2005

     3/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash

     Year Ended December 31, 2004

     3/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     12/3/2004       Dividend       AIG         $-           n/a        $15,866        Cash

     The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess and Richmond are treated as affiliated.

     The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

     In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp., AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

     FOR THE YEARS ENDED DECEMBER 31,      2005       2004
     --------------------------------    --------   --------
     AIG Technology, Inc.*               $ 26,700   $ 24,421
     AIG Global Investment Corporation      4,565      3,668
     AI Recovery, Inc.                      3,574      3,102
     AIG Domestic Claims, Inc.            107,015    114,335
                                         --------   --------
        TOTAL                            $141,854   $145,526
                                         ========   ========

     *    Formerly AIG Data Center, Inc.

     As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $73,379 and $41,452, respectively.

     Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $794,462 and $575,690, respectively.

     During 2005 and 2004, the Company sold $191,606 and $215,564, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436 and $2,834, respectively, related to these transactions.

     As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

     AS OF DECEMBER 31,                                   2005        2004
     ------------------                                ----------   --------
     Balances with pool member companies               $        -   $116,172
     Balances with less than 0.5% of admitted assets       33,968    230,747
                                                       ----------   --------
     PAYABLE TO PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $   33,968   $346,919
                                                       ==========   ========

     AIG                                               $1,326,780   $      -
     Balances with pool member companies                  218,275    102,731
     Balances with less than 0.5% of admitted assets       95,038    327,586
                                                       ----------   --------
     RECEIVABLE FROM PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $1,640,093   $430,317
                                                       ==========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

                                                          2005                        2004
                                               -------------------------   -------------------------
FOR THE YEARS ENDED DECEMBER 31,                 WRITTEN        EARNED       WRITTEN        EARNED
--------------------------------               -----------   -----------   -----------   -----------
Direct premiums                                $ 6,522,919   $ 6,219,261   $ 6,125,467   $ 5,785,036
Reinsurance premiums assumed:
   Affiliates                                   11,104,687    11,235,985    11,048,099    10,535,993
   Non-affiliates                                   23,903      (176,461)       20,449        21,525
                                               -----------   -----------   -----------   -----------
      GROSS PREMIUMS                            17,651,509    17,278,785    17,194,015    16,342,554
                                               -----------   -----------   -----------   -----------
Reinsurance premiums ceded:
   Affiliates                                    9,252,497     9,022,390     8,878,722     8,379,091
   Non-affiliates                                1,247,759     1,210,575     1,325,462     1,440,719
                                               -----------   -----------   -----------   -----------
      NET PREMIUMS                             $ 7,151,253   $ 7,045,820   $ 6,989,831   $ 6,522,744
                                               ===========   ===========   ===========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                      ASSUMED REINSURANCE        CEDED REINSURANCE                NET
                    -----------------------   -----------------------   -----------------------
                     UNEARNED                  UNEARNED
                      PREMIUM    COMMISSION     PREMIUM    COMMISSION     PREMIUM    COMMISSION
                     RESERVES      EQUITY      RESERVES      EQUITY      RESERVES      EQUITY
                    ----------   ----------   ----------   ----------   ----------   ----------
DECEMBER 31, 2005
   Affiliated       $5,444,204    $663,323    $3,544,901    $413,904    $1,899,303    $249,419
   Non Affiliated        6,481         790       504,864      58,948      (498,383)    (58,158)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,450,685    $664,113    $4,049,765    $472,852    $1,400,920    $191,261
                    ==========    ========    ==========    ========    ==========    ========
DECEMBER 31, 2004
   Affiliated       $5,283,256    $672,080    $3,314,793    $398,922    $1,968,463    $273,158
   Non Affiliated        6,117         778       467,677      56,283      (461,560)    (55,505)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,289,373    $672,858    $3,782,470    $455,205    $1,506,903    $217,653
                    ==========    ========    ==========    ========    ==========    ========

As of December 31, 2005 and 2004 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                     UNEARNED    PAID LOSSES   RESERVES FOR
                      PREMIUM        AND        LOSSES AND
                     RESERVES        LAE            LAE
                    ----------   -----------   ------------
DECEMBER 31, 2005
   Affiliates       $3,544,901    $ 91,985      $14,577,562
   Non-Affiliates      504,864     307,331        3,542,634
                    ----------    --------      -----------
   Total            $4,049,765    $399,316      $18,120,196
                    ==========    ========      ===========

DECEMBER 31, 2004
   Affiliates       $3,314,793    $ (4,950)     $12,392,072
   Non-Affiliates      467,677     250,942        2,844,971
                    ----------    --------      -----------
   TOTAL            $3,782,470    $245,992      $15,237,043
                    ==========    ========      ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its Capital and surplus is set forth in the table below:


                                                        NAIC CO.
REINSURER                                                 CODE        AMOUNT
---------                                               --------   -----------
Affilliates:
   National Union Fire Company of Pittsburgh. Pa.         19445    $13,832,981
   American International Insurance Company               32220        485,807
   American Home Assurance Company                        19380        426,426
   Transatlantic Reinsurance Company                      19453        299,719
   American International Underwriters Overseas, Ltd.         -        261,189
   New Hampshire Indemnity Company                        23833        145,633
   AIU Insurance Company                                  19399        143,588
   AIG Global Trade and Political Risk Insurance Co.      10651        126,120
   American Internatlional Reinsurance Co. Ltd                -         63,082
   New Hampshire Insurance Company                        23841         59,913
   Insurance Company of the State of Pennsylvania         19429         58,964
   United Guaranty Insurance Company                      11715         46,718
   Commerce and Industry Insurance Company                19410         28,644
   Birmingham Fire Insurance Company of Pa.               19402         13,225
   Landmark Insurance Company                             35637          9,178
   Audubon Insurance Company                              19933          5,789
   Starr Excess Liability Insurance Company, Ltd.         10932          4,527
   Hartford Steam Boiler Inspection and Insurance Co.     11452          4,064
   Euroguard Insurance Company Limited                        -          3,607
   Illinois National Insurance Company                    23817          3,474
   National Union Fire Ins Company of Vermont                 -          3,047
   AIU Insurance Company (Japan)                              -          2,823
   American International Life Assurance Co. NY (US)      60607          2,567
   Granite State Insurance Company                        23809          2,413
   Ascot Syndicate Lloyds 1414                                -          2,112
   American General Life Insurance Company                60488          1,981
   Arabian American Insurance Company, Ltd.                   -          1,003
   Other affiliates below $1.0 million                        -         34,646
                                                                   -----------
      TOTAL AFFILIATES                                              16,073,240
                                                                   -----------
   Munich Re Group                                            -        169,035
   Lloyd's                                                    -        366,924
   Swiss Re Group                                             -        226,368
   Berkshire Hathaway Group                                   -        175,328
                                                                   -----------
      TOTAL NON AFFILIATES                                             937,655
                                                                   -----------
TOTAL AFFILIATES AND NON AFFILIATES                                $17,010,895
                                                                   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $43,140 and $61,923, respectively, of statutory underwriting losses, which were comprised of premiums earned of $(1,710) and $(8,315), respectively, less losses incurred of $41,430 and $53,608 respectively, as a result of commutations with the following reinsurers:

COMPANY                          2005      2004
-------                        -------   -------
SCOR Reinsurance Company       $42,442   $21,276
Suncorp Metway                     522         -
Copenhagen Reinsurance             165         -
Gulfstream Insurance Company        12         -
Aviabel S.A.                         -       274
AXA Albingia                         -     5,837
AXA Corporate Solutions              -     3,475
Converium Reins.                     -     7,528
Cottrell Syndicate                   -       (67)
CX Reinsurance                       -     4,274
Farm Bureau Mutual                   -       634
General Re Corporation               -    16,090
National Indemnity Company           -     2,671
Providence Washington                -       (17)
Royal and Sun Alliance, PLC          -       234
TIG Insurance Company                -      (870)
Trenwick America                     -       584
                               -------   -------
TOTAL                          $43,141   $61,923
                               =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $141,589 and $76,202, respectively.

During 2005 the Company had written off related reinsurance recoverable balances of $65,282.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company's reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED      CEDED
                                                ---------   --------
Reserves Transferred:
   Initial Reserves                            $  216,347   $453,727
   Adjustments - prior year(s)                   (178,026)   (21,800)
   Adjustments - current year                       6,783    (11,763)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005                 45,104    420,164
                                                ---------   --------
Paid Losses Recovered:
   Prior year(s)                                    3,212    325,959
   Current year                                     8,999     29,161
                                                ---------   --------
   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,211    355,120
                                                ---------   --------
   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  32,893   $ 65,044
                                                =========   ========
Consideration Paid or Received:
   Initial Reserves                             $ 201,597   $276,437
   Adjustments - prior year(s)                   (180,000)   (18,038)
   Adjustments - current year                           -       (830)
                                                ---------   --------
   TOTAL PAID AS OF DECEMBER 31, 2005           $  21,597   $257,569
                                                =========   ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized        $       -   $ 47,559
   Adjustments - prior year(s)                          -     34,019
   Adjustments - current year                           -    (13,471)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005              $       -   $ 68,107
                                                =========   ========
CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
   SURPLUS AS OF DECEMBER 31, 2005              $       -   $  6,279
                                                =========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31,2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                 ASSUMED    CEDED
---------                                                 -------   -------
Commerce and Industry Insurance Company of Canada         $ 6,897   $     -
American International Reins. Co.                               -    57,331
Guideone Mutual Ins Co.                                     9,141         -
American Internaional Specialty Lines Insurance Company    15,877         -
PEG Reinsurance Co.                                             -     1,395
Swiss Re America Corp                                           -     1,078
Upinsco Inc                                                     -     1,083
All other reinsurers below $1.0 million                       978     4,157
                                                          -------   -------
TOTAL                                                     $32,893   $65,044
                                                          =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                    2005                       2004
          ------------------------   ------------------------
            DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
            ASSETS     LIABILITIES     ASSETS     LIABILITIES
          ----------   -----------   ----------   -----------
Direct    $        -     $ 56,768    $        -     $ 32,990
Assumed            -      430,142             -      432,485
Ceded      1,336,343            -     1,638,716            -
          ----------     --------    ----------     --------
TOTAL     $1,336,343     $486,910    $1,638,716     $465,475
          ==========     ========    ==========     ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2005 and 2004(1) is set forth in the table below:

                                                           2005                       2004
                                                 ------------------------   ------------------------
                                                   DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
                                                   ASSETS     LIABILITIES     ASSETS     LIABILITIES
                                                 ----------   -----------   ----------   -----------
BALANCE AT BEGINNING OF PERIOD                   $1,638,716    $465,475     $2,100,303    $558,125
   Deposit activity, including loss recoveries     (446,464)    (11,942)      (435,087)    (84,181)
   Interest income or expense, net of
      amortization of margin                         90,901      33,377        106,939      (8,469)
   Non-admitted asset portion                        53,190           -       (133,439)          -
                                                 ----------    --------     ----------    --------
BALANCE AT END OF PERIOD                         $1,336,343    $486,910     $1,638,716    $465,475
                                                 ==========    ========     ==========    ========

During 2005 the Company received consideration of $275,106 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $ 1,192,231. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting a $3,737 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Parent. As of December 31, 2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

----------
(1) The beginning of period for the 2004 year represents the deposit asset and liability balances at the inception date of the underlying agreements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets/liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                               2005         2004
------------------                            ----------   ---------
Gross deferred tax assets                     $1,147,722   $ 946,890
Gross deferred tax liabilities                  (149,521)   (128,671)
Non-admitted deferred tax assets in
   accordance with SSAP No.10, income taxes     (689,694)   (495,434)
                                              ----------   ---------
NET DEFERRED TAX ASSETS ADMITTED              $  308,507   $ 322,785
                                              ==========   =========
CHANGE IN DEFERRED TAX ASSETS NON-ADMITTED    $ (194,260)  $ 225,562
                                              ==========   =========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005       2004
--------------------------------             ---------   -------
Income tax (benefit) expense on net
   underwriting and net investment income    $(252,358)  $61,549
Federal income tax adjustment - prior year       9,311    24,762
                                             ---------   -------
CURRENT INCOME TAX (BENEFIT) EXPENSE         $(243,047)  $86,311
                                             =========   =======

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, and changes in deferred income taxes for 2005 is set forth in the table below:

AS OF DECEMBER 31,                              2005         2004       CHANGE
------------------                           ----------   ---------   ---------
Deferred Tax Assets
   Loss reserve discount                     $  499,838   $ 402,853   $  96,985
   Non-admitted assets                          206,602     186,532      20,070
   Unearned premium reserve                     303,414     289,576      13,838
   Partnership adjustments                            -       6,494      (6,494)
   Pension adjustments                            7,328       7,327           1
   Other temporary difference                   130,540      54,108      76,432
                                             ----------   ---------   ---------
      GROSS DEFERRED TAX ASSETS               1,147,722     946,890     200,832
   Non-admitted deferred tax assets            (689,694)   (495,434)   (194,260)
                                             ----------   ---------   ---------
      ADMITTED DEFERRED TAX ASSETS              458,028     451,456       6,572
                                             ----------   ---------   ---------
Deferred Tax Liabilities
   Unrealized capital gains                    (115,317)   (128,671)     13,354
   Partnership adjustments                       (4,047)          -      (4,047)
   Other temporary differences                  (30,157)          -     (30,157)
                                             ----------   ---------   ---------
   GROSS DEFERRED TAX LIABILITIES              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
      NET ADMITTED DEFERRED TAX ASSETS       $  308,507   $ 322,785   $ (14,278)
                                             ==========   =========   =========
   Gross deferred tax assets                 $1,147,722   $ 946,890   $ 200,832
   Gross deferred tax liabilities              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
   NET DEFERRED TAX ASSETS                   $  998,201   $ 818,219   $ 179,982
                                             ==========   =========   =========
   Income tax effect of unrealized capital
      (gains) / losses                                                  (13,354)
                                                                      ---------
   CHANGE IN DEFERRED INCOME TAXES                                    $ 166,628
                                                                      =========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                          TAX
                                             AMOUNT      EFFECT
                                           ---------   ---------
Net loss before federal income
   taxes                                   $(408,280)  $(142,898)
----------------------------------------------------------------
Book to tax adjustments:
----------------------------------------------------------------
   Tax exempt income and dividends
      received deduction, net of
      proration                             (296,930)   (103,926)
   Intercompany dividends                    (11,240)     (3,934)
   Meals and entertainment                     1,802         631
   Change in non-admitted assets             (54,557)    (19,095)
   Federal income tax adjustment - prior
      year                                         -      (9,311)
   Remediation adjustments                         -     (36,343)
   Contingent tax reserves                         -     (21,763)
   Foreign tax credits                             -     (52,544)
                                           ---------   ---------
   TOTAL BOOK TO TAX ADJUSTMENTS            (360,925)   (246,285)
                                           ---------   ---------
FEDERAL TAXABLE LOSS AND TAX BENEFIT       $(769,205)  $(389,183)
                                           =========   =========
----------------------------------------------------------------
Current Federal income tax (benefit)
   expense                                             $(243,047)
Income tax on net realized capital gains                  20,492
Change in deferred income taxes                         (166,628)
                                                       ---------
Total Federal income tax benefit                       $(389,183)
                                                       =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year           $     -
First preceding year   $75,153
                       -------

The Company did not have any unused loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   GENERAL

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The Company's share of net expense for the qualified pension plan was $6,500 and $9,800 for the years ended December 31, 2005 and 2004, respectively.

B.   DEFERRED COMPENSATION PLAN

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on form 10-K. During 2005 the Parent allocated $2,177 of the cost of these stock options and certain other deferred compensation programs to the Company.

     POST-RETIREMENT BENEFIT PLANS

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $243,000, respectively. These obligations are not funded currently. The Company's share of the expense of other postretirement benefit plans was $200 and $0 for 2005 and 2004, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

     AS OF DECEMBER 31,                              2005         2004
     ------------------                           ----------   ----------
        Discount rate                                5.50%        5.75%
        Rate of compensation increase (average)      4.25%        4.25%
        Measurement date                          12/31/2005   12/31/2004
        Medical cost trend rate                       N/A          N/A

C.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                              2005         2004
                                           ----------   ----------
     Common stock, par value               $   25,426   $   25,426
     Common stock in excess of par value    2,779,526      702,746
                                           ----------   ----------
           TOTAL CAPITAL                    2,804,952      728,172
                                           ----------   ----------
     Unassigned surplus                     2,176,592    2,529,590
     Special surplus from retroactive
     reinsurance arrangements                  68,107       81,578
                                           ----------   ----------
           TOTAL SURPLUS                    2,244,699    2,611,168
                                           ----------   ----------
        TOTAL CAPITAL AND SURPLUS          $5,049,651   $3,339,340
                                           ==========   ==========

     The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                     2005          2004
                                 -----------   -----------
     Unrealized gains            $ 1,725,717   $ 1,570,673
     Non-admitted asset values   $(1,378,107)  $(1,055,332)
     Provision for reinsurance   $  (210,152)  $  (376,738)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2005, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2005) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. At December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $504,965.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 12 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement. The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

     On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $54,468 to cover any contingent obligations arising from the potential underpayment of these taxes and assessments.

     Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

     On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

     Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

     AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information;
     (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies; (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

     On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   ASBESTOS AND ENVIRONMENTAL RESERVES

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross net of reinsurance credits, are as follows:

                                                     ASBESTOS LOSSES      ENVIRONMENTAL LOSSES
                                                  ---------------------   --------------------
                                                     2005        2004        2005       2004
                                                  ----------   --------    --------   --------
     Direct:
     Loss and LAE reserves, beginning of period   $  693,044   $257,696    $256,889   $185,969
        Incurred losses and LAE                      489,955    507,688      63,051    111,636
        Calendar year paid losses and LAE            (95,374)   (72,340)    (31,264)   (40,715)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $1,087,625   $693,044    $288,676   $256,890
                                                  ==========   ========    ========   ========
     Assumed:
     Loss and LAE reserves, beginning of period   $   90,162   $ 32,780    $  6,626   $  8,074
        Incurred losses and LAE                       14,722     62,592         830       (556)
        Calendar year paid losses and LAE             (7,485)    (5,209)       (895)      (892)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $   97,399   $ 90,163    $  6,561   $  6,626
                                                  ==========   ========    ========   ========
     Net of Reinsurance:
     Loss and LAE reserves, beginning of period   $  348,261   $103,262    $142,025   $ 80,833
        Incurred losses and LAE                      209,273    275,687      16,410     82,751
        Calendar year paid losses and LAE            (39,288)   (30,688)    (23,458)   (21,559)
                                                  ----------   --------    --------   --------
     LOSS AND LAE RESERVES, END OF PERIOD         $  518,246   $348,261    $134,977   $142,025
                                                  ==========   ========    ========   ========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2005, the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $724,600 and $705,900, respectively.

     As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $293,300. The Company expects only a small portion of this portfolio will be called during 2006.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.   SEPTEMBER 11, 2001 EVENTS

     As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

     AS OF DECEMBER 31,         2005        2004
     ------------------      ---------   ---------
     Gross of reinsurance    $ 448,183   $ 448,183
     Ceded reinsurance        (386,704)   (386,704)
                             ---------   ---------
        NET OF REINSURANCE   $  61,479   $  61,479
                             =========   =========

     All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   PROPERTY CATASTROPHE LOSSES

     During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:

                 LOSS OCCURRENCE                                                 PRE-TAX LOSS
     HURRICANE        PERIOD       CATEGORY             AREA / REGION              EXPOSURE
     ---------   ---------------   --------   --------------------------------   ------------
     Katrina       August 2005         4      Louisiana / Central Gulf Coast       $183,337
     Rita         September 2005       3      Southwestern Louisiana and Texas       47,890
     Wilma         October 2005        3      Southern Florida                       62,495
                                                                                   --------
        TOTAL                                                                      $293,722
                                                                                   ========

C.   OTHER

     The Company underwrites a significant concentration of its direct business with brokers.

     As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,700,000 and $3,200,000, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims amounted to $332,400 and $367,200, respectively, of which $16,600 and $21,000, respectively, were non-admitted.

     The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $19 and $532, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

     AS OF DECEMBER 31,                               2005        2004
     ------------------                            ---------   ---------
     Guaranty funds receivable or on deposit       $  20,098   $  18,706
     Loss funds on deposit                            71,016      84,258
     Outstanding loss drafts - Suspense Accounts     509,571     277,641
     Accrued recoverables                              6,780       5,963
     Servicing carrier receivable                          -       6,453
     Other                                            17,681      82,735
     Allowance for doubtful accounts                (446,746)   (103,851)
                                                   ---------   ---------
        TOTAL OTHER ADMITTED ASSETS                $ 178,400   $ 371,905
                                                   =========   =========

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company routinely assesses the collectibility of its receivable balances for potential uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $446,746 and $103,851, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

     During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 14 - SUBSEQUENT EVENTS

A.   CAPITAL MAINTENANCE AGREEMENT

     In February 2006, the Company entered into a Capital Maintenance Agreement ("CMA") with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

     Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

     During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the New York Insurance Department.

     With the approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables at December 31, 2005, authorizing withdrawls of up to $360,000. Additionally, the calculation of the provision for reinsurance at December 31, 2005 reflects the effects of cash collections from affiliates subsequent to December 31, 2005.

B.   LIFE SETTLEMENTS

     Subsequent to December 31, 2005, the Company agreed in principle, subject to the execution of acceptable agreements and the approval of the New York State Insurance Department, to a series of simultaneous transactions culminating in the sale to affiliates of the collateral interests underlying all life settlement loans on its books for net cash in an amount equal to the cost, including all capitalized and accrued interest, of the loans prior to such transactions. As a result, the loans will be extinguished with no gain or loss to be realized on these transactions. Effective with the closing of these transactions, the Company will cease granting new life settlements loans.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements

                  (1) Financial Statements of the WM Strategic Asset Manager Divisions of American General Life Insurance Company Separate Account D:

                           Report of Independent Registered Public Accounting
                           Firm
                           Statement of Net Assets
                           Statement of Operations
                           Statement of Changes in Net Assets
                           Notes to Audited Financial Statements

                  (2) Consolidated Financial Statements of American General Life Insurance Company:

                           Report of Independent Registered Public Accounting
                           Firm
                           Consolidated Balance Sheets
                           Consolidated Statements of Income
                           Consolidated Statements of Shareholder's Equity Consolidated Statements of Comprehensive Income Consolidated Statements of Cash Flows
                           Notes to Consolidated Financial Statements

                  (3) The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for the year then ended.

         (b)      Exhibits.

1        (a)      American General Life Insurance Company of Delaware Board of
                  Directors resolution authorizing the establishment of Separate
                  Account D. (1)

         (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company.
                  (2)

         (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2        Custodial agreements: None.

3        (a)      (i)      Distribution Agreement between American General
                           Equity Services Corporation and American General Life
                           Insurance Company, effective October 1, 2002, incorporated by reference to Post-Effective Amendment
                           No. 7 to Form N-4 Registration Statement (File No.
                           333-40637) of American General Life Insurance Company
                           Separate Account D, filed November 8, 2002.

                  (ii)     (A)      Form of Master Marketing and Distribution
                                    Agreement, by and among American General
                                    Life Insurance Company, American General
                                    Securities Incorporated and Sierra
                                    Investment Services Corporation. (8)

                           (B)      (1)      Master Marketing and Distribution
                                             Agreement by and among American
                                             General Life Insurance Company,
                                             American General Securities
                                             Incorporated, and WM Funds
                                             Distributor, Inc., dated July 12,
                                             1999. (10)

                                    (2)      First Amendment to Master Marketing
                                             and Distribution Agreement by and
                                             Among American General Life
                                             Insurance Company, American General
                                             Distributors, Inc. and WM Funds
                                             Distributor, Inc., dated November
                                             1, 2000. (12)

                           (C)      Form of Amended and Restated Master
                                    Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (12)

         (b)      (i)      Form of Selling Group Agreement, by and among
                           American General Life Insurance Company, American
                           General Securities Incorporated and Sierra Investment
                           Services Corporation. (8)

                  (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc. (12)

         (c)      (i)      Trust Participation Agreement. (5)

                  (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation. (8)

                  (iii) Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (9)

                  (iv) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, WM Variable Trust, and WM Funds Distributor, Inc., dated July 12, 1999. (10)

3        (c)      (v)      First Amendment to Participation Agreement among
                           American General Life Insurance Company, American
                           General Securities Incorporated, American General
                           Distributors, Inc., WM Variable Trust and WM Funds
                           Distributor, Inc., dated November 1, 2000. (12)

         (d)      (i)      Agreement respecting certain indemnifications given
                           by Sierra Investment Advisors Corporation and Sierra
                           Investment Services Corporation to American General
                           Life Insurance Company and American General
                           Securities Incorporated. (5)

                  (ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (10)

                  (iii) First Amendment to Indemnification Agreement by and among American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

4        (a)      Specimen form of Combination Fixed and Variable Annuity
                  Contract (Form No. 97010). (8)

         (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (8)

         (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (8)

         (d)      Form of Qualified Contract Endorsement. (6)

         (e)      (i)      (A)      Specimen form of Individual Retirement
                                    Annuity Disclosure Statement available under
                                    Contract Form No. 97010 and Contract Form
                                    No. 97011. Incorporated by reference to
                                    Post-Effective Amendment No. 8 to Form N-4
                                    Registration Statement (File No. 333-25549) of American General Life Insurance Company
                                    Separate Account D, filed on May 2, 2005.
                                    (Filed Herewith.)

                           (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005. (Filed Herewith.)

                  (ii) Specimen form of Individual Retirement Annuity Endorsement. (4)

                  (iii)    Specimen form of IRA Instruction Form. (6)

5        (a)      (i)      Specimen form of Application for Contract Form No.
                           97010 and Contract Form No. 97011. (8)

                  (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011. (9)

                  (iii) Specimen form of amended Application for Contract Form No. 97010 and Contract Form No. 97011. (9)

                  (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998. (11)

                  (v)      (A)      Specimen form of Application for Contract
                                    Form No. 97010 and Contract Form No. 97011, amended March 1, 1999. (11)

                           (B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                           (C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                           (D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                           (E) Specimen form of Application (Form No. L 8908-97 REV 0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

                           (F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001. (14)

                           (G) Specimen form of Oregon Application (Form No. 8908-38 REV 0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

                  (vi)     Specimen form of SNAP Annuity Ticket application. (8)

         (b)      (i)      Election of Annuity Payment Option/Change Form. (5)

                  (ii)     Specimen form of Absolute Assignment to Effect
                           Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (6)

         (c)      (i)      Contract Service Request, including telephone
                           transfer authorization for Contract Form No. 97010
                           and Contract Form No. 97011. (8)

                  (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

                  (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

                  (iv)     (A)      Contract Service Request, amended March 1,
                                    1999, including telephone transfer
                                    authorization for Contract Form No. 97010
                                    and Contract Form No. 97011. (11)

                           (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (13)

                           (C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011. (13)

                           (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (14)

                  (v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)

                  (vi)     Form of Transaction Request Form. (6)

6        (a)      Amended and Restated Articles of Incorporation of American
                  General Life Insurance Company, effective December 31, 1991.
                  (2)

         (b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995, incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998.

         (c) Bylaws of American General Life Insurance Company, restated as of June 8, 2005. (7)

7        None

8        (a)      Form of Letter Agreement between Sierra Investment Services
                  Corporation and American General Life Insurance Company regarding expenses. (8)

         (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998. (11)

         (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000. (13)

         (d) Form of Addendum to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005.

         (e) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (15)

9        (a)      Opinion and Consent of Counsel for Depositor. (8)

9        (b)      Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
                  Counsel to American Home Assurance Company. (17)

10 Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11       Not applicable

12       None

13       (a)      (i)      (A)      Computations of hypothetical historical
                                    standardized average annual total returns for the Global Money Fund Division, available under Contract Form No. 97010 and
                                    Contract Form No. 97011 for the one year period ended December 31, 1996. (8)

                           (B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997. (9)

                  (ii)     (A)      Computations of hypothetical historical
                                    non-standardized total returns for the
                                    Global Money Fund Division, available under
                                    Contract Form No. 97010 and Contract Form
                                    No. 97011 for the one year period ended
                                    December 31, 1996, and since inception. (8)

                           (B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

                  (iii)    (A)      Computations of hypothetical historical
                                    non-standardized cumulative total returns for the Global Money Fund Division, available under Contract Form No. 97010 and
                                    Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (8)

                           (B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

                  (iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period ended December 31, 1996. (8)

                  (v)      (A)      Computation of hypothetical historical
                                    non-standardized total return for the Mid
                                    Cap Stock Fund Division, available under
                                    Contract Form No. 97010 and Contract No.
                                    97011, since inception. (12)

                           (B) Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

                           (C) Computation of hypothetical historical average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

14       American Home Assurance Company Power of Attorney. (18)

----------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005, accession number 0001193125-05-0165474.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998, accession number 0000904456-98-000109.

(10) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000, accession number 000089243-00-000913.

(11) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999, accession number 0000899243-99-000787.

(12) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 5, 2001, accession number 0000899243-01-000859.

(13) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000, accession number 0000899243-00-000935.

(14) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001, accession number 0000899243-01-000892.

(15) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on August 12, 2005, accession number 0000089031-05-000008.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D, filed on September 26, 2005, accession number 0001193125-05-191297.

(17) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on October 25, 2005, Accession No. 0000950129-05-010062.

(18) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 1, 2006, Accession No. 0001193125-06-068928.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

Rodney O. Martin, Jr.                   Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff                     Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                          Director and Chairman-Global High Net Worth,
830 Third Avenue                        Corporate Markets & Domestic Institutional Profit Center
New York, NY 10022                      and Chief Executive Officer-Global High Net Worth, Corporate Markets &
                                        Domestic Institutional Profit Center

Mary Jane Fortin                        Director, Chief Financial Officer and
2929 Allen Parkway                      Executive Vice President
Houston, TX 77019

David L. Herzog                         Director
70 Pine Street
New York, NY 10270

Richard A. Hollar                       Director, Chairman-Independent Distribution Profit Center, President-AIG
750 West Virginia Street                Life Brokerage Profit Center and Chief Executive Officer-Independent
Milwaukee, WI 53204                     Distribution Profit Center

Royce G. Imhoff, II                     Director, President-Independent Distribution and Affluent Profit Center
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

Gary D. Reddick                         Director, Executive Vice President and
2929 Allen Parkway                      Chief Administrative Officer
Houston, TX 77019

Christopher J. Swift                    Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley                        Director, President-Group Benefits & Financial Institutions and Chief
2929 Allen Parkway                      Executive Officer-Group Benefits & Financial Institutions
Houston, TX 77019

Matthew Winter                          Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker                        President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner                   President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

James P. Steele                         President-Structured Settlements and Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

David R. Armstrong                      Executive Vice President-Group Benefit & Financial Institutions
3600 Route 66
Neptune, NJ 07754

Rebecca G. Campbell                     Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Dan E. Trudan                           Executive Vice President-Operations, Independent Distribution Profit Center
750 West Virginia St.
Milwaukee, WI 53204

Steven D. Anderson                      Chief Financial Officer-Independent Distribution
2727 Allen Parkway                      Profit Center and Senior Vice President-Independent Distribution Profit
Houston, TX 77019                       Center

Stephen A. Appleyard                    Senior Vice President-Accident & Health
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden                           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

Wayne A. Barnard                        Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein                     Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson                      Senior Vice President and Chief Information Officer
2727 Allen Parkway
Houston, TX 77019

James A. Galli                          Senior Vice President and Chief Business Development Officer
830 Third Avenue
New York, NY 10022

Robert M. Goldbloom                     Senior Vice President-Terminal Funding Annuities
80 Pine Street
New York, NY 10005

William F. Guterding                    Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.                  Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel                       Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings                        Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson                       Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

Richard D. McFarland                    Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Mark R. McGuire                         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo                        Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Harry R. Miller                         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

John W. Penko                           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Dennis H. Roberts                       Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Robert E. Steele                        Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Frederic R. Yopps                       Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman                     Senior Vice President and Medical Director-Houston
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon                         Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                          Vice President
2727 Allen Parkway
Houston, TX 77019

Paul Bell, III                          Vice President and Medical Director
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen                       Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

Laura J. Borowski                       Vice President
750 West Virginia St.
Milwaukee, WI 53204

James B. Brown                          Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield                    Vice President
3600 Route 66
Neptune, NJ 07754

Michael Candy                           Vice President
2929 Allen Parkway
Houston, TX 77019

Robert W. Chesner                       Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey                     Vice President and Medical Director-Milwaukee
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs                          Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi                        Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack                      Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs                         Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield                  Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan                      Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi                     Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

John T. Fieler                          Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze                        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Brad J. Gabel                           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.               Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart                            Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette                     Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer                    Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger                   Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer                          Vice President
1 Chase Manhattan Plaza
New York, NY 10005

John Harmeling                          Vice President
2929 Allen Parkway
Houston, Texas 77019

Craig H. Harrel                         Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington                     Vice President
2727 Allen Parkway
Houston, TX 77019

Bradley Harris                          Vice President
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

Michael Harrison                        Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty                           Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig                          Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard                       Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble                         Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby                          Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson                       Vice President
205 E. 10th Street
Amarillo, TX 79101

David S. Jorgensen                      Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy                      Vice President
750 West Virginia Street
Milwaukee, WI 53204

Michael J. Krugel                       Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman                        Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Charles L. Levy                         Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                             Vice President
6363 Forest Park Road
Dallas, TX 75235

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

Robert J. Ley                           Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers                         Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett                    Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                           Vice President, Real Estate Investment Officer and
2727 Allen Parkway                      Assistant Secretary
Houston, TX 77019

Gordon S. Massie                        Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall                        Vice President
2727 Allen Parkway
Houston, TX 77019

Beverly A. Meyer                        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael                      Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                           Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller                        Vice President
#1 Franklin Square
Springfield, IL 62713

Alex N. Moral                           Vice President-Product Design and Development
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy                       Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli                         Vice President
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

Carl T. Nichols                         Vice President and Medical Director-Amarillo
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson                      Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.                    Vice President, Real Estate Investment Officer and
2929 Allen Parkway                      Assistant Secretary
Houston, TX 77019

Lori J. Payne                           Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen                     Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival                       Vice President and Medical Director-Houston
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel                        Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins                           Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.                  Vice President
2929 Allen Parkway
Houston, TX 77019

John Rugel                              Vice President
750 West Virginia Street
Milwaukee, WI 53204

Dale W. Sachtleben                      Vice President
#1 Franklin Square
Springfield, IL 62713

Kristin Sather                          Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard W. Scott                        Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------                      ---------------------------------------

Tom L. Scott                            Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                          Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton                     Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba                       Vice President
2929 Allen Parkway
Houston, TX 77019

J. Alan Vale                            Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss                      Vice President
#1 Franklin Square
Springfield, IL 62713

Cynthia P. Wieties                      Vice President
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                       Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                         Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-06-003276, filed March 16, 2006 and incorporated herein by reference. The Registrant is a Separate account of American General Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 17, 2006 there were 11,957 owners of the Contracts, of which 3,950 were qualified Contracts and 8,007 were non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Equity Services Corporation ("AGESC") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGESC will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGESC is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGESC. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGESC, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGESC with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGESC for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGESC from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGESC agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGESC.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.

NAME AND PRINCIPAL                                POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                                 AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------                                --------------------------------------------

Rodney O. Martin, Jr.                             Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire                                   Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                                POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                                 AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------                                --------------------------------------------

Gary D. Reddick                                   Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II                               President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.                            Vice President
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington                                 Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson                                Vice President, Chief Compliance Officer and Anti-
2727 Allen Parkway                                Money Laundering Compliance Officer
Houston, TX 77019

T. Clay Spires                                    Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                                 Secretary
70 Pine Street
New York, NY 10270

Sarah Hosker                                      Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                                   Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson                                 Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                                   Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore                                  Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c)      Not Applicable.

ITEM 30. LOCATION OF RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

ITEM 31. MANAGEMENT SERVICES

None

ITEM 32. UNDERTAKINGS

Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts

The American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY


         Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account D of American General Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 1st day of May, 2006.


                               AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                               (Registrant)

                       BY: AMERICAN GENERAL LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)




                       BY:     /s/ ROBERT F. HERBERT, JR.
                               -------------------------------------------------
                               ROBERT F. HERBERT, JR.
                               SENIOR VICE PRESIDENT, TREASURER
                               AND CONTROLLER

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                            Title                              Date
---------                                            -----                              ----


/s/ RODNEY O. MARTIN, JR.                            Director, Chairman                 May 1, 2006
--------------------------------------------         President and Chief
RODNEY O. MARTIN, JR.                                Executive Officer



/s/ CHRISTOPHER J. SWIFT                             Director and Chief                 May 1, 2006
--------------------------------------------         Financial Officer
CHRISTOPHER J. SWIFT



/s/ BERNARD AIDINOFF                                 Director                           May 1, 2006
--------------------------------------------
M. BERNARD AIDINOFF



/s/ DAVID J. DIETZ                                   Director                           May 1, 2006
--------------------------------------------
DAVID J. DIETZ



/s/ DAVID L HERZOG                                   Director                           May 1, 2006
--------------------------------------------
DAVID L. HERZOG



/s/ RICHARD A HOLLAR                                 Director                           May 1, 2006
--------------------------------------------
RICHARD A. HOLLAR



/s/ ROYCE G. IMHOFF II                               Director                           May 1, 2006
--------------------------------------------
ROYCE G. IMHOFF II



/s/ RICHARD J MILLER                                 Director                           May 1, 2006
--------------------------------------------
RICHARD J. MILLER

Signature                                            Title                              Date
---------                                            -----                              ----


/s/ GARY D. REDDICK                                  Director                           May 1, 2006
--------------------------------------------
GARY D. REDDICK



/s/ JAMES W. WEAKLEY                                 Director                           May 1, 2006
--------------------------------------------
JAMES W. WEAKLEY

                                   SIGNATURES


         American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 1st day of May, 2006.


                                    AMERICAN HOME ASSURANCE COMPANY


                           BY:      /s/ ROBERT S. SCHIMEK
                                    --------------------------------------------
                                    ROBERT S. SCHIMEK
                                    SENIOR VICE PRESIDENT AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                               Date
---------                           -----                               ----

*M. BERNARD AIDINOFF                Director                            May 1, 2006
---------------------------
 M. BERNARD AIDINOFF

*STEVEN J. BENSINGER                Director                            May 1, 2006
---------------------------
 STEVEN J. BENSINGER

*JOHN Q. DOYLE                      Director and President              May 1, 2006
---------------------------
 JOHN Q. DOYLE

*JEFFREY L. HAYMAN                  Director                            May 1, 2006
---------------------------
 JEFFREY L. HAYMAN

*DAVID L. HERZOG                    Director                            May 1, 2006
---------------------------
 DAVID L. HERZOG

*ROBERT E. LEWIS                    Director                            May 1, 2006
---------------------------
 ROBERT E. LEWIS

*KRISTIAN P. MOOR                   Director and Chairman               May 1, 2006
---------------------------
 KRISTIAN P. MOOR

*WIN J. NEUGER                      Director                            May 1, 2006
---------------------------
 WIN J. NEUGER

*ROBERT M. SANDLER                  Director                            May 1, 2006
---------------------------
 ROBERT M. SANDLER

*ROBERT S. SCHIMEK                  Director, Senior Vice               May 1, 2006
---------------------------         President and Treasurer
 ROBERT S. SCHIMEK

*NICHOLAS S. TYLER                  Director                            May 1, 2006
---------------------------
 NICHOLAS S. TYLER

*NICHOLAS C. WALSH                  Director                            May 1, 2006
---------------------------
 NICHOLAS C. WALSH


*  BY:   /s/ ROBERT S. SCHIMEK
         ---------------------------
         ROBERT S. SCHIMEK
         ATTORNEY-IN-FACT

                                Index of Exhibits

Exhibit No.

4. (e) (i) (A)    Specimen form of Individual Retirement Annuity Disclosure
                  Statement available under Contract Form No. 97010 and Contract
                  Form No. 97011.

4. (e) (i) (B)    Specimen form of Roth Individual Retirement Annuity Disclosure
                  Statement available under Contract Form No. 97010 and Contract
                  Form No. 97011.

10.               Consent of Independent Registered Public Accounting Firm